UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       File No.  33-82174

     Pre-Effective Amendment No.                                             |_|

     Post-Effective Amendment No. 14                                         |X|

                        (Check appropriate box or boxes.)

                         NATIONWIDE VARIABLE ACCOUNT - 7

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                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY

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                               (Name of Depositor)

                   One Nationwide Plaza, Columbus, Ohio 43215

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         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111

                                                           ---------------------




    Patricia R. Hatler, Secretary, One Nationwide Plaza, Columbus, Ohio 43215

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                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering        May 1, 2004
                                                    -----------



It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|X|  on May 1, 2004 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered     Modified Single Premium Deferred
                                            Variable Annuity Contract

                                         ---------------------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts
             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-7
                   The date of this prospectus is May 1, 2004.

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This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2004) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 23. For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-848-6331 (TDD 1-800-238-3035) or write

                        Nationwide Life Insurance Company
                        P.O. Box 182021
                        Columbus, Ohio 43218-2021

The Statement of Additional Information and other materials incorporated by reference can be found on the SEC website at: www.sec.gov.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

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The following is a list of the underlying mutual funds available under the contract.

Fidelity Variable Insurance Products Fund
o VIP Equity-Income Portfolio: Initial Class
o VIP Growth Portfolio: Initial Class
o VIP High Income Portfolio: Initial Class *
o VIP Money Market Portfolio: Initial Class
o VIP Overseas Portfolio: Initial Class
Fidelity Variable Insurance Products Fund II
o VIP II Asset Manager Portfolio: Initial Class
o VIP II Asset Manager: Growth Portfolio: Initial Class
o VIP II Contrafund(R)Portfolio: Initial Class
o VIP II Index 500 Portfolio: Initial Class
o VIP II Investment Grade Bond Portfolio: Initial Class
Fidelity Variable Insurance Products Fund III
o VIP III Balanced Portfolio: Initial Class
o VIP III Growth & Income Portfolio: Initial Class
o VIP III Growth Opportunities Portfolio: Initial Class

*This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-7 ("variable account") may be allocated to the fixed account.

Glossary of Special Terms


Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held in the fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) if the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account-7, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents




Glossary of Special Terms.....................................
Contract Expenses.............................................
Underlying Mutual Fund Annual Expenses........................
Example.......................................................
Synopsis of the Contracts.....................................
Financial Statements..........................................
Condensed Financial Information...............................
Nationwide Life Insurance Company.............................
Nationwide Investment Services Corporation....................
Investing in the Contract.....................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

The Contract in General......................................`
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
Standard Charges and Deductions...............................
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees

Optional Contract Benefits, Charges and Deductions............
     Optional Death Benefits
Contract Ownership............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
Operation of the Contract.....................................

     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions

Right to Revoke...............................................
Surrender (Redemption)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Loan Privilege................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
Assignment....................................................
Contract Owner Services.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
Annuity Commencement Date.....................................
Annuitizing the Contract......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options
Death Benefits................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payments
Statements and Reports........................................
Legal Proceedings.............................................
Advertising ..................................................

     Money Market Yields
     Historical Performance of the Sub-Accounts

Table of Contents of Statement of Additional
     Information..............................................

Appendix A: Underlying Mutual Funds...........................
Appendix B: Condensed Financial Information...................
Appendix C: Contract Types and Tax Information................

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.


--------------------------------------------------------------------------------
                      Contract Owner Transaction Expenses
--------------------------------------------------------------------------------

Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered).....................     7% 1
Maximum Loan Processing Fee..............................................................................................     $25 2
Annual Loan Interest Charge..............................................................................................     2.25%3
Maximum Premium Tax Charge (as a percentage of purchase payments)........................................................     5% 4

----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

--------------------------------------------------------------------------------
                           Recurring Contract Expenses
--------------------------------------------------------------------------------
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)5
     Mortality and Expense Risk Charge...................................................................................     1.25%
     Administration Charge...............................................................................................     0.15%

         Total Variable Account Annual Expenses..........................................................................     1.40%
     Death Benefit Options6 (an applicant may elect one)

         Optional Long Term Care Facility and One-Year Step Up Death Benefit.............................................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.45%
         Optional Long Term Care Facility and 5% Enhanced Death Benefit..................................................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.50%
----------------------------------------------------------------------------------------------------------------------------- ------
The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract.
--------------------------------------------------------------------------------
                      Summary of Maximum Contract Expenses
--------------------------------------------------------------------------------
Mortality and Expense Risk Charge (applicable to all contracts)..........................................................     1.25%
Administrative Charge (applicable to all contracts)......................................................................     0.15%
Optional Long Term Care Facility and 5% Enhanced Death Benefit...........................................................     0.10%
----------------------------------------------------------------------------------------------------------------------------- ------

Maximum Possible Total Variable Account Charges..........................................................................     1.50%

--------------------------------------------------------------------------------



----------
1 Range of CDSC over time:
---------------------------
Number of Completed Years           0     1     2     3     4     5     6     7
from Date of Purchase Payment     ----   ----  ----  ---- ----   ---- ----- ----
----------- ----------------------------------- ---------- ---------- ----------
CDSC Percentage                    7%     6%    5%    4%    3%    2%    1     0%
                                  ----   ----  ----  ---- ----   ---- ----- ----
--------------------------------------------------------------------------------

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1) 10% of all purchase payments made to the contract; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.


2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.

6 Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract.

Underlying Mutual Fund Annual Expenses


The next table shows the minimum and maximum total operating expenses as of December 31, 2003 charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

----------------------------------------------------------------------------------- ------------- ------------
Total Annual Underlying Mutual Fund Operating Expenses                                Minimum       Maximum
----------------------------------------------------------------------------------- ------------- ------------
----------------------------------------------------------------------------------- ------------- ------------

(expenses that are deducted from underlying mutual fund assets, including              0.28%         0.86%
management fees, distribution 0.28% 0.86% (12b-1) fees, and other expenses as a percentage of average underlying mutual fund assets)

--------------------------------------------------------------------------------


The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.


Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (1.50%).


------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual

Fund Operating Expenses (0.86%)        788    1,122  1,483   2,779    248    762    1,303   2,779     *     762    1,303    2,779

------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual

Fund Operating Expenses (0.28%)        727     938   1,175   2,156    187    578     995    2,156     *     578     995     2,156

------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and references to "contract owner" will mean "participant."

The contracts can be categorized as:

o Individual Retirement Annuities ("IRAs"), with contributions rolled over or transferred from certain tax-qualified plans;

o    Investment-only Contracts (Qualified Plans)

o    Non-Qualified Contract;

o    Roth IRAs; or

o Tax Sheltered Annuities, with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to differences in contract types, please see "Types of Contracts" in Appendix C.


Minimum Initial and Subsequent Purchase Payments
-------------------------- ----------------- -----------------
                           Minimum Initial       Minimum
        Contract           Purchase Payment     Subsequent
          Type                                   Payments
-------------------------- ----------------- -----------------

IRA                            $15,000            $1,000

-------------------------- ----------------- -----------------
Non-Qualified Contract         $15,000            $1,000
-------------------------- ----------------- -----------------
Roth IRA                       $15,000            $1,000
-------------------------- ----------------- -----------------
Tax Sheltered Annuity          $15,000            $1,000
-------------------------- ----------------- -----------------
Investment-only Contract
(Qualified Plan)               $15,000            $1,000
-------------------------- ----------------- -----------------

Charges and Expenses

Nationwide deducts a mortality and expense risk charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks.

Nationwide deducts an administration charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge

("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.


Two optional death benefits are available to contract owners at the time of application. Nationwide will deduct a charge equal to an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or a charge equal to an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected. For more information about the standard and optional death benefit(s), please see the "Death Benefit Payments" provision.


Annuity Payments


Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


Taxation


How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").


Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Financial Statements


Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


Condensed Financial Information


The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.


Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.


Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 22, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.


The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.


Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.


The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.25% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.


Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a mortality and expense risk charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.


The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the two optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.


Administration Charge

Nationwide deducts an administration charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 0.15% of the daily net assets of the variable account.

The administration charge compensates Nationwide for expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

---------------------------------- ---------------------------
 Number of Completed Years from               CDSC
    Date of Purchase Payment               Percentage
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                0                              7%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                1                              6%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                2                              5%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                3                              4%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                4                              3%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                5                              2%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                6                              1%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                7                              0%
---------------------------------- ---------------------------


The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.


All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)  10% of all purchase payments; or

(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account and the variable account.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.


This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.


Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract; or

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay a death benefit.


New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Optional Death Benefits


For contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve applicable contract modifications, if the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the options chosen. Nationwide may realize a profit from the charge assessed for these options. Further information about these benefits can be found in the "Death Benefit Payment" provision. All of the following death benefit options may not be available in every state.


One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged on withdrawals if:

o    the third contract anniversary has passed; and

o the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

o the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

o Nationwide receives and records a letter from that physician indicating such diagnosis.

For those contracts that have a non-natural person as contract owner (e.g. a trust or corporation) for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner has not been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Contract Ownership

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;


o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary(ies) or contingent beneficiary(ies) during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.



Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

-------------------------- ----------------- -----------------
                           Minimum Initial       Minimum
        Contract           Purchase Payment     Subsequent
          Type                                   Payments
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------

IRA                            $15,000            $1,000

-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
Non-Qualified Contract         $15,000            $1,000
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
Roth IRA                       $15,000            $1,000
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
Tax Sheltered Annuity          $15,000            $1,000
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
Investment-only Contract       $15,000            $1,000
(Qualified Plan)
-------------------------- ----------------- -----------------

Subsequent purchase payments are not permitted in the State of New York.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence dAY
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner.

Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1) the value of amounts allocated to the sub-accounts of the variable account; and

(2)  amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.40% to 1.50% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.


Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

(2)  adding any interest earned on the amounts allocated.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account at the time the transfer is requested. Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is equal to or greater than 30% of the contract value at the time the transfer is requested.

Transfers Among the Sub-Accounts


A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Transfer Requests


Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.


Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.


Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:


---------------------------------- -------------------------------

Trading Behavior                   Nationwide's Response

---------------------------------- -------------------------------

6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)   they have been
                                         identified as engaging
                                         in harmful trading
                                         practices; and
                                   (2)   if their transfer
                                         events exceed 11 in 2
                                         consecutive calendar
                                         quarters or 20 in one
                                         calendar year, the
                                         contract owner will be
                                         limited to submitting
                                         transfer requests via
                                         U.S. mail.

---------------------------------- -------------------------------
---------------------------------- -------------------------------

More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year

---------------------------------- -------------------------------


Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.


Right to Revoke

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA and Roth IRA refunds will be a return of purchase payments. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.


Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.


Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.


Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds; and

o    amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) custodial accounts (except that earnings and employer contributions as of December 31, 1988 in such custodial accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

--------------- ------------ -----------------------------------
                Contract     Maximum Outstanding Loan Balance
                Values       Allowed
--------------- ------------ -----------------------------------
Non-ERISA       up to        up to 80% of contract value (not
Plans           $20,000      more than $10,000)
--------------- ------------ -----------------------------------
                $20,000      up to 50% of contract value (not
                and over     more than $50,000*)
--------------- ------------ -----------------------------------
--------------- ------------ -----------------------------------
ERISA Plans     All          up to 50% of contract value (not
                             more than $50,000*)
--------------- ------------ -----------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan transaction. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing


Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account. Each Asset Rebalancing reallocation is considered a transfer event. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.


Dollar Cost Averaging


Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and/or the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the VIP High Income Portfolio: Initial Class and the VIP Money Market Portfolio: Initial Class to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.


Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is requested. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the VIP Money Market Portfolio. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 10% of all purchase payments made to the contract as of the withdrawal date;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

  -------------------------------- --------------------------
         Contract Owner's                Percentage of
                Age                     Contract Value
  -------------------------------- --------------------------
             Under age 59 1/2                   5%
    -------------------------------- --------------------------
      Age 59 1/2 through age 61                7%
    -------------------------------- --------------------------
       Age 62 through age 64                  8%
    -------------------------------- --------------------------
       Age 65 through age 74                  10%
    -------------------------------- --------------------------
          Age 75 and over                     13%
  -------------------------------- --------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").


Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.


The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).


Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.


Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.


Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(a) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(b) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among the Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.


Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option (1), there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract and the Internal Revenue Code.



Death Benefits

Death of Contract Owner - Non-Qualified Contracts


If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.


If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.


Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.


Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survives the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

How the Death Benefit Value is Determined

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.


The death benefit value is determined as of the date Nationwide receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).

Death Benefit Payments

For contracts issued before the later of November 3, 1997 or the date state insurance authorities approve contract modifications, if the annuitant dies before his or her 86th birthday, the death benefit will be the greatest of:
(1)  the contract value;
(2)  the total of all purchase payments, less any amounts surrendered; or
(3) the contract value as of the most recent five year contract anniversary, less any amounts surrendered since that five year anniversary.

If the annuitant dies on or after his or her 86th birthday, the death benefit will be the contract value.

For contracts issued on or after the later of November 3, 1997 or the date state insurance authorities approve contract modifications, contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(a)  the contract value;

(b) the total of all purchase payments, less an adjustment for amounts surrendered; or

(c) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit
If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Death Benefit After Annuitization Date

For any death benefit option, if the annuitant dies after the annuitization date, payment will be determined based on the annuity payment option selected.

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


Legal Proceedings


Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.


Advertising


Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.




            Table of Contents of Statement of Additional Information
                                                                           Page
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................1
Underwriters................................................................1
Annuity Payments............................................................1
Financial Statements........................................................2

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            As high a level of current income as is consistent with preservation of capital and liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II - VIP II Asset Manager Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II - VIP II Asset Manager: Growth Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R) Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II - VIP II Index 500 Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Geode Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Balanced Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Growth & Income Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Growth Opportunities Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

Appendix B:  Condensed Financial Information


The following tables reflect accumulation unit values for the units of the sub-accounts. As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only



                       No Optional Death Benefits Elected
                 (variable account charges of 1.40% of the daily
                      net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percentage Change   Number of
                          Value at            Value at End of     in Accumulation     Accumulation Units     Period
                          Beginning of        Period              Unit Value          at End of Period
                          Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income         11.592229           14.896851           28.51%                  2,913,311           2003
Portfolio: Initial
Class - Q/NQ
                          14.156023           11.592229           -18.11%                 3,387,196           2002
                          15.106920           14.156023           -6.29%                  4,069,198           2001
                          14.130390           15.106920           6.91%                   3,882,248           2000
                          13.477888           14.130390           4.84%                   4,715,117           1999
                          12.245396           13.477888           10.06%                  4,522,264           1998
                          10.000000           12.245396           22.45%                  3,002,855          1997*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Growth Portfolio:     10.628317           13.922094           30.99%                  3,519,563           2003
Initial Class - Q/NQ
                          15.422487           10.628317           -31.09%                 4,182,437           2002
                          18.995761           15.422487           -18.81%                 5,960,258           2001
                          21.640361           18.995761           -12.21%                 7,489,252           2000
                          15.969000           21.640361           35.51%                  5,101,104           1999
                          11.610523           15.969000           37.54%                  3,147,851           1998
                          10.000000           11.610523           16.11%                  1,898,005          1997*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP High Income           8.095108            10.158111           25.48%                  4,093,238           2003
Portfolio: Initial
Class - Q/NQ
                          7.936743            8.095108            2.00%                   4,761,900           2002
                          9.120099            7.936743            -12.98%                 5,787,078           2001
                          11.930180           9.120099            -23.55%                 8,057,837           2000
                          11.187199           11.930180           6.64%                  11,059,477           1999
                          11.859397           11.187199           -5.67%                 12,800,840           1998
                          10.221866           11.859397           16.02%                 11,855,636           1997
                          10.000000           10.221866           2.22%                      14,497          1996*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Money Market          12.183380           12.132788           -0.42%                  1,968,105           2003
Portfolio: Initial
Class - Q/NQ
                          12.150588           12.183380           0.27%                   3,319,075           2002
                          11.833100           12.150588           2.68%                   4,628,056           2001
                          11.285433           11.833100           4.85%                   3,292,131           2000
                          10.883253           11.285433           3.70%                   4,611,877           1999
                          10.065929           10.883253           8.12%                   4,065,479           1998
                          10.063199           10.065929           0.03%                   3,889,929           1997
                          10.000000           10.063199           0.63%                     140,523          1996*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percentage Change   Number of
                          Value at            Value at End of     in Accumulation     Accumulation Units     Period
                          Beginning of        Period              Unit Value          at End of Period
                          Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP Overseas Portfolio:   8.814379            12.460357           41.36%                  2,350,188           2003
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.213840           8.814379            -21.40%                 2,866,878           2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          14.428235           11.213840           -22.28%                 3,912,704           2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          18.088630           14.428235           -20.24%                 4,932,146           2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.862332           18.088630           40.63%                  5,109,217           1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.569690           12.862332           11.17%                  5,585,894           1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.518503           11.569690           9.99%                   5,423,416           1997

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.518503           5.19%                      21,535          1996*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Fidelity VIP II Asset     11.670962           13.576190           16.32%                    667,790           2003
Manager Portfolio:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.968654           11.670962           -10.01%                   751,105           2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.714827           12.968654           -5.44%                    905,729           2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          14.477303           13.714827           -5.27%                  1,115,257           2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.216823           14.477303           9.54%                   1,230,196           1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.650850           13.216823           13.44%                  1,049,594           1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           11.650850           16.51%                    820,436          1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Asset Manager:     10.324912           12.556217           21.61%                     475,279          2003
Growth Portfolio:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.396395           10.324912           -16.71%                    536,122          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.577036           12.396395           -8.70%                     716,843          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          15.730503           13.577036           -13.69%                    861,064          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.841884           15.730503           13.64%                     909,134          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.940378           13.841884           15.93%                     876,090          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           11.940378           19.40%                     649,082         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Contrafund(R)      13.117494           16.615554           26.67%                   3,570,402          2003
Portfolio: Initial
Class -Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          14.675949           13.117494           -10.62%                  4,075,474          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          16.962632           14.675949           -13.48%                  5,424,339          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          18.422344           16.962632           -7.92%                   6,707,116          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          15.036722           18.422344           22.52%                   6,071,379          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.732706           15.036722           28.16%                   5,106,999          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           11.732706           17.33%                   4,099,646         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Index 500          11.161105           14.131388           26.61%                   2,597,784          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          14.558975           11.161105           -23.34%                  2,881,955          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          16.800024           14.558975           -13.34%                  4,016,315          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          18.785022           16.800024           -10.57%                  4,530,411          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          15.809112           18.785022           18.82%                   4,259,578          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.494291           15.809112           26.53%                   3,479,661          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           12.494291           24.94%                   2,158,606         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percentage Change   Number of
                          Value at            Value at End of     in Accumulation     Accumulation Units     Period
                          Beginning of        Period              Unit Value          at End of Period
                          Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Investment Grade   14.452314           14.991569           3.73%                    2,340,619          2003
Bond Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.283557           14.452314           8.80%                    3,450,937          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.421795           13.283557           6.94%                    3,291,699          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.326409           12.421795           9.67%                    2,965,084          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.609070           11.326409           -2.43%                   3,487,348          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.817010           11.609070           7.32%                    3,388,904          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.059105           10.817010           7.53%                    2,454,357          1997

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.059105           0.59%                        9,740         1996*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP III Balanced          14.462478           16.787652           16.08%                   3,023,884          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          16.068810           14.462478           -10.00%                  3,764,687          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          16.559606           16.068810           -2.96%                   4,900,704          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          17.547850           16.559606           -5.63%                   5,872,179          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          17.022798           17.547850           3.08%                    7,788,648          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          14.675543           17.022798           15.99%                   8,755,609          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.181451           14.675543           20.47%                   8,800,311          1997

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.234358           12.181451           8.43%                    7,666,087          1996

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           11.234358           12.34%                   3,416,997         1995*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP III Growth & Income   11.942147           14.574525           22.04%                   1,914,972          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          14.524988           11.942147           -17.78%                  2,220,568          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          16.144665           14.524988           -10.03%                  2,911,676          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          16.987037           16.144665           -4.69%                   3,385,093          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          15.781386           16.987037           7.64%                    3,863,839          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.350709           15.781386           27.78%                   3,344,233          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           12.350709           23.51%                   2,011,372         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP III Growth            13.115822           16.795600           28.06%                   7,658,446          2003
Opportunities
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          17.020363           13.115822           -22.94%                  9,511,083          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          20.172772           17.020363           -15.63%                 13,321,722          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          24.667851           20.172772           -18.22%                 17,833,598          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          23.993138           24.667851           2.81%                   25,447,799          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          19.527096           23.993138           22.87%                  28,414,698          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          15.239855           19.527096           28.13%                  28,669,316          1997

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.069019           15.239855           16.61%                  22,529,477          1996

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           13.069019           30.69%                  11,095,627         1995*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                         Optional One-Year Step Up Death
              Benefit Elected (variable account charges of 1.45% of
                  the daily net assets of the variable account)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percentage Change   Number of
                          Value at            Value at End of     in Accumulation     Accumulation Units     Period
                          Beginning of        Period              Unit Value          at End of Period
                          Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP Equity-Income         9.758378            12.533878           28.44%                     123,006          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.922646           9.758378            -18.15%                    128,435          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.730017           11.922646           -6.34%                     154,894          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.913142           12.730017           6.86%                      187,086          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.368793           11.913142           4.79%                      207,264          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.334399           11.368793           10.01%                     143,214          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.334399           3.34%                       11,206         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP Growth Portfolio:     9.154131            11.984978           30.92%                     195,092          2003
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.290081           9.154131            -31.12%                    198,800          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          16.377655           13.290081           -18.85%                    240,907          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          18.667172           16.377655           -12.26%                    447,316          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.781993           18.667172           35.45%                     297,413          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.025497           13.781993           37.47%                     133,287          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.025497           0.25%                       20,722         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP High Income           6.894367            8.646967            25.42%                     119,668          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          6.762920            6.894367            1.94%                      133,862          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          7.775236            6.762920            -13.02%                    150,130          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.176069           7.775236            -23.59%                    171,239          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          9.547168            10.176069           6.59%                      203,248          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.125956           9.547168            -5.72%                     154,310          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.125956           1.26%                       18,314         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP Money Market          11.689079           11.634636           -0.47%                     152,415          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.663532           11.689079           0.22%                      177,315          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.364567           11.663532           2.63%                      248,620          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.844055           11.364567           4.80%                       94,187          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.462911           10.844055           3.64%                       92,768          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.066783           10.462911           3.94%                      149,066          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.066783           0.67%                      103,446         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP Overseas Portfolio:   7.518950            10.623695           41.29%                      40,523          2003
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          9.570633            7.518950            -21.44%                     42,534          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.320308           9.570633            -22.32%                     62,839          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          15.453729           12.320308           -20.28%                     76,976          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.994287           15.453729           40.56%                      65,541          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          9.894400            10.994287           11.12%                      48,076          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           9.894400            -1.06%                      12,573         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Asset Manager      10.200970           11.860213           16.27%                      33,852          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.340982           10.200970           -10.05%                     44,739          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.999629           11.340982           -5.49%                      48,699          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.673141           11.999629           -5.31%                      54,932          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.575607           12.673141           9.48%                       57,444          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.209261           11.575607           13.38%                      32,492          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.209261           2.09%                        9,263         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percentage Change   Number of
                          Value at            Value at End of     in Accumulation     Accumulation Units     Period
                          Beginning of        Period              Unit Value          at End of Period
                          Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Asset Manager:     8.831934            10.735154           21.55%                      15,729          2003
Growth Portfolio:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.609255           8.831934            -16.75%                     17,695          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.625620           10.609255           -8.74%                      23,764          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.476375           11.625620           -13.73%                     25,683          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.864403           13.476375           13.59%                      23,461          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.239737           11.864403           15.87%                      27,444          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.239737           2.40%                        3,686         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Contrafund(R)      11.098298           14.050776           26.60%                     124,115          2003
Portfolio: Initial
Class -Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.423170           11.098298           -10.66%                    133,573          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          14.366179           12.423170           -13.52%                    170,532          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          15.610339           14.366179           -7.97%                     254,589          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.747959           15.610339           22.45%                     182,647          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          9.951886            12.747959           28.10%                     118,880          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           9.951886            -0.48%                      10,284         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Index 500          9.205181            11.649028           26.55%                     122,337          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.013694           9.205181            -23.38%                    132,507          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.870024           12.013694           -13.38%                    159,178          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          15.516650           13.870024           -10.61%                    203,665          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.065126           15.516650           18.76%                     174,367          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.330898           13.065126           26.47%                      91,737          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.330898           3.31%                        3,705         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Investment Grade   13.522075           14.019511           3.68%                       76,877          2003
Bond Portfolio: Initial
Class  - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.434847           13.522075           8.74%                      101,660          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.634088           12.434847           6.88%                       64,996          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.613518           11.634088           9.62%                       55,274          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.883913           10.613518           -2.48%                      66,413          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.146469           10.883913           7.27%                       10,876          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.146469           1.46%                            0         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP III Balanced          10.097995           11.715543           16.02%                      32,540          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.225264           10.097995           -10.04%                     37,961          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.574021           11.225264           -3.01%                      38,648          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.270926           11.574021           -5.68%                      61,102          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.909803           12.270926           3.03%                      102,797          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.272783           11.909803           15.94%                      70,479          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.272783           2.73%                        8,383         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP III Growth & Income   10.034701           12.240411           21.98%                      74,118          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.211208           10.034701           -17.82%                     78,929          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.579820           12.211208           -10.08%                    132,560          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          14.295582           13.579820           -5.01%                     154,167          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.287693           14.295582           7.59%                      153,521          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.404380           13.287693           27.71%                     117,575          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.404380           4.04%                        6,119         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percentage Change   Number of
                          Value at            Value at End of     in Accumulation     Accumulation Units     Period
                          Beginning of        Period              Unit Value          at End of Period
                          Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP III Growth            6.962409            8.911262            27.99%                     187,805          2003
Opportunities
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          9.039693            6.962409            -22.98%                    191,834          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.719454           9.039693            -15.67%                    250,183          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.114680           10.719454           -18.26%                    328,826          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.762442           13.114680           2.76%                      464,485          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.392122           12.762442           22.81%                     341,678          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.392122           3.92%                       39,914         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                   Optional 5% Enhanced Death Benefit Elected
                    (variable account charges of 1.50% of the
                   daily net assets of the variable account)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percentage Change   Number of
                          Value at            Value at End of     in Accumulation     Accumulation Units     Period
                          Beginning of        Period              Unit Value          at End of Period
                          Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP Equity-Income         9.732886            12.494773                 28.38%                71,345          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.897518           9.732886                 -18.19%                73,278          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.709684           11.897518                 -6.39%                71,430          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.900112           12.709684                  6.80%                68,914          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.362118           11.900112                  4.73%                59,406          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.333567           11.362118                  9.95%                54,381          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.333567                  3.34%                 4,862         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP Growth Portfolio:     9.130201            11.947602                 30.86%                63,375          2003
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.262071           9.130201                 -31.16%                66,078          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          16.351497           13.262071                -18.89%                74,355          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          18.646776           16.351497                -12.31%                75,389          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.773906           18.646776                 35.38%                68,415          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.024687           13.773906                 37.40%                42,192          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.024687                  0.25%                 2,478         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP High Income           6.876332            8.619983                  25.36%                52,202          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          6.748658            6.876332                   1.89%                54,717          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          7.762794            6.748658                 -13.06%                59,071          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.164929           7.762794                 -23.63%                64,359          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          9.541553            10.164929                  6.53%                67,174          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.125138           9.541553                  -5.76%                46,036          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.125138                  1.25%                 6,537         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP Money Market          11.658464           11.598279                 -0.52%                25,016          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.638891           11.658464                  0.17%                25,144          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.346346           11.638891                  2.58%                41,069          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.832134           11.346346                  4.75%                37,534          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.456715           10.832134                  3.59%                49,021          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.065929           10.456715                  3.88%                71,766          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.065929                  0.66%                     0         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP Overseas Portfolio:   7.499286            10.590569                 41.22%                21,152          2003
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          9.550445            7.499286                 -21.48%                21,108          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.300620           9.550445                 -22.36%                23,111          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          15.436822           12.300620                -20.32%                24,233          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.987826           15.436822                 40.49%                15,948          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          9.893604            10.987826                 11.06%                 9,431          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           9.893604                  -1.06%                 3,738         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percentage Change   Number of
                          Value at            Value at End of     in Accumulation     Accumulation Units     Period
                          Beginning of        Period              Unit Value          at End of Period
                          Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Asset Manager      10.174290           11.823194                 16.21%                13,948          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.317060           10.174290                -10.10%                15,612          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.980443           11.317060                 -5.54%                14,892          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.659254           11.980443                 -5.36%                16,047          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.568800           12.659254                  9.43%                16,139          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.208441           11.568800                 13.33%                10,642          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.208441                  2.09%                     0         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Asset Manager:     8.808823            10.701637                 21.49%                 7,994          2003
Growth Portfolio:
Initial Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.586882           8.808823                 -16.79%                 8,181          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.607029           10.586882                 -8.79%                 9,841          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.461613           11.607029                -13.78%                 9,392          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.857417           13.461613                 13.53%                 9,917          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.238907           11.857417                 15.81%                 6,520          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.238907                  2.39%                 1,231         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Contrafund(R)      11.069273           14.006921           26.54%                      36,435          2003
Portfolio: Initial
Class -Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.396983           11.069273           -10.71%                     36,953          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          14.343222           12.396983           -13.57%                     39,850          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          15.593260           14.343222           -8.02%                      42,232          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.740463           15.593260           22.39%                      35,989          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          9.951081            12.740463           28.03%                      21,842          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           9.951081            -0.49%                       4,703         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Index 500          9.181101            11.612663           26.48%                      61,972          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.988361           9.181101            -23.42%                     62,561          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.847864           11.988361           -13.43%                     72,467          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          15.499687           13.847864           -10.66%                     73,250          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.057468           15.499687           18.70%                      59,044          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.330070           13.057468           26.40%                      27,002          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.330070           3.30%                        1,768         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP II Investment Grade   13.486744           13.975777           3.63%                       25,063          2003
Bond Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.408647           13.486744           8.69%                       25,085          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.615489           12.408647           6.83%                       28,454          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.601902           11.615489           9.56%                       29,771          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.877515           10.601902           -2.53%                      18,814          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.145651           10.877515           7.21%                        6,850          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.145651           1.46%                        4,398         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP III Balanced          10.071577           11.678968           15.96%                      12,729          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.201595           10.071577           -10.09%                     12,118          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.555522           11.201595           -3.06%                      24,064          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.257491           11.555522           -5.73%                      23,036          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          11.902806           12.257491           2.98%                       22,552          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.271954           11.902806           15.88%                       8,804          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.271954           2.72%                        1,363         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percentage Change   Number of
                          Value at            Value at End of     in Accumulation     Accumulation Units     Period
                          Beginning of        Period              Unit Value          at End of Period
                          Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP III Growth & Income   10.008474           12.202238           21.92%                      28,822          2003
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.185475           10.008474           -17.87%                     26,625          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.558120           12.185475           -10.12%                     40,331          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          14.279936           13.558120           -5.05%                      41,235          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.279886           14.279936           7.53%                       41,588          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.403545           13.279886           27.65%                       9,027          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.403545           4.04%                        3,430         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

VIP III Growth            6.944197            8.883453            27.93%                      96,979          2003
Opportunities
Portfolio: Initial
Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          9.020627            6.944197            -23.02%                    100,295          2002

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.702308           9.020627            -15.71%                    135,413          2001

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          13.100322           10.702308           -18.31%                    147,881          2000

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          12.754941           13.100322           2.71%                      161,121          1999

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.391285           12.754941           22.75%                     118,332          1998

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                          10.000000           10.391285           3.91%                        8,780         1997*

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Appendix C: Contract Types and Tax Information




Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Individual Retirement Annuities ("IRAs")

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Investment-only Contracts (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Non-Qualified Contracts

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities

Distributions from IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o the distribution is made directly to another Tax Sheltered Annuity or a Traditional IRA; or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.


Required Distributions for Tax Sheltered Annuities, IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2004

           Modified Single Premium Deferred Variable Annuity Contracts
                   Issued by Nationwide Life Insurance Company
                    through its Nationwide Variable Account-7


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2004. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, Voice
Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                            Page
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................1
Underwriters..................................................................1
Annuity Payments..............................................................1
Financial Statements..........................................................2

General Information and History


The Nationwide Variable Account-7 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.


Services
Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract. The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide has entered into an agreement with the adviser of the underlying mutual funds. The agreement relates to administrative services furnished by Nationwide and provides for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account-7 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934.

Underwriters


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC is a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2003, 2002, and 2001, no underwriting commissions were paid by Nationwide to NISC.


Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account-7:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-7

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
      1,319,441 shares (cost $11,539,901) ....................................................   $    13,999,266

    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
      145,436 shares (cost $2,559,764) .......................................................         3,077,427

    AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
      8,934 shares (cost $93,136) ............................................................           113,550

    AIM VIF - International Growth Fund - Series II Shares (AIMIntGr2)
      100,628 shares (cost $1,480,057) .......................................................         1,606,018

    AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
      42,173 shares (cost $429,420) ..........................................................           508,601

    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
      17,292 shares (cost $311,972) ..........................................................           349,825

    AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
      91,961 shares (cost $1,543,300) ........................................................         1,852,101

    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
      360,249 shares (cost $6,561,412) .......................................................         7,788,574

    Alliance VPSF - AllianceBernstein International Value Portfolio - Class B (AlIntlValB)
      464,308 shares (cost $5,611,742) .......................................................         6,217,090

    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
      131,024 shares (cost $2,499,545) .......................................................         2,794,747

    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AlSmCapValB)
      747,342 shares (cost $8,191,746) .......................................................        10,806,561

    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
      38,719 shares (cost $416,252) ..........................................................           507,612

    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
      10,948 shares (cost $228,543) ..........................................................           260,456

    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
      47,257 shares (cost $1,157,568) ........................................................         1,343,034

    Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)
      68,353 shares (cost $1,796,752) ........................................................         1,941,213

    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
      108,285 shares (cost $1,772,567) .......................................................         2,062,821

    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
      422,885 shares (cost $2,011,135) .......................................................         2,308,953

    Federated IS - Growth Strategies Fund II (FedGrStrat)
      21,278 shares (cost $321,450) ..........................................................           387,472

    Federated IS - High Income Bond Fund II-Service Shares (FedHiIncS)
      1,482,592 shares (cost $10,714,317) ....................................................   $    11,816,259

    Federated IS - International Equity Fund II (FedIntEq)
      12,716 shares (cost $131,292) ..........................................................           147,373

    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
      214,548 shares (cost $2,505,290) .......................................................         2,540,246

    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
      1,278,768 shares (cost $14,954,195) ....................................................        15,115,032

    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      2,183,278 shares (cost $50,221,019) ....................................................        50,608,389

    Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
      1,609,727 shares (cost $36,840,881) ....................................................        37,200,783

    Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
      1,928,586 shares (cost $39,961,213) ....................................................        44,280,330

    Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
      1,877,985 shares (cost $87,445,516) ....................................................        58,292,640

    Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
      1,637,942 shares (cost $76,192,878) ....................................................        50,645,158

    Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
      1,218,266 shares (cost $34,655,625) ....................................................        37,425,136

    Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
      6,684,134 shares (cost $37,752,377) ....................................................        46,454,729

    Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
      3,454,931 shares (cost $27,161,826) ....................................................        23,908,123

    Fidelity(R) VIP - High Income Portfolio - Service Class 2 (FidVIPHI2)
      2,998,220 shares (cost $19,046,935) ....................................................        20,597,774

    Fidelity(R) VIP - Money Market Portfolio - Initial Class (FidVIPMMkt)
      54,094,481 shares (cost $54,094,481) ...................................................        54,094,481

    Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      2,167,061 shares (cost $41,300,802) ....................................................        33,784,486

    Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
      891,975 shares (cost $12,917,140) ......................................................        13,852,366

    Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
      646,502 shares (cost $8,569,022) .......................................................        10,020,788

    Fidelity(R) VIP - Value Portfolio - Service Class (FidVIPVal)
      59,498 shares (cost $504,950) ..........................................................           644,959

    Fidelity(R) VIP - Value Portfolio - Service Class 2 (FidVIPVal2)
      145,670 shares (cost $1,330,404) .......................................................         1,573,239

    Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
      718,128 shares (cost $10,725,463) ......................................................        10,384,137

    Fidelity(R) VIP II - Asset Manager Portfolio - Service Class (FidVIPAMS)
      549,375 shares (cost $8,719,758) .......................................................         7,894,512

    Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2 (FidVIPAM2)
      366,302 shares (cost $5,213,066) .......................................................         5,227,127

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial Class (FidVIPAMGr)
      540,257 shares (cost $7,871,695) .......................................................   $     6,661,366

    Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class (FidVIPAMGrS)
      390,046 shares (cost $5,732,427) .......................................................         4,778,066

    Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class 2 (FidVIPAMGrS2)
      282,585 shares (cost $3,574,921) .......................................................         3,444,711

    Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
      3,003,804 shares (cost $74,758,125) ....................................................        69,477,979

    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
      2,028,452 shares (cost $49,606,227) ....................................................        46,776,113

    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
      1,769,790 shares (cost $35,566,754) ....................................................        40,581,276

    Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
      792,993 shares (cost $113,939,422) .....................................................       100,020,261

    Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class (FidVIPIGBd)
      6,377,918 shares (cost $83,426,803) ....................................................        87,058,581

    Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class (FidVIPAgGrS)
      28,290 shares (cost $206,664) ..........................................................           224,053

    Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2 (FidVIPAgGr2)
      345,109 shares (cost $2,259,606) .......................................................         2,702,202

    Fidelity(R) VIP III - Balanced Portfolio - Initial Class (FidVIPBal)
      4,160,688 shares (cost $59,391,417) ....................................................        57,750,349

    Fidelity(R) VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
      1,368,406 shares (cost $19,405,435) ....................................................        18,897,690

    Fidelity(R) VIP III - Balanced Portfolio - Service Class 2 (FidVIPBal2)
      762,166 shares (cost $10,218,564) ......................................................        10,479,784

    Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class (FidVIPDyCapS)
      97,360 shares (cost $615,057) ..........................................................           687,364

    Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class 2 (FidVIPDyCap2)
      553,863 shares (cost $3,363,333) .......................................................         3,888,118

    Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class (FidVIPGrIn)
      2,446,325 shares (cost $37,121,700) ....................................................        32,438,273

    Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FidVIPGrInS)
      2,785,090 shares (cost $43,197,154) ....................................................        36,707,484

    Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2 (FidVIPGrIn2)
      1,496,124 shares (cost $19,155,628) ....................................................        19,584,268

    Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
      9,916,037 shares (cost $196,874,360) ...................................................       149,434,683

    Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
      2,637,806 shares (cost $57,045,905) ....................................................        39,725,357

    Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2 (FidVIPGrOp2)
      522,302 shares (cost $8,491,351) .......................................................         7,824,091

    Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class (FidVIPMCap)
      136,494 shares (cost $2,582,062) .......................................................   $     3,297,706

    Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
      891,865 shares (cost $17,259,103) ......................................................        21,493,957

    Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
      1,853,510 shares (cost $35,487,440) ....................................................        44,428,646

    Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
      22,020 shares (cost $211,119) ..........................................................           272,823

    Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
      521,579 shares (cost $6,001,481) .......................................................         6,493,654

    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
      70,071 shares (cost $984,174) ..........................................................         1,140,754

    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)
      19,345 shares (cost $200,483) ..........................................................           239,292

    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
      26,089 shares (cost $328,297) ..........................................................           385,331

    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II (GVITDMidCap2)
      399,706 shares (cost $4,919,994) .......................................................         5,887,670

    Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
      159,165 shares (cost $1,215,959) .......................................................         1,562,998

    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      2,652,291 shares (cost $32,589,913) ....................................................        32,172,288

    Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
      1,206,820 shares (cost $10,861,405) ....................................................        12,659,540

    Gartmore GVIT ID Conservative Fund (GVITIDCon)
      3,430,624 shares (cost $34,239,490) ....................................................        35,404,044

    Gartmore GVIT ID Moderate Fund (GVITIDMod)
      10,308,710 shares (cost $96,538,466) ...................................................       108,653,803

    Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
      3,989,091 shares (cost $36,755) ........................................................        42,284,365

    Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
      4,215,903 shares (cost $40,759,572) ....................................................        44,182,667

    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      23,492,484 shares (cost $23,492,484) ...................................................        23,492,484

    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
      268,865 shares (cost $3,089,363) .......................................................         3,471,041

    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      23,065 shares (cost $212,687) ..........................................................           266,635

    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
      531,999 shares (cost $4,932,889) .......................................................         6,133,945

    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      20,788 shares (cost $372,489) ..........................................................           451,733

    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
      201,074 shares (cost $3,540,502) .......................................................         4,351,240

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
      12,055 shares (cost $141,472) ..........................................................   $       150,567

    MFS(R) VIT - Investors Growth Series - Service Class (MFSInvGrS)
      511,038 shares (cost $3,863,769) .......................................................         4,379,597

    MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
      1,091,938 shares (cost $6,026,288) .....................................................         6,682,659

    MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
      354,230 shares (cost $4,025,639) .......................................................         4,906,092

    MFS(R) VIT - Value Series - Service Class (MFSValS)
      556,577 shares (cost $4,987,975) .......................................................         5,972,076

    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
      433,035 shares (cost $12,600,361) ......................................................        14,952,687

    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
      16,869 shares (cost $326,997) ..........................................................           423,085

    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
      445,734 shares (cost $9,146,293) .......................................................        11,125,525

    Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
      154,776 shares (cost $1,220,394) .......................................................         1,332,617

    Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
      752,527 shares (cost $12,306,385) ......................................................        14,373,267

    Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class (OppMSSmCap)
      35,322 shares (cost $374,906) ..........................................................           474,727

    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
      2,937,464 shares (cost $13,856,235) ....................................................        15,069,192

    Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro)
      28,338 shares (cost $668,721) ..........................................................           735,650

    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
      23,109 shares (cost $482,913) ..........................................................           537,513

    Putnam VT International Equity Fund - IB Shares (PVTIntEq)
      25,834 shares (cost $269,081) ..........................................................           331,961

    Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
      17,798 shares (cost $230,362) ..........................................................           322,495

    STI Classic Variable Trust - Growth & Income Fund (STICVTGrInc)
      7,627 shares (cost $69,955) ............................................................            77,034

    STI Classic Variable Trust - International Equity Fund (STICVTInt)
      118 shares (cost $999) .................................................................             1,111

    STI Classic Variable Trust - Small Cap Value Equity Fund (STICVTSmCapVal)
      1,514 shares (cost $22,120) ............................................................            22,406

    STI Classic Variable Trust Capital Appreciation Fund (STICVTCapAp)
      9,659 shares (cost $141,795) ...........................................................           148,852

    STI Classic Variable Trust Mid-Cap Equity Fund (STICVTMidCap)
      9,587 shares (cost $93,141) ............................................................            98,075

    STI Classic Variable Trust Value Income Stock Fund (STICVTValInc)
      11,474 shares (cost $134,105) ..........................................................   $       144,571

    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
      1,192,966 shares (cost $11,508,490) ....................................................        14,017,346

    Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)
      248,583 shares (cost $5,203,320) .......................................................         6,015,720

    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
      17,524 shares (cost $199,723) ..........................................................           201,879

    Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)
      54,446 shares (cost $790,782) ..........................................................           846,091

    VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2)
      168,437 shares (cost $1,481,845) .......................................................         1,647,313

    VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2)
      169,434 shares (cost $1,427,923) .......................................................         1,724,842

    VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)
      2,184,404 shares (cost $21,036,226) ....................................................        23,285,747
                                                                                                 ---------------
        Total investments ....................................................................     1,862,302,770

  Accounts receivable ........................................................................           181,580
                                                                                                 ---------------
        Total assets .........................................................................     1,862,484,350

Accounts payable .............................................................................                 -
                                                                                                 ---------------
Contract owners' equity (note 4) .............................................................   $ 1,862,484,350
                                                                                                 ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                          Total             AIMBValue2           AIMCapAp2           AIMCapDev
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $     27,000,330                   -                   -                   -
  Mortality and expense risk charges (note 2) ....        (19,995,195)           (126,781)            (27,091)               (714)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................          7,005,135            (126,781)            (27,091)               (714)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........      1,033,322,784           4,336,693             160,392               8,810
  Cost of mutual fund shares sold ................     (1,100,019,949)         (4,434,668)           (145,581)             (6,897)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........        (66,697,165)            (97,975)             14,811               1,913
  Change in unrealized gain (loss)
   on investments ................................        385,453,738           3,221,754             529,838              20,550
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............        318,756,573           3,123,779             544,649              22,463
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................          2,210,217                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $    327,971,925           2,996,998             517,558              21,749
                                                     ================    ================    ================    ================

                                                        AIMIntGr2           AIMMidCore           AIMPreEq            AIMPreEq2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              4,925                   -                 855               3,934
  Mortality and expense risk charges (note 2) ....            (14,175)             (3,468)             (1,948)            (17,853)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             (9,250)             (3,468)             (1,093)            (13,919)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          2,100,121              46,469              47,333              79,774
  Cost of mutual fund shares sold ................         (1,895,795)            (37,852)            (39,545)            (79,362)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........            204,326               8,617               7,788                 412
  Change in unrealized gain (loss)
   on investments ................................            135,402              76,110              37,249             312,124
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............            339,728              84,727              45,037             312,536
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -               2,930                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........            330,478              84,189              43,944             298,617
                                                     ================    ================    ================    ================

                                                         AlGrIncB           AlIntlValB          AlPremGrB           AlSmCapValB
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $         40,257              13,735                   -              37,436
  Mortality and expense risk charges (note 2) ....            (64,399)            (53,984)            (24,199)            (94,188)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            (24,142)            (40,249)            (24,199)            (56,752)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          1,346,193          20,088,886           1,397,518           1,775,220
  Cost of mutual fund shares sold ................         (1,233,170)        (18,883,766)         (1,325,066)         (1,924,804)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........            113,023           1,205,120              72,452            (149,584)
  Change in unrealized gain (loss)
   on investments ................................          1,359,604             587,414             348,408           2,805,570
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          1,472,627           1,792,534             420,860           2,655,986
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -              99,235
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $      1,448,485           1,752,285             396,661           2,698,469
                                                     ================    ================    ================    ================

                                                       DrySmCapIxS           DrySRGro            DryStkIx           DryStkIxS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                809                 254              12,773               8,197
  Mortality and expense risk charges (note 2) ....             (2,963)             (1,370)             (8,264)             (6,837)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             (2,154)             (1,116)              4,509               1,360
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........             38,227               3,667             120,772             304,337
  Cost of mutual fund shares sold ................            (30,161)             (3,126)           (108,007)           (289,283)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........              8,066                 541              12,765              15,054
  Change in unrealized gain (loss)
   on investments ................................             90,180              30,772             193,847             144,460
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............             98,246              31,313             206,612             159,514
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................              2,575                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........             98,667              30,197             211,121             160,874
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        FedAmLeadS           FedCapApS          FedGrStrat          FedHiIncS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $          5,408               2,450                   -             379,563
  Mortality and expense risk charges (note 2) ....            (11,616)            (15,468)             (2,462)            (99,709)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             (6,208)            (13,018)             (2,462)            279,854
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........             33,638             274,085              62,121           1,113,978
  Cost of mutual fund shares sold ................            (32,039)           (259,605)            (52,599)         (1,036,233)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........              1,599              14,480               9,522              77,745
  Change in unrealized gain (loss)
   on investments ................................            288,564             298,129              72,664           1,027,262
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............            290,163             312,609              82,186           1,105,007
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $        283,955             299,591              79,724           1,384,861
                                                     ================    ================    ================    ================

                                                         FedIntEq            FedQualBd          FedQualBdS            FidVIPEI
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                  -              45,918             240,563             848,979
  Mortality and expense risk charges (note 2) ....               (530)            (20,200)           (139,547)           (628,577)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................               (530)             25,718             101,016             220,402
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........             22,994             430,185           2,654,184           9,186,992
  Cost of mutual fund shares sold ................            (20,992)           (418,836)         (2,570,526)        (11,993,046)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........              2,002              11,349              83,658          (2,806,054)
  Change in unrealized gain (loss)
   on investments ................................             15,967              13,456              40,293          13,957,977
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............             17,969              24,805             123,951          11,151,923
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........             17,439              50,523             224,967          11,372,325
                                                     ================    ================    ================    ================

                                                        FidVIPEIS           FidVIPEI2            FidVIPGr           FidVIPGrS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        542,656             450,165             150,511              90,634
  Mortality and expense risk charges (note 2) ....           (316,328)           (414,597)           (748,482)           (452,558)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            226,328              35,568            (597,971)           (361,924)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          3,266,718           5,979,110          11,869,643           7,052,053
  Cost of mutual fund shares sold ................         (4,502,789)         (7,400,277)        (24,764,809)        (13,031,470)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........         (1,236,071)         (1,421,167)        (12,895,166)         (5,979,417)
  Change in unrealized gain (loss)
   on investments ................................          9,317,632          10,287,214          27,899,227          18,719,107
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          8,081,561           8,866,047          15,004,061          12,739,690
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $      8,307,889           8,901,615          14,406,090          12,377,766
                                                     ================    ================    ================    ================

                                                        FidVIPGr2            FidVIPHI           FidVIPHIS            FidVIPHI2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             34,404           3,110,988           1,533,440             799,762
  Mortality and expense risk charges (note 2) ....           (385,328)           (626,472)           (216,544)           (201,976)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................           (350,924)          2,484,516           1,316,896             597,786
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          9,863,728          16,648,965           3,508,656           1,560,168
  Cost of mutual fund shares sold ................        (16,084,699)        (16,133,072)         (6,210,401)         (2,091,518)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........         (6,220,971)            515,893          (2,701,745)           (531,350)
  Change in unrealized gain (loss)
   on investments ................................         14,969,786           7,148,924           6,316,245           3,263,451
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          8,748,815           7,664,817           3,614,500           2,732,101
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........          8,397,891          10,149,333           4,931,396           3,329,887
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        FidVIPMMkt           FidVIPOv            FidVIPOvS          FidVIPOvS2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        707,084             255,030              86,529              36,425
  Mortality and expense risk charges (note 2) ....           (898,692)           (401,952)           (113,326)           (193,252)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................           (191,608)           (146,922)            (26,797)           (156,827)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........         78,220,872           7,068,015           1,452,347         214,400,385
  Cost of mutual fund shares sold ................        (78,220,872)        (14,979,710)         (2,517,453)       (209,788,816)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........                  -          (7,911,695)         (1,065,106)          4,611,569
  Change in unrealized gain (loss)
   on investments ................................                  -          18,211,072           5,189,344           1,569,592
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............                  -          10,299,377           4,124,238           6,181,161
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $       (191,608)         10,152,455           4,097,441           6,024,334
                                                     ================    ================    ================    ================

                                                        FidVIPVal           FidVIPVal2           FidVIPAM            FidVIPAMS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              1,969               4,906             373,895             271,808
  Mortality and expense risk charges (note 2) ....             (5,527)            (18,209)           (142,277)            (76,226)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             (3,558)            (13,303)            231,618             195,582
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........            152,027             350,002           2,542,123           1,083,728
  Cost of mutual fund shares sold ................           (167,603)           (390,352)         (3,391,066)         (1,428,102)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........            (15,576)            (40,350)           (848,943)           (344,374)
  Change in unrealized gain (loss)
   on investments ................................            180,005             444,499           2,139,471           1,340,463
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............            164,429             404,149           1,290,528             996,089
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........            160,871             390,846           1,522,146           1,191,671
                                                     ================    ================    ================    ================

                                                        FidVIPAM2           FidVIPAMGr         FidVIPAMGrS         FidVIPAMGrS2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        170,015             188,466             129,321              89,521
  Mortality and expense risk charges (note 2) ....            (63,495)            (89,022)            (44,259)            (44,004)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            106,520              99,444              85,062              45,517
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........            475,076           1,269,507             550,899             591,574
  Cost of mutual fund shares sold ................           (589,927)         (1,901,125)           (881,832)           (801,934)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........           (114,851)           (631,618)           (330,933)           (210,360)
  Change in unrealized gain (loss)
   on investments ................................            747,828           1,768,191           1,135,740             806,593
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............            632,977           1,136,573             804,807             596,233
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $        739,497           1,236,017             889,869             641,750
                                                     ================    ================    ================    ================

                                                        FidVIPCon           FidVIPConS          FidVIPCon2          FidVIPI500
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            301,475             149,273              70,277           1,373,434
  Mortality and expense risk charges (note 2) ....           (873,641)           (408,497)           (368,906)         (1,105,563)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................           (572,166)           (259,224)           (298,629)            267,871
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........         10,573,508           4,608,756           5,571,764          17,967,539
  Cost of mutual fund shares sold ................        (12,693,118)         (6,315,363)         (7,196,298)        (25,124,610)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........         (2,119,610)         (1,706,607)         (1,624,534)         (7,157,071)
  Change in unrealized gain (loss)
   on investments ................................         17,562,571          11,969,571           9,212,137          28,638,162
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............         15,442,961          10,262,964           7,587,603          21,481,091
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........         14,870,795          10,003,740           7,288,974          21,748,962
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        FidVIPIGBd          FidVIPAgGrS         FidVIPAgGr2          FidVIPBal
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $      4,325,061                   -                   -           1,778,175
  Mortality and expense risk charges (note 2) ....         (1,267,050)             (1,794)            (25,641)           (824,973)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................          3,058,011              (1,794)            (25,641)            953,202
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........         52,323,476              19,968             569,827          13,980,055
  Cost of mutual fund shares sold ................        (48,627,741)            (23,963)           (550,950)        (13,687,108)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........          3,695,735              (3,995)             18,877             292,947
  Change in unrealized gain (loss)
   on investments ................................         (4,394,755)             54,248             516,119           7,493,702
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............           (699,020)             50,253             534,996           7,786,649
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................          1,521,781                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $      3,880,772              48,459             509,355           8,739,851
                                                     ================    ================    ================    ================

                                                        FidVIPBalS          FidVIPBal2         FidVIPDyCapS        FidVIPDyCap2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            503,326             253,019                   -                   -
  Mortality and expense risk charges (note 2) ....           (179,944)           (127,915)             (6,353)            (42,447)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            323,382             125,104              (6,353)            (42,447)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          2,192,235           1,006,059             180,396             988,091
  Cost of mutual fund shares sold ................         (2,734,454)         (1,156,128)           (184,079)         (1,146,557)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........           (542,219)           (150,069)             (3,683)           (158,466)
  Change in unrealized gain (loss)
   on investments ................................          2,966,694           1,482,067             150,109             885,974
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          2,424,475           1,331,998             146,426             727,508
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........          2,747,857           1,457,102             140,073             685,061
                                                     ================    ================    ================    ================

                                                        FidVIPGrIn         FidVIPGrInS          FidVIPGrIn2         FidVIPGrOp
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        385,825             395,620             162,511           1,194,913
  Mortality and expense risk charges (note 2) ....           (429,053)           (345,582)           (224,968)         (1,986,948)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            (43,228)             50,038             (62,457)           (792,035)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          5,762,599           4,718,866           4,278,010          31,321,082
  Cost of mutual fund shares sold ................         (7,351,338)         (6,734,471)         (5,751,596)        (43,617,031)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........         (1,588,739)         (2,015,605)         (1,473,586)        (12,295,949)
  Change in unrealized gain (loss)
   on investments ................................          7,651,222           8,928,294           4,978,859          48,131,477
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          6,062,483           6,912,689           3,505,273          35,835,528
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $      6,019,255           6,962,727           3,442,816          35,043,493
                                                     ================    ================    ================    ================

                                                       FidVIPGrOpS         FidVIPGrOp2          FidVIPMCap          FidVIPMCapS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            234,707              36,571              12,017              57,393
  Mortality and expense risk charges (note 2) ....           (360,132)            (89,130)            (36,215)           (181,296)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................           (125,425)            (52,559)            (24,198)           (123,903)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          4,876,480           1,418,852             844,267           4,862,554
  Cost of mutual fund shares sold ................         (8,753,758)         (2,279,137)           (854,931)         (4,920,247)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........         (3,877,278)           (860,285)            (10,664)            (57,693)
  Change in unrealized gain (loss)
   on investments ................................         13,080,347           2,665,236             935,848           6,008,009
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          9,203,069           1,804,951             925,184           5,950,316
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........          9,077,644           1,752,392             900,986           5,826,413
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        FidVIPMCap2         FidVIPValS         FidVIPValS2         FrVIPRisDiv
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $         72,661                   -                   -               6,280
  Mortality and expense risk charges (note 2) ....           (408,187)             (1,610)            (37,609)             (7,245)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................           (335,526)             (1,610)            (37,609)               (965)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          1,837,878              15,253           2,959,823              27,003
  Cost of mutual fund shares sold ................         (1,884,173)            (10,325)         (2,144,578)            (23,905)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........            (46,295)              4,928             815,245               3,098
  Change in unrealized gain (loss)
   on investments ................................         11,157,738              61,352             520,145             155,750
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............         11,111,443              66,280           1,335,390             158,848
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -               1,642              27,605              19,108
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $     10,775,917              66,312           1,325,386             176,991
                                                     ================    ================    ================    ================

                                                       FrVIPForSec         GVITDMidCapI        GVITDMidCap2        GVITEmMrkts2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              2,144               1,039              10,350               3,844
  Mortality and expense risk charges (note 2) ....             (1,226)             (2,283)            (39,408)            (10,955)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................                918              (1,244)            (29,058)             (7,111)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........              9,500              34,427             818,803             534,882
  Cost of mutual fund shares sold ................             (9,082)            (27,490)           (749,402)           (413,358)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........                418               6,937              69,401             121,524
  Change in unrealized gain (loss)
   on investments ................................             39,312              57,218             975,108             351,060
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............             39,730              64,155           1,044,509             472,584
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   2                  27                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........             40,648              62,913           1,015,478             465,473
                                                     ================    ================    ================    ================

                                                        GVITGvtBd           GVITIDAgg            GVITIDCon          GVITIDMod
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $      1,020,577              98,211             613,318           1,287,443
  Mortality and expense risk charges (note 2) ....           (397,136)            (83,371)           (298,061)           (840,022)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            623,441              14,840             315,257             447,421
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........         28,420,737             237,456           2,718,397             898,062
  Cost of mutual fund shares sold ................        (28,590,998)           (207,933)         (2,662,143)           (904,801)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........           (170,261)             29,523              56,254              (6,739)
  Change in unrealized gain (loss)
   on investments ................................           (425,589)          1,829,422           1,142,164          12,538,005
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............           (595,850)          1,858,945           1,198,418          12,531,266
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................             40,363             139,850             132,151              41,519
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $         67,954           2,013,635           1,645,826          13,020,206
                                                     ================    ================    ================    ================

                                                       GVITIDModAgg        GVITIDModCon          GVITMyMkt         GVITSmCapGr2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            379,722             704,600             155,461                   -
  Mortality and expense risk charges (note 2) ....           (308,365)           (388,615)           (324,242)            (29,477)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             71,357             315,985            (168,781)            (29,477)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........            590,315           3,611,657         332,691,909           2,526,207
  Cost of mutual fund shares sold ................           (665,500)         (3,511,453)       (332,691,909)         (2,317,243)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........            (75,185)            100,204                   -             208,964
  Change in unrealized gain (loss)
   on investments ................................          6,316,448           3,511,928                   -             492,909
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............          6,241,263           3,612,132                   -             701,873
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -              71,045                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........          6,312,620           3,999,162            (168,781)            672,396
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                       GVITSmCapVal       GVITSmCapVal2         GVITSmComp          GVITSmComp2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $              -                   -                   -                   -
  Mortality and expense risk charges (note 2) ....             (1,255)            (36,109)             (2,250)            (33,340)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             (1,255)            (36,109)             (2,250)            (33,340)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........              3,138             649,700               6,588             938,158
  Cost of mutual fund shares sold ................             (2,361)           (532,515)             (5,524)           (894,956)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........                777             117,185               1,064              43,202
  Change in unrealized gain (loss)
   on investments ................................             53,931           1,222,044              79,611             944,449
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............             54,708           1,339,229              80,675             987,651
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $         53,453           1,303,120              78,425             954,311
                                                     ================    ================    ================    ================

                                                        JanRMgLgCap          MFSInvGrS         MFSMidCapGrS         MFSNewDiscS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                110                   -                   -                   -
  Mortality and expense risk charges (note 2) ....               (500)            (36,761)            (54,474)            (40,382)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................               (390)            (36,761)            (54,474)            (40,382)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........            116,044             106,570           2,937,077             254,347
  Cost of mutual fund shares sold ................           (111,832)           (113,654)         (2,428,933)           (269,136)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........              4,212              (7,084)            508,144             (14,789)
  Change in unrealized gain (loss)
   on investments ................................              9,094             585,360             741,240             978,875
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............             13,306             578,276           1,249,384             964,086
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........             12,916             541,515           1,194,910             923,704
                                                     ================    ================    ================    ================

                                                         MFSValS            OppCapApS            OppGlSec           OppGlSecS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $          5,053              19,994                 581              57,212
  Mortality and expense risk charges (note 2) ....            (48,065)           (122,562)             (2,159)           (116,018)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................            (43,012)           (102,568)             (1,578)            (58,806)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........          5,717,499           2,256,969               6,407          56,659,411
  Cost of mutual fund shares sold ................         (5,741,018)         (2,125,367)             (5,689)        (55,008,721)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........            (23,519)            131,602                 718           1,650,690
  Change in unrealized gain (loss)
   on investments ................................          1,015,609           2,518,821              97,047           2,080,536
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............            992,090           2,650,423              97,765           3,731,226
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $        949,078           2,547,855              96,187           3,672,420
                                                     ================    ================    ================    ================

                                                        OppHighInc          OppMSFundS          OppMSSmCap         OppStratBdS
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             26,359              50,420                   -             366,540
  Mortality and expense risk charges (note 2) ....             (8,265)           (114,280)             (2,575)           (121,528)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             18,094             (63,860)             (2,575)            245,012
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........            198,213             217,090              19,096           1,204,317
  Cost of mutual fund shares sold ................           (175,657)           (252,727)            (18,637)         (1,124,271)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........             22,556             (35,637)                459              80,046
  Change in unrealized gain (loss)
   on investments ................................            104,810           2,336,203             102,148           1,061,891
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............            127,366           2,300,566             102,607           1,141,937
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........            145,460           2,236,706             100,032           1,386,949
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        PVTDiscGro           PVTGroInc           PVTIntEq           PVTSmCapVal
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $            607                   -               1,330                 626
  Mortality and expense risk charges (note 2) ....             (3,773)             (2,210)             (2,348)             (2,343)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................             (3,166)             (2,210)             (1,018)             (1,717)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........             40,691              43,853              31,818              13,315
  Cost of mutual fund shares sold ................            (37,217)            (40,831)            (26,524)            (12,751)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........              3,474               3,022               5,294                 564
  Change in unrealized gain (loss)
   on investments ................................             71,414              54,600              62,910              99,085
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............             74,888              57,622              68,204              99,649
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $         71,722              55,412              67,186              97,932
                                                     ================    ================    ================    ================

                                                        STICVTGrInc         STICVTInt         STICVTSmCapVal       STICVTCapAp
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                248                   -                   1                   -
  Mortality and expense risk charges (note 2) ....               (208)                 (1)                 (8)               (422)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................                 40                  (1)                 (7)               (422)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........                285                   1                   8              10,501
  Cost of mutual fund shares sold ................               (268)                 (1)                 (7)             (9,876)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........                 17                   -                   1                 625
  Change in unrealized gain (loss)
   on investments ................................              7,079                 112                 286               7,057
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............              7,096                 112                 287               7,682
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........              7,136                 111                 280               7,260
                                                     ================    ================    ================    ================

                                                       STICVTMidCap        STICVTValInc           VKCom2              VKEmGr2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $            363                 744              51,237                   -
  Mortality and expense risk charges (note 2) ....               (270)               (453)           (114,667)            (55,233)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................                 93                 291             (63,430)            (55,233)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........              6,376               7,870           1,042,942             455,297
  Cost of mutual fund shares sold ................             (5,623)             (7,136)         (1,111,139)           (498,288)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........                753                 734             (68,197)            (42,991)
  Change in unrealized gain (loss)
   on investments ................................              4,934              10,466           2,671,557           1,001,099
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............              5,687              11,200           2,603,360             958,108
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $          5,780              11,491           2,539,930             902,875
                                                     ================    ================    ================    ================

                                                        VKCorPlus2         VKUSRealEst2         VISLgCapGr2        VISLgCapVal2
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                  3                   -               1,169              10,519
  Mortality and expense risk charges (note 2) ....               (424)             (2,459)            (11,130)            (12,474)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) .................               (421)             (2,459)             (9,961)             (1,955)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........             15,548             120,737              36,147             182,789
  Cost of mutual fund shares sold ................            (15,695)           (114,110)            (36,057)           (176,100)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........               (147)              6,627                  90               6,689
  Change in unrealized gain (loss)
   on investments ................................              2,156              55,309             172,128             315,345
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............              2,009              61,936             172,218             322,034
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................                 39                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........              1,627              59,477             162,257             320,079
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                         VISModGr2
                                                     ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        144,382
  Mortality and expense risk charges (note 2) ....           (163,520)
                                                     ----------------
    Net investment income (loss) .................            (19,138)
                                                     ----------------

  Proceeds from mutual fund shares sold ..........            489,104
  Cost of mutual fund shares sold ................           (501,371)
                                                     ----------------
    Realized gain (loss) on investments ..........            (12,267)
  Change in unrealized gain (loss)
   on investments ................................          2,285,693
                                                     ----------------
    Net gain (loss) on investments ...............          2,273,426
                                                     ----------------
  Reinvested capital gains .......................            110,345
                                                     ----------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ..........   $      2,364,633
                                                     ================

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    Total                                 AIMBValue2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $      7,005,135          11,805,583            (126,781)            (31,493)
  Realized gain (loss) on investments ............        (66,697,165)       (144,638,134)            (97,975)            (76,623)
  Change in unrealized gain (loss)
   on investments ................................        385,453,738        (132,082,786)          3,221,754            (762,389)
  Reinvested capital gains .......................          2,210,217           3,150,025                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        327,971,925        (261,765,312)          2,996,998            (870,505)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................        409,609,130         221,044,118           5,095,609           4,922,856
  Transfers between funds ........................                  -                   -             124,465           2,466,050
  Redemptions (note 3) ...........................       (232,102,179)       (318,641,040)           (505,957)           (212,475)
  Annuity benefits ...............................           (278,292)           (261,777)                  -                   -
  Annual contract maintenance charges (note 2) ...           (126,314)           (147,457)                  -                   -
  Contingent deferred sales charges (note 2) .....         (4,060,878)         (4,713,352)            (13,046)             (3,461)
  Adjustments to maintain reserves ...............            118,308              (5,716)               (525)               (464)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................        173,159,775        (102,725,224)          4,700,546           7,172,506
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............        501,131,700        (364,490,536)          7,697,544           6,302,001
Contract owners' equity beginning of period of ...      1,361,352,650       1,725,843,186           6,302,001                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $  1,862,484,350       1,361,352,650          13,999,545           6,302,001
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................        136,514,842         142,510,521             800,468                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................        147,190,580          30,717,802           1,142,937             822,843
  Units redeemed .................................       (124,324,131)        (36,713,481)           (591,250)            (22,375)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................        159,381,291         136,514,842           1,352,155             800,468
                                                     ================    ================    ================    ================

                                                                  AIMCapAp2                               AIMCapDev
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (27,091)             (3,265)               (714)                (26)
  Realized gain (loss) on investments ............             14,811             (66,276)              1,913                  (5)
  Change in unrealized gain (loss)
   on investments ................................            529,838             (12,174)             20,550                (135)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            517,558             (81,715)             21,749                (166)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          1,680,099             735,669              80,484              20,703
  Transfers between funds ........................            252,930              98,631              (1,212)                  -
  Redemptions (note 3) ...........................            (71,709)            (50,770)             (7,508)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (2,872)                  -                (499)                  -
  Adjustments to maintain reserves ...............               (117)               (192)                 11                  (2)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          1,858,331             783,338              71,276              20,701
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          2,375,889             701,623              93,025              20,535
Contract owners' equity beginning of period ......            701,623                   -              20,535                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          3,077,512             701,623             113,560              20,535
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             91,797                   -               2,639                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            250,020              97,063               9,197               2,639
  Units redeemed .................................            (25,663)             (5,266)               (932)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            316,154              91,797              10,904               2,639
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  AIMIntGr2                               AIMMidCore
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         (9,250)               (413)             (3,468)               (486)
  Realized gain (loss) on investments ............            204,326              51,007               8,617              (2,056)
  Change in unrealized gain (loss)
   on investments ................................            135,402              (9,441)             76,110               3,071
  Reinvested capital gains .......................                  -                   -               2,930                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            330,478              41,153              84,189                 529
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            428,168             627,878             309,150             121,602
  Transfers between funds ........................            181,497             197,527                 710              38,448
  Redemptions (note 3) ...........................           (175,642)            (16,499)            (42,855)               (130)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (8,273)                (54)             (3,032)                  -
  Adjustments to maintain reserves ...............               (144)               (112)                 18                  (8)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            425,606             808,740             263,991             159,912
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            756,084             849,893             348,180             160,441
Contract owners' equity beginning of period ......            849,893                   -             160,441                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $      1,605,977             849,893             508,621             160,441
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             99,782                   -              18,668                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            280,994             101,737              33,049              18,683
  Units redeemed .................................           (232,354)             (1,955)             (4,718)                (15)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            148,422              99,782              46,999              18,668
                                                     ================    ================    ================    ================

                                                                   AIMPreEq                               AIMPreEq2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (1,093)                164             (13,919)               (100)
  Realized gain (loss) on investments ............              7,788                 102                 412             (55,167)
  Change in unrealized gain (loss)
   on investments ................................             37,249                 604             312,124              (3,322)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             43,944                 870             298,617             (58,589)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            203,207              49,735             689,139             765,753
  Transfers between funds ........................             65,978              34,052             131,503              58,983
  Redemptions (note 3) ...........................            (44,695)                  -             (30,217)             (2,042)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (3,260)                  -                (784)                (24)
  Adjustments to maintain reserves ...............                 21                   1                (167)               (112)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            221,251              83,788             789,474             822,558
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            265,195              84,658           1,088,091             763,969
Contract owners' equity beginning of period ......             84,658                   -             763,969                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            349,853              84,658           1,852,060             763,969
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             10,318                   -             104,098                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             30,196              10,318             115,251             104,355
  Units redeemed .................................             (5,254)                  -             (14,388)               (257)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             35,260              10,318             204,961             104,098
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   AlGrIncB                               AlIntlValB
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        (24,142)             (5,841)            (40,249)             (8,148)
  Realized gain (loss) on investments ............            113,023            (104,462)          1,205,120              33,772
  Change in unrealized gain (loss)
   on investments ................................          1,359,604            (132,442)            587,414              17,934
  Reinvested capital gains .......................                  -              26,724                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          1,448,485            (216,021)          1,752,285              43,558
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          4,556,508           2,206,537           2,523,341           1,567,669
  Transfers between funds ........................             (8,925)            177,676             361,732             211,075
  Redemptions (note 3) ...........................           (264,073)           (104,834)           (197,789)            (40,005)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (5,214)               (949)             (4,005)               (548)
  Adjustments to maintain reserves ...............                 (5)               (253)              4,298                 (38)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          4,278,291           2,278,177           2,687,577           1,738,153
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          5,726,776           2,062,156           4,439,862           1,781,711
Contract owners' equity beginning of period ......          2,062,156                   -           1,781,711                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $      7,788,932           2,062,156           6,221,573           1,781,711
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            256,388                   -             189,416                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            659,417             267,187           2,313,777             193,582
  Units redeemed .................................           (173,310)            (10,799)         (2,037,732)             (4,166)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            742,495             256,388             465,461             189,416
                                                     ================    ================    ================    ================

                                                                  AlPremGrB                              AISmCapValB
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (24,199)             (3,467)            (56,752)            (20,447)
  Realized gain (loss) on investments ............             72,452             (32,796)           (149,584)           (214,978)
  Change in unrealized gain (loss)
   on investments ................................            348,408             (53,206)          2,805,570            (190,756)
  Reinvested capital gains .......................                  -                   -              99,235               2,265
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            396,661             (89,469)          2,698,469            (423,916)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          1,549,719             718,677           3,865,057           3,315,374
  Transfers between funds ........................            105,971             203,331              54,157           1,832,019
  Redemptions (note 3) ...........................            (50,794)            (38,536)           (366,183)           (156,241)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (435)                  -              (9,612)             (2,075)
  Adjustments to maintain reserves ...............               (231)               (108)              9,973                 (52)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          1,604,230             883,364           3,553,392           4,989,025
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          2,000,891             793,895           6,251,861           4,565,109
Contract owners' equity beginning of period ......            793,895                   -           4,565,109                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          2,794,786             793,895          10,816,970           4,565,109
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            106,973                   -             504,456                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            385,399             111,265             634,601             519,317
  Units redeemed .................................           (183,042)             (4,292)           (279,333)            (14,861)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            309,330             106,973             859,724             504,456
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 DrySmCapIxS                               DrySRGro
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         (2,154)               (131)             (1,116)                 (9)
  Realized gain (loss) on investments ............              8,066                (413)                541                  17
  Change in unrealized gain (loss)
   on investments ................................             90,180               1,181              30,772               1,142
  Reinvested capital gains .......................              2,575                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             98,667                 637              30,197               1,150
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            313,016              99,555             186,314              45,485
  Transfers between funds ........................             24,466               8,114                   -                   -
  Redemptions (note 3) ...........................            (36,125)               (553)             (2,559)               (131)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (154)                  -                   -                   -
  Adjustments to maintain reserves ...............                  4                   2                   1                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            301,207             107,118             183,756              45,354
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            399,874             107,755             213,953              46,504
Contract owners' equity beginning of period ......            107,755                   -              46,504                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        507,629             107,755             260,457              46,504
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             13,134                   -               5,844                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             36,273              13,201              23,816               5,861
  Units redeemed .................................             (3,802)                (67)               (317)                (17)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             45,605              13,134              29,343               5,844
                                                     ================    ================    ================    ================

                                                                   DryStkIx                               DryStkIxS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................              4,509                 840               1,360                   -
  Realized gain (loss) on investments ............             12,765                 568              15,054                   -
  Change in unrealized gain (loss)
   on investments ................................            193,847              (8,380)            144,460                   -
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            211,121              (6,972)            160,874                   -
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            686,584             265,907           1,322,161                   -
  Transfers between funds ........................            219,068               5,000             517,035                   -
  Redemptions (note 3) ...........................            (37,027)                  -             (57,940)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (627)                  -                (917)                  -
  Adjustments to maintain reserves ...............                  1                 (14)                 (6)                  -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            867,999             270,893           1,780,333                   -
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,079,120             263,921           1,941,207                   -
Contract owners' equity beginning of period ......            263,921                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          1,343,041             263,921           1,941,207                   -
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             31,338                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            106,742              31,338             213,140                   -
  Units redeemed .................................             (8,922)                  -             (53,313)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            129,158              31,338             159,827                   -
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FedAmLeadS                              FedCapApS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         (6,208)               (528)            (13,018)               (654)
  Realized gain (loss) on investments ............              1,599                (443)             14,480                (752)
  Change in unrealized gain (loss)
   on investments ................................            288,564               1,690             298,129                (311)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            283,955                 719             299,591              (1,717)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          1,293,687             175,070           1,595,759             223,117
  Transfers between funds ........................            315,358              42,957             204,360              51,693
  Redemptions (note 3) ...........................            (47,468)               (842)            (62,683)               (299)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (534)                  -                (762)                  -
  Adjustments to maintain reserves ...............                (21)                 (5)                (17)                (32)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          1,561,022             217,180           1,736,657             274,479
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,844,977             217,899           2,036,248             272,762
Contract owners' equity beginning of period ......            217,899                   -             272,762                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $      2,062,876             217,899           2,309,010             272,762
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             27,004                   -              33,487                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            190,732              27,108             240,979              33,523
  Units redeemed .................................            (14,425)               (104)            (42,600)                (36)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            203,311              27,004             231,866              33,487
                                                     ================    ================    ================    ================

                                                                  FedGrStrat                              FedHiIncS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (2,462)               (336)            279,854              (8,588)
  Realized gain (loss) on investments ............              9,522                (311)             77,745             (49,351)
  Change in unrealized gain (loss)
   on investments ................................             72,664              (6,641)          1,027,262              74,680
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             79,724              (7,288)          1,384,861              16,741
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            243,626             126,429           6,335,736           2,100,936
  Transfers between funds ........................             (3,470)               (188)          1,435,469           1,537,756
  Redemptions (note 3) ...........................            (50,496)               (858)           (473,640)           (492,574)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -             (17,771)            (11,388)
  Adjustments to maintain reserves ...............                 33                 (14)              1,014                 144
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            189,693             125,369           7,280,808           3,134,874
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            269,417             118,081           8,665,669           3,151,615
Contract owners' equity beginning of period ......            118,081                   -           3,151,615                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            387,498             118,081          11,817,284           3,151,615
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             14,512                   -             317,116                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             25,312              14,631             895,686             354,926
  Units redeemed .................................             (5,420)               (119)           (223,108)            (37,810)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             34,404              14,512             989,694             317,116
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   FedIntEq                               FedQualBd
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $           (530)                (69)             25,718              (1,822)
  Realized gain (loss) on investments ............              2,002                (552)             11,349               2,783
  Change in unrealized gain (loss)
   on investments ................................             15,967                 114              13,456              21,499
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             17,439                (507)             50,523              22,460
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            107,005              23,422           2,193,695             862,690
  Transfers between funds ........................                 34                   -            (317,736)             21,909
  Redemptions (note 3) ...........................                (20)                  -            (111,838)           (180,339)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -              (1,119)                  -
  Adjustments to maintain reserves ...............                 (9)                 (3)                 16                 (13)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            107,010              23,419           1,763,018             704,247
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            124,449              22,912           1,813,541             726,707
Contract owners' equity beginning of period ......             22,912                   -             726,707                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        147,361              22,912           2,540,248             726,707
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................              2,956                   -              68,180                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             11,632               2,956             210,264              79,726
  Units redeemed .................................                 (3)                  -             (48,556)            (11,546)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             14,585               2,956             229,888              68,180
                                                     ================    ================    ================    ================

                                                                  FedQualBdS                               FidVIPEI
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            101,016             (11,107)            220,402             237,369
  Realized gain (loss) on investments ............             83,658              10,339          (2,806,054)         (4,160,281)
  Change in unrealized gain (loss)
   on investments ................................             40,293             120,544          13,957,977          (9,633,023)
  Reinvested capital gains .......................                  -                   -                   -           1,427,029
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            224,967             119,776          11,372,325         (12,128,906)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         11,984,996           2,422,346             633,971             707,182
  Transfers between funds ........................            174,084           1,113,779           1,358,494           3,741,161
  Redemptions (note 3) ...........................           (658,004)           (253,193)         (8,217,324)        (12,747,112)
  Annuity benefits ...............................                  -                   -              (9,146)            (24,000)
  Annual contract maintenance charges (note 2) ...                  -                   -              (7,397)             (8,389)
  Contingent deferred sales charges (note 2) .....             (6,330)             (7,545)            (65,109)           (159,889)
  Adjustments to maintain reserves ...............                740                 (45)                266              (1,579)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         11,495,486           3,275,342          (6,306,245)         (8,492,626)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         11,720,453           3,395,118           5,066,080         (20,621,532)
Contract owners' equity beginning of period ......          3,395,118                   -          45,542,745          66,164,277
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         15,115,571           3,395,118          50,608,825          45,542,745
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            317,535                   -           3,956,126           4,706,556
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          1,444,744             338,752             445,927             402,249
  Units redeemed .................................           (390,455)            (21,217)           (977,744)         (1,152,679)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          1,371,824             317,535           3,424,309           3,956,126
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPEIS                               FidVIPEI2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        226,328             285,571              35,568              61,037
  Realized gain (loss) on investments ............         (1,236,071)         (3,047,443)         (1,421,167)           (762,099)
  Change in unrealized gain (loss)
   on investments ................................          9,317,632          (5,605,347)         10,287,214          (5,189,714)
  Reinvested capital gains .......................                  -             941,345                   -             547,026
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          8,307,889          (7,425,874)          8,901,615          (5,343,750)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          1,329,249             442,150          11,352,122           9,850,741
  Transfers between funds ........................            507,895          (2,369,905)          1,909,237          (1,078,703)
  Redemptions (note 3) ...........................         (2,748,232)         (4,362,447)         (2,386,238)         (3,260,125)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (59,459)            (74,961)            (59,066)            (64,840)
  Adjustments to maintain reserves ...............                 21              (1,120)             (2,665)             (6,481)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................           (970,526)         (6,366,283)         10,813,390           5,440,592
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          7,337,363         (13,792,157)         19,715,005              96,842
Contract owners' equity beginning of period ......         29,863,633          43,655,790          24,567,597          24,470,755
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     37,200,996          29,863,633          44,282,602          24,567,597
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          3,205,774           3,845,772           3,060,579           2,498,838
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            368,120              44,987           2,431,981             733,508
  Units redeemed .................................           (459,913)           (684,985)         (1,191,851)           (171,767)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          3,113,981           3,205,774           4,300,709           3,060,579
                                                     ================    ================    ================    ================

                                                                   FidVIPGr                               FidVIPGrS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................           (597,971)           (846,472)           (361,924)           (501,985)
  Realized gain (loss) on investments ............        (12,895,166)        (18,033,860)         (5,979,417)        (11,026,499)
  Change in unrealized gain (loss)
   on investments ................................         27,899,227         (10,358,811)         18,719,107         (11,517,276)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         14,406,090         (29,239,143)         12,377,766         (23,045,760)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            954,075             993,018             450,290             694,903
  Transfers between funds ........................            (52,775)         (8,318,363)         (1,429,292)         (8,647,421)
  Redemptions (note 3) ...........................         (9,102,841)        (16,567,065)         (3,687,889)         (6,935,621)
  Annuity benefits ...............................            (39,129)            (45,994)             (4,557)                  -
  Annual contract maintenance charges (note 2) ...            (11,334)            (14,215)                  -                   -
  Contingent deferred sales charges (note 2) .....            (77,625)           (204,316)            (86,012)           (128,231)
  Adjustments to maintain reserves ...............             41,190              18,680               4,495                 351
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (8,288,439)        (24,138,255)         (4,752,965)        (15,016,019)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          6,117,651         (53,377,398)          7,624,801         (38,061,779)
Contract owners' equity beginning of period ......         52,204,646         105,582,044          43,021,685          81,083,464
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         58,322,297          52,204,646          50,646,486          43,021,685
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          4,940,777           6,886,634           4,896,367           6,382,836
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            538,709              80,874             319,655              69,381
  Units redeemed .................................         (1,260,918)         (2,026,731)           (829,210)         (1,555,850)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          4,218,568           4,940,777           4,386,812           4,896,367
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPGr2                                FidVIPHI
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $       (350,924)           (358,422)          2,484,516           4,522,443
  Realized gain (loss) on investments ............         (6,220,971)        (10,970,650)            515,893         (16,207,150)
  Change in unrealized gain (loss)
   on investments ................................         14,969,786          (1,467,048)          7,148,924          12,450,707
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          8,397,891         (12,796,120)         10,149,333             766,000
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          5,630,793           6,655,198             619,697             625,029
  Transfers between funds ........................           (685,171)         (2,988,168)          2,252,765           2,995,174
  Redemptions (note 3) ...........................         (2,244,183)         (4,221,831)         (9,370,444)        (12,199,989)
  Annuity benefits ...............................                  -                   -             (15,716)            (14,367)
  Annual contract maintenance charges (note 2) ...                  -                   -              (6,265)             (6,220)
  Contingent deferred sales charges (note 2) .....            (59,639)           (111,759)            (60,205)           (105,984)
  Adjustments to maintain reserves ...............            (11,237)             (9,810)             12,929               7,189
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          2,630,563            (676,370)         (6,567,239)         (8,699,168)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         11,028,454         (13,472,490)          3,582,094          (7,933,168)
Contract owners' equity beginning of period ......         26,394,901          39,867,391          42,884,168          50,817,336
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     37,423,355          26,394,901          46,466,262          42,884,168
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          5,078,891           5,230,827           5,320,080           6,430,955
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          2,681,652           1,822,571           1,483,546             468,729
  Units redeemed .................................         (2,256,619)         (1,974,507)         (2,209,126)         (1,579,604)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          5,503,924           5,078,891           4,594,500           5,320,080
                                                     ================    ================    ================    ================

                                                                  FidVIPHIS                               FidVIPHI2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................          1,316,896           2,212,304             597,786             860,807
  Realized gain (loss) on investments ............         (2,701,745)         (5,688,663)           (531,350)         (1,050,003)
  Change in unrealized gain (loss)
   on investments ................................          6,316,245           3,812,246           3,263,451             357,377
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          4,931,396             335,887           3,329,887             168,181
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            243,671             211,572           6,308,425           2,540,226
  Transfers between funds ........................          1,627,206          (1,515,864)          2,023,405            (469,916)
  Redemptions (note 3) ...........................         (2,244,254)         (3,035,416)         (1,073,659)         (1,237,551)
  Annuity benefits ...............................             (3,676)                  -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (46,516)            (62,139)            (32,492)            (30,524)
  Adjustments to maintain reserves ...............               (904)               (335)              4,113              (2,792)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................           (424,473)         (4,402,182)          7,229,792             799,443
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          4,506,923          (4,066,295)         10,559,679             967,624
Contract owners' equity beginning of period ......         19,402,091          23,468,386          10,042,551           9,074,927
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         23,909,014          19,402,091          20,602,230          10,042,551
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          2,867,219           3,557,526           1,469,078           1,355,214
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            542,496              33,654           1,399,360             159,634
  Units redeemed .................................           (599,457)           (723,961)           (464,160)            (45,770)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          2,810,258           2,867,219           2,404,278           1,469,078
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPMMkt                               FidVIPOv
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $       (191,608)            378,274            (146,922)           (210,336)
  Realized gain (loss) on investments ............                  -                   -          (7,911,695)         (8,084,387)
  Change in unrealized gain (loss)
   on investments ................................                  -                   -          18,211,072            (919,623)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           (191,608)            378,274          10,152,455          (9,214,346)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            963,873          10,429,298             425,969             513,353
  Transfers between funds ........................         (3,393,195)         22,319,248             396,311          (3,134,755)
  Redemptions (note 3) ...........................        (28,612,818)        (56,031,565)         (6,127,468)         (8,697,252)
  Annuity benefits ...............................            (21,116)            (14,585)             (5,724)             (6,330)
  Annual contract maintenance charges (note 2) ...             (5,169)             (5,969)             (5,875)             (7,542)
  Contingent deferred sales charges (note 2) .....           (307,260)           (684,574)            (36,850)            (84,398)
  Adjustments to maintain reserves ...............              3,576              21,654               9,192               3,735
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................        (31,372,109)        (23,966,493)         (5,344,445)        (11,413,189)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............        (31,563,717)        (23,588,219)          4,808,010         (20,627,535)
Contract owners' equity beginning of period ......         85,666,650         109,254,869          28,987,405          49,614,940
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     54,102,933          85,666,650          33,795,415          28,987,405
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          7,161,135           9,148,479           3,295,102           4,434,023
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          4,535,858           2,795,283             303,457              51,655
  Units redeemed .................................         (7,164,323)         (4,782,627)           (880,670)         (1,190,576)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          4,532,670           7,161,135           2,717,889           3,295,102
                                                     ================    ================    ================    ================

                                                                  FidVIPOvS                               FidVIPOvS2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (26,797)            (34,140)           (156,827)            (47,030)
  Realized gain (loss) on investments ............         (1,065,106)         (6,056,547)          4,611,569          (1,828,596)
  Change in unrealized gain (loss)
   on investments ................................          5,189,344           2,915,240           1,569,592             230,300
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          4,097,441          (3,175,447)          6,024,334          (1,645,326)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            142,708             187,277             924,666           1,315,681
  Transfers between funds ........................           (279,364)         (1,376,820)         (2,976,282)         (1,311,960)
  Redemptions (note 3) ...........................           (738,716)         (1,499,602)           (510,630)         (1,003,218)
  Annuity benefits ...............................             (4,854)                  -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (13,877)            (34,935)            (18,996)            (25,672)
  Adjustments to maintain reserves ...............             (3,537)               (440)             (9,675)             (2,783)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................           (897,640)         (2,724,520)         (2,590,917)         (1,027,952)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          3,199,801          (5,899,967)          3,433,417          (2,673,278)
Contract owners' equity beginning of period ......         10,652,687          16,552,654           6,583,033           9,256,311
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         13,852,488          10,652,687          10,016,450           6,583,033
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          1,459,258           1,789,118           1,167,806           1,274,635
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             89,036              22,972          32,897,781             140,624
  Units redeemed .................................           (209,488)           (352,832)        (32,801,297)           (247,453)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          1,338,806           1,459,258           1,264,290           1,167,806
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPVal                               FidVIPVal2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         (3,558)             (8,768)            (13,303)            (19,679)
  Realized gain (loss) on investments ............            (15,576)           (179,360)            (40,350)            (97,052)
  Change in unrealized gain (loss)
   on investments ................................            180,005             (59,042)            444,499            (234,918)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            160,871            (247,170)            390,846            (351,649)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             26,026              11,864              11,665             499,980
  Transfers between funds ........................            (29,597)            463,295             (95,071)             53,083
  Redemptions (note 3) ...........................            (70,504)           (282,875)           (106,413)           (186,093)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -              (7,011)             (1,161)             (5,396)
  Adjustments to maintain reserves ...............                (44)                (85)               (183)               (652)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            (74,119)            185,188            (191,163)            360,922
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............             86,752             (61,982)            199,683               9,273
Contract owners' equity beginning of period ......            558,177             620,159           1,373,675           1,364,402
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        644,929             558,177           1,573,358           1,373,675
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             71,212              66,001             176,457             145,526
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................              9,997               7,156              21,428              38,718
  Units redeemed .................................            (19,236)             (1,945)            (44,766)             (7,787)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             61,973              71,212             153,119             176,457
                                                     ================    ================    ================    ================

                                                                   FidVIPAM                               FidVIPAMS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            231,618             315,174             195,582             287,730
  Realized gain (loss) on investments ............           (848,943)         (1,158,547)           (344,374)           (881,658)
  Change in unrealized gain (loss)
   on investments ................................          2,139,471            (509,642)          1,340,463            (435,961)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          1,522,146          (1,353,015)          1,191,671          (1,029,889)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             95,004             180,922              59,963              34,486
  Transfers between funds ........................            881,918             623,822            (173,330)           (962,962)
  Redemptions (note 3) ...........................         (2,182,948)         (2,630,715)           (680,330)         (1,045,290)
  Annuity benefits ...............................            (17,271)            (20,944)             (5,400)                  -
  Annual contract maintenance charges (note 2) ...             (1,365)             (1,507)                  -                   -
  Contingent deferred sales charges (note 2) .....            (18,397)            (26,467)            (15,860)            (14,282)
  Adjustments to maintain reserves ...............              4,028               3,622              (1,816)               (138)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (1,239,031)         (1,871,267)           (816,773)         (1,988,186)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            283,115          (3,224,282)            374,898          (3,018,075)
Contract owners' equity beginning of period ......         10,106,641          13,330,923           7,520,585          10,538,660
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         10,389,756          10,106,641           7,895,483           7,520,585
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            871,353           1,032,325             761,504             962,708
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            136,062              70,944              21,421               3,515
  Units redeemed .................................           (236,696)           (231,916)            (97,859)           (204,719)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            770,719             871,353             685,066             761,504
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPAM2                               FidVIPAMGr
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        106,520             161,292              99,444             139,076
  Realized gain (loss) on investments ............           (114,851)           (532,409)           (631,618)         (1,293,287)
  Change in unrealized gain (loss)
   on investments ................................            747,828            (342,188)          1,768,191            (424,180)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            739,497            (713,305)          1,236,017          (1,578,391)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             17,428             674,277              66,966              95,296
  Transfers between funds ........................            (67,013)           (581,443)            (74,201)           (342,879)
  Redemptions (note 3) ...........................           (273,162)         (1,114,724)           (797,985)         (1,840,507)
  Annuity benefits ...............................                  -                   -              (2,671)             (2,285)
  Annual contract maintenance charges (note 2) ...                  -                   -              (1,412)             (1,556)
  Contingent deferred sales charges (note 2) .....             (9,764)            (31,854)             (7,993)            (26,012)
  Adjustments to maintain reserves ...............                (86)             (1,031)                464                (740)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................           (332,597)         (1,054,775)           (816,832)         (2,118,683)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            406,900          (1,768,080)            419,185          (3,697,074)
Contract owners' equity beginning of period ......          4,820,661           6,588,741           6,242,490           9,939,564
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $      5,227,561           4,820,661           6,661,675           6,242,490
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            584,811             718,290             607,643             805,715
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             11,248              88,074              46,988               9,040
  Units redeemed .................................            (49,399)           (221,553)           (121,084)           (207,112)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            546,660             584,811             533,547             607,643
                                                     ================    ================    ================    ================

                                                                 FidVIPAMGrS                             FidVIPAMGrS2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             85,062             103,344              45,517              56,691
  Realized gain (loss) on investments ............           (330,933)           (879,212)           (210,360)           (490,429)
  Change in unrealized gain (loss)
   on investments ................................          1,135,740            (270,914)            806,593            (367,537)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            889,869          (1,046,782)            641,750            (801,275)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             14,047               6,568              51,603             174,760
  Transfers between funds ........................           (115,545)           (547,707)            (52,206)           (278,535)
  Redemptions (note 3) ...........................           (342,705)           (575,504)           (370,885)           (512,149)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (6,130)            (15,478)             (9,354)            (12,963)
  Adjustments to maintain reserves ...............               (108)               (136)               (545)             (1,147)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................           (450,441)         (1,132,257)           (381,387)           (630,034)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            439,428          (2,179,039)            260,363          (1,431,309)
Contract owners' equity beginning of period ......          4,338,581           6,517,620           3,184,600           4,615,909
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          4,778,009           4,338,581           3,444,963           3,184,600
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            511,396             642,356             463,222             557,576
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................              7,939                 770              24,279              26,772
  Units redeemed .................................            (57,481)           (131,730)            (75,513)           (121,126)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            461,854             511,396             411,988             463,222
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPCon                               FidVIPConS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $       (572,166)           (368,101)           (259,224)           (104,036)
  Realized gain (loss) on investments ............         (2,119,610)         (1,398,524)         (1,706,607)         (3,476,052)
  Change in unrealized gain (loss)
   on investments ................................         17,562,571          (6,522,831)         11,969,571          (1,471,676)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         14,870,795          (8,289,456)         10,003,740          (5,051,764)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            838,668             863,969             922,553             838,245
  Transfers between funds ........................          1,289,228          (2,160,678)           (456,992)         (3,189,340)
  Redemptions (note 3) ...........................         (9,647,314)        (18,795,573)         (2,614,778)         (4,924,162)
  Annuity benefits ...............................            (20,761)            (26,073)             (5,302)                  -
  Annual contract maintenance charges (note 2) ...            (12,768)            (14,352)                  -                   -
  Contingent deferred sales charges (note 2) .....            (89,627)           (250,490)            (54,443)            (96,775)
  Adjustments to maintain reserves ...............             12,896               5,984              (2,278)               (814)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (7,629,678)        (20,377,213)         (2,211,240)         (7,372,846)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          7,241,117         (28,666,669)          7,792,500         (12,424,610)
Contract owners' equity beginning of period ......         62,252,561          90,919,230          38,984,835          51,409,445
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     69,493,678          62,252,561          46,777,335          38,984,835
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          4,767,339           6,221,749           3,563,729           4,223,233
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            387,466              62,540             321,055              75,987
  Units redeemed .................................           (951,454)         (1,516,950)           (510,085)           (735,491)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          4,203,351           4,767,339           3,374,699           3,563,729
                                                     ================    ================    ================    ================

                                                                  FidVIPCon2                              FidVIPI500
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................           (298,629)           (110,699)            267,871             328,402
  Realized gain (loss) on investments ............         (1,624,534)         (1,078,797)         (7,157,071)        (13,069,684)
  Change in unrealized gain (loss)
   on investments ................................          9,212,137          (1,259,795)         28,638,162         (20,609,739)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          7,288,974          (2,449,291)         21,748,962         (33,351,021)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         12,456,016           5,639,504           1,714,938           3,261,286
  Transfers between funds ........................          2,220,956          (1,480,324)         (1,171,362)        (12,741,098)
  Redemptions (note 3) ...........................         (1,684,107)         (2,463,221)         (9,763,970)        (25,140,892)
  Annuity benefits ...............................                  -                   -              (4,507)             (3,970)
  Annual contract maintenance charges (note 2) ...                  -                   -              (8,651)            (10,257)
  Contingent deferred sales charges (note 2) .....            (49,753)            (84,521)           (189,781)           (690,403)
  Adjustments to maintain reserves ...............                397              (2,606)             (1,788)             (6,545)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         12,943,509           1,608,832          (9,425,121)        (35,331,879)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         20,232,483            (840,459)         12,323,841         (68,682,900)
Contract owners' equity beginning of period ......         20,351,677          21,192,136          87,699,203         156,382,103
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         40,584,160          20,351,677         100,023,044          87,699,203
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          2,721,894           2,520,595           9,224,993          12,613,054
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          2,694,204             284,136             924,893             319,157
  Units redeemed .................................         (1,121,892)            (82,837)         (1,855,513)         (3,707,218)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          4,294,206           2,721,894           8,294,373           9,224,993
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPIGBd                             FidVIPAgGrS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $      3,058,011           2,568,623              (1,794)             (2,937)
  Realized gain (loss) on investments ............          3,695,735           2,652,957              (3,995)            (48,306)
  Change in unrealized gain (loss)
   on investments ................................         (4,394,755)          3,774,684              54,248             (42,322)
  Reinvested capital gains .......................          1,521,781                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          3,880,772           8,996,264              48,459             (93,565)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            994,003           4,339,731                 514               5,900
  Transfers between funds ........................         (9,226,449)         22,953,368              12,182             (45,195)
  Redemptions (note 3) ...........................        (19,414,082)        (21,856,478)               (996)            (19,229)
  Annuity benefits ...............................            (43,793)            (45,258)                  -                   -
  Annual contract maintenance charges (note 2) ...             (5,630)             (4,686)                  -                   -
  Contingent deferred sales charges (note 2) .....           (166,247)           (268,194)                  -                (784)
  Adjustments to maintain reserves ...............             13,426               6,675                 (73)                (10)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................        (27,848,772)          5,125,158              11,627             (59,318)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............        (23,968,000)         14,121,422              60,086            (152,883)
Contract owners' equity beginning of period ......        111,039,019          96,917,597             163,905             316,788
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     87,071,019         111,039,019             223,991             163,905
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          7,974,078           7,585,546              24,455              34,552
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          1,355,073             561,310               4,067               1,018
  Units redeemed .................................         (3,295,449)           (172,778)             (2,652)            (11,115)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          6,033,702           7,974,078              25,870              24,455
                                                     ================    ================    ================    ================

                                                                 FidVIPAgGr2                              FidVIPBal
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (25,641)            (18,810)            953,202           1,436,760
  Realized gain (loss) on investments ............             18,877            (400,199)            292,947           1,529,093
  Change in unrealized gain (loss)
   on investments ................................            516,119             (54,372)          7,493,702         (11,611,002)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            509,355            (473,381)          8,739,851          (8,645,149)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            928,424             638,486             769,133             834,409
  Transfers between funds ........................             50,381             (71,783)          1,093,182            (969,654)
  Redemptions (note 3) ...........................           (139,006)            (87,001)        (14,331,779)        (18,175,260)
  Annuity benefits ...............................                  -                   -             (28,727)            (23,930)
  Annual contract maintenance charges (note 2) ...                  -                   -             (10,224)            (11,956)
  Contingent deferred sales charges (note 2) .....             (4,369)             (2,458)            (57,393)           (126,848)
  Adjustments to maintain reserves ...............               (486)               (918)              9,332               2,149
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            834,944             476,326         (12,556,476)        (18,471,090)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,344,299               2,945          (3,816,625)        (27,116,239)
Contract owners' equity beginning of period ......          1,357,901           1,354,956          61,576,146          88,692,385
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          2,702,200           1,357,901          57,759,521          61,576,146
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            206,142             148,920           4,262,434           5,526,702
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            214,134              68,618             236,981              57,613
  Units redeemed .................................           (100,954)            (11,396)         (1,054,822)         (1,321,881)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            319,322             206,142           3,444,593           4,262,434
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPBalS                              FidVIPBal2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        323,382             441,096             125,104             176,603
  Realized gain (loss) on investments ............           (542,219)         (1,400,223)           (150,069)           (520,663)
  Change in unrealized gain (loss)
   on investments ................................          2,966,694          (1,262,781)          1,482,067            (884,253)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          2,747,857          (2,221,908)          1,457,102          (1,228,313)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            314,769             203,567             193,327           1,325,627
  Transfers between funds ........................            (66,246)           (640,817)            181,427            (548,562)
  Redemptions (note 3) ...........................         (1,681,855)         (2,642,753)           (667,411)         (1,423,468)
  Annuity benefits ...............................             (3,935)                  -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (30,345)            (39,535)             (9,995)            (36,182)
  Adjustments to maintain reserves ...............             (9,124)               (342)                168              (2,082)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (1,476,736)         (3,119,880)           (302,484)           (684,667)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,271,121          (5,341,788)          1,154,618          (1,912,980)
Contract owners' equity beginning of period ......         17,626,815          22,968,603           9,326,361          11,239,341
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     18,897,936          17,626,815          10,480,979           9,326,361
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          1,814,362           2,135,354           1,143,308           1,239,800
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            106,454              21,215              77,558             197,883
  Units redeemed .................................           (249,237)           (342,207)           (113,013)           (294,375)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          1,671,579           1,814,362           1,107,853           1,143,308
                                                     ================    ================    ================    ================

                                                                 FidVIPDyCapS                            FidVIPDyCap2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (6,353)             (6,983)            (42,447)            (33,029)
  Realized gain (loss) on investments ............             (3,683)            (52,236)           (158,466)           (357,686)
  Change in unrealized gain (loss)
   on investments ................................            150,109             (61,976)            885,974              85,670
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            140,073            (121,195)            685,061            (305,045)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................                972              29,883             377,171             728,180
  Transfers between funds ........................            (10,993)              9,568             175,544            (170,042)
  Redemptions (note 3) ...........................            (81,064)            (49,019)           (213,445)           (215,642)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (2,977)               (533)             (5,720)             (5,049)
  Adjustments to maintain reserves ...............                (57)                (93)               (339)               (984)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            (94,119)            (10,194)            333,211             336,463
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............             45,954            (131,389)          1,018,272              31,418
Contract owners' equity beginning of period ......            641,374             772,763           2,870,056           2,838,638
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            687,328             641,374           3,888,328           2,870,056
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            113,186             125,342             519,737             468,870
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             14,160              50,122             233,566              68,480
  Units redeemed .................................            (29,511)            (62,278)           (181,524)            (17,613)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             97,835             113,186             571,779             519,737
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  FidVIPGrIn                             FidVIPGrInS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        (43,228)             38,045              50,038             162,262
  Realized gain (loss) on investments ............         (1,588,739)         (2,771,843)         (2,015,605)         (4,337,184)
  Change in unrealized gain (loss)
   on investments ................................          7,651,222          (5,373,746)          8,928,294          (4,398,255)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          6,019,255          (8,107,544)          6,962,727          (8,573,177)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            409,837             473,479             342,249             377,875
  Transfers between funds ........................            830,477          (1,223,651)           (838,823)         (4,078,404)
  Redemptions (note 3) ...........................         (5,297,119)         (8,755,378)         (3,200,245)         (4,576,005)
  Annuity benefits ...............................            (10,590)             (8,946)             (5,258)                  -
  Annual contract maintenance charges (note 2) ...             (5,827)             (6,749)                  -                   -
  Contingent deferred sales charges (note 2) .....            (41,283)           (125,205)            (68,428)            (76,415)
  Adjustments to maintain reserves ...............              9,401               3,570              (2,772)               (794)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (4,105,104)         (9,642,880)         (3,773,277)         (8,353,743)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,914,151         (17,750,424)          3,189,450         (16,926,920)
Contract owners' equity beginning of period ......         30,536,843          48,287,267          33,518,982          50,445,902
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     32,450,994          30,536,843          36,708,432          33,518,982
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          2,571,965           3,350,144           3,561,810           4,431,368
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            214,095              38,762             140,268              39,701
  Units redeemed .................................           (544,715)           (816,941)           (515,686)           (909,259)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          2,241,345           2,571,965           3,186,392           3,561,810
                                                     ================    ================    ================    ================

                                                                 FidVIPGrIn2                              FidVIPGrOp
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (62,457)             18,079            (792,035)           (402,823)
  Realized gain (loss) on investments ............         (1,473,586)           (974,299)        (12,295,949)        (13,932,095)
  Change in unrealized gain (loss)
   on investments ................................          4,978,859          (2,461,911)         48,131,477         (39,108,268)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          3,442,816          (3,418,131)         35,043,493         (53,443,186)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          2,749,992           3,012,260           2,145,470           2,541,128
  Transfers between funds ........................            (69,042)         (1,223,907)         (5,294,850)        (20,728,870)
  Redemptions (note 3) ...........................           (971,141)         (1,934,160)        (25,744,534)        (41,831,517)
  Annuity benefits ...............................                  -                   -             (26,159)            (25,095)
  Annual contract maintenance charges (note 2) ...                  -                   -             (39,996)            (49,505)
  Contingent deferred sales charges (note 2) .....            (28,573)            (65,330)           (123,202)           (387,193)
  Adjustments to maintain reserves ...............             (1,369)             (4,919)             12,905             (17,243)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          1,679,867            (216,056)        (29,070,366)        (60,498,295)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          5,122,683          (3,634,187)          5,973,127        (113,941,481)
Contract owners' equity beginning of period ......         14,463,378          18,097,565         143,474,272         257,415,753
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         19,586,061          14,463,378         149,447,399         143,474,272
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          2,031,206           2,085,900          11,062,424          15,292,145
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            913,908           1,129,936             289,118             179,080
  Units redeemed .................................           (688,864)         (1,184,630)         (2,332,831)         (4,408,801)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          2,256,250           2,031,206           9,018,711          11,062,424
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 FidVIPGrOpS                             FidVIPGrOp2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $       (125,425)              2,516             (52,559)            (30,634)
  Realized gain (loss) on investments ............         (3,877,278)         (8,525,315)           (860,285)         (1,839,558)
  Change in unrealized gain (loss)
   on investments ................................         13,080,347          (3,817,244)          2,665,236            (758,633)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          9,077,644         (12,340,043)          1,752,392          (2,628,825)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            302,488             567,322              98,549             648,039
  Transfers between funds ........................         (1,495,129)         (5,665,452)           (538,720)         (1,096,151)
  Redemptions (note 3) ...........................         (3,004,371)         (5,863,810)           (636,631)         (1,367,851)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (64,630)           (115,775)            (26,025)            (28,172)
  Adjustments to maintain reserves ...............               (318)               (603)             (2,178)             (2,287)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (4,261,960)        (11,078,318)         (1,105,005)         (1,846,422)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          4,815,684         (23,418,361)            647,387          (4,475,247)
Contract owners' equity beginning of period ......         34,909,704          58,328,065           7,176,456          11,651,703
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     39,725,388          34,909,704           7,823,843           7,176,456
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          5,326,989           6,880,064           1,328,408           1,663,455
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            108,960              80,378              49,873             119,564
  Units redeemed .................................           (717,841)         (1,633,453)           (243,090)           (454,611)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          4,718,108           5,326,989           1,135,191           1,328,408
                                                     ================    ================    ================    ================

                                                                  FidVIPMCap                             FidVIPMCapS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (24,198)            (10,991)           (123,903)            (18,606)
  Realized gain (loss) on investments ............            (10,664)              2,301             (57,693)           (229,718)
  Change in unrealized gain (loss)
   on investments ................................            935,848            (349,784)          6,008,009          (2,379,347)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            900,986            (358,474)          5,826,413          (2,627,671)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            159,133             177,002             218,941             167,606
  Transfers between funds ........................             74,118             383,267            (139,911)         (2,531,888)
  Redemptions (note 3) ...........................           (375,746)           (538,636)         (1,636,110)         (2,311,746)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...             (4,401)             (4,554)                  -                   -
  Contingent deferred sales charges (note 2) .....             (6,392)             (9,882)            (41,759)            (47,836)
  Adjustments to maintain reserves ...............                 52                 (57)                 68                (363)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................           (153,236)              7,140          (1,598,771)         (4,724,227)
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            747,750            (351,334)          4,227,642          (7,351,898)
Contract owners' equity beginning of period ......          2,550,019           2,901,353          17,266,663          24,618,561
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          3,297,769           2,550,019          21,494,305          17,266,663
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            155,616             157,589           1,047,270           1,331,713
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             46,049              47,152             200,247              10,195
  Units redeemed .................................            (54,593)            (49,125)           (296,570)           (294,638)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            147,072             155,616             950,947           1,047,270
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 FidVIPMCap2                              FidVIPValS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $       (335,526)           (116,899)             (1,610)               (159)
  Realized gain (loss) on investments ............            (46,295)           (290,668)              4,928                 (24)
  Change in unrealized gain (loss)
   on investments ................................         11,157,738          (2,869,250)             61,352                 352
  Reinvested capital gains .......................                  -                   -               1,642                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         10,775,917          (3,276,817)             66,312                 169
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          8,670,841           6,483,276             137,894              63,016
  Transfers between funds ........................          1,945,045          (2,083,033)              5,715                   -
  Redemptions (note 3) ...........................         (1,849,191)         (2,812,630)               (281)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (50,784)            (83,170)                 (2)                  -
  Adjustments to maintain reserves ...............              2,600              (1,442)                  3                  (4)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          8,718,511           1,503,001             143,329              63,012
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         19,494,428          (1,773,816)            209,641              63,181
Contract owners' equity beginning of period ......         24,940,094          26,713,910              63,181                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     44,434,522          24,940,094             272,822              63,181
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          2,143,293           2,002,516               7,968                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          1,071,266             201,345              14,217               7,968
  Units redeemed .................................           (377,946)            (60,568)               (104)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          2,836,613           2,143,293              22,081               7,968
                                                     ================    ================    ================    ================

                                                                 FidVIPValS2                             FrVIPRisDiv
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (37,609)             (2,693)               (965)               (568)
  Realized gain (loss) on investments ............            815,245             (43,330)              3,098                (409)
  Change in unrealized gain (loss)
   on investments ................................            520,145             (27,972)            155,750                 830
  Reinvested capital gains .......................             27,605                   -              19,108                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          1,325,386             (73,995)            176,991                (147)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          2,315,640             703,426             693,392             238,115
  Transfers between funds ........................          2,213,527             205,146              54,813               9,261
  Redemptions (note 3) ...........................           (167,496)            (24,944)            (29,652)             (1,387)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (2,706)                 (4)               (721)                  -
  Adjustments to maintain reserves ...............                556                (101)                 22                 101
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          4,359,521             883,523             717,854             246,090
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          5,684,907             809,528             894,845             245,943
Contract owners' equity beginning of period ......            809,528                   -             245,943                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          6,494,435             809,528           1,140,788             245,943
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            108,052                   -              27,539                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            827,478             110,939              79,023              27,693
  Units redeemed .................................           (377,307)             (2,887)             (3,113)               (154)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            558,223             108,052             103,449              27,539
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 FrVIPForSec                             GVITDMidCapI
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $            918                (115)             (1,244)                (66)
  Realized gain (loss) on investments ............                418                 (21)              6,937                 (62)
  Change in unrealized gain (loss)
   on investments ................................             39,312                (504)             57,218                (184)
  Reinvested capital gains .......................                  -                   -                   2                 333
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             40,648                (640)             62,913                  21
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            146,662              43,498             241,741              68,583
  Transfers between funds ........................             16,446                 (36)             20,972                 225
  Redemptions (note 3) ...........................             (7,283)                  -              (8,386)               (474)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -                (241)                  -
  Adjustments to maintain reserves ...............                 (1)                  3                  (3)                (16)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            155,824              43,465             254,083              68,318
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            196,472              42,825             316,996              68,339
Contract owners' equity beginning of period ......             42,825                   -              68,339                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        239,297              42,825             385,335              68,339
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................              5,514                   -               8,310                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             19,067               5,519              28,430               8,367
  Units redeemed .................................             (1,079)                 (5)             (1,644)                (57)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             23,502               5,514              35,096               8,310
                                                     ================    ================    ================    ================

                                                                 GVITDMidCap2                            GVITEmMrkts2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (29,058)             (2,268)             (7,111)             (3,486)
  Realized gain (loss) on investments ............             69,401             (27,326)            121,524            (126,756)
  Change in unrealized gain (loss)
   on investments ................................            975,108              (7,432)            351,060              (4,021)
  Reinvested capital gains .......................                 27               6,272                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          1,015,478             (30,754)            465,473            (134,263)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          2,807,834           1,215,066             397,514             562,950
  Transfers between funds ........................            885,859             182,450             299,664              44,140
  Redemptions (note 3) ...........................           (160,894)            (21,669)            (58,899)            (10,774)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (5,329)               (127)             (2,159)               (371)
  Adjustments to maintain reserves ...............                 41                (105)                 91                (185)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          3,527,511           1,375,615             636,211             595,760
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          4,542,989           1,344,861           1,101,684             461,497
Contract owners' equity beginning of period ......          1,344,861                   -             461,497                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          5,887,850           1,344,861           1,563,181             461,497
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            170,381                   -              57,258                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            495,994             172,982             126,268              58,256
  Units redeemed .................................           (103,621)             (2,601)            (64,164)               (998)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            562,754             170,381             119,362              57,258
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  GVITGvtBd                               GVITIDAgg
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        623,441             303,478              14,840                 839
  Realized gain (loss) on investments ............           (170,261)            187,058              29,523             (45,293)
  Change in unrealized gain (loss)
   on investments ................................           (425,589)              7,964           1,829,422             (31,287)
  Reinvested capital gains .......................             40,363             146,240             139,850                  47
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             67,954             644,740           2,013,635             (75,694)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         25,032,401          11,544,768           8,523,658           2,422,957
  Transfers between funds ........................        (10,555,512)          9,617,827             184,493            (148,759)
  Redemptions (note 3) ...........................         (3,179,924)           (920,943)           (174,208)            (81,245)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (52,291)            (27,974)             (4,016)               (921)
  Adjustments to maintain reserves ...............              1,714                 304                 (56)               (142)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         11,246,388          20,213,982           8,529,871           2,191,890
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         11,314,342          20,858,722          10,543,506           2,116,196
Contract owners' equity beginning of period ......         20,858,722                   -           2,116,196                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     32,173,064          20,858,722          12,659,702           2,116,196
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          1,894,099                   -             255,545                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          4,826,178           1,973,088             961,110             277,700
  Units redeemed .................................         (3,822,777)            (78,989)            (42,390)            (22,155)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          2,897,500           1,894,099           1,174,265             255,545
                                                     ================    ================    ================    ================

                                                                  GVITIDCon                               GVITIDMod
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            315,257              63,511             447,421              76,817
  Realized gain (loss) on investments ............             56,254              (5,422)             (6,739)            (67,507)
  Change in unrealized gain (loss)
   on investments ................................          1,142,164              22,390          12,538,005            (422,668)
  Reinvested capital gains .......................            132,151               4,213              41,519              16,194
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          1,645,826              84,692          13,020,206            (397,164)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         27,409,067           6,641,950          73,044,893          20,963,431
  Transfers between funds ........................           (531,343)          2,155,658           6,207,247             273,541
  Redemptions (note 3) ...........................         (1,860,713)           (122,482)         (4,031,504)           (320,233)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (14,597)             (3,734)           (100,982)             (3,573)
  Adjustments to maintain reserves ...............                470                (115)                707                (613)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         25,002,884           8,671,277          75,120,361          20,912,553
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         26,648,710           8,755,969          88,140,567          20,515,389
Contract owners' equity beginning of period ......          8,755,969                   -          20,515,389                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         35,404,679           8,755,969         108,655,956          20,515,389
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            881,738                   -           2,265,379                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          3,208,937             893,845           8,698,739           2,299,031
  Units redeemed .................................           (742,248)            (12,107)           (838,852)            (33,652)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          3,348,427             881,738          10,125,266           2,265,379
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 GVITIDModAgg                            GVITIDModCon
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         71,357              19,546             315,985              75,927
  Realized gain (loss) on investments ............            (75,185)            (44,048)            100,204             (51,403)
  Change in unrealized gain (loss)
   on investments ................................          6,316,448            (231,837)          3,511,928             (88,832)
  Reinvested capital gains .......................                  -              12,436              71,045              14,095
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          6,312,620            (243,903)          3,999,162             (50,213)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         27,162,879           8,595,539          31,496,518          10,895,139
  Transfers between funds ........................          1,771,741             112,880          (2,386,410)          2,439,855
  Redemptions (note 3) ...........................         (1,315,802)            (54,712)         (1,726,919)           (441,640)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (55,610)               (571)            (40,794)             (1,075)
  Adjustments to maintain reserves ...............                397                (213)                458                (350)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         27,563,605           8,652,923          27,342,853          12,891,929
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         33,876,225           8,409,020          31,342,015          12,841,716
Contract owners' equity beginning of period ......          8,409,020                   -          12,841,716                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $     42,285,245           8,409,020          44,183,731          12,841,716
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            974,155                   -           1,345,876                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          3,232,545             980,237           3,489,699           1,389,021
  Units redeemed .................................           (281,312)             (6,082)           (709,169)            (43,145)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          3,925,388             974,155           4,126,406           1,345,876
                                                     ================    ================    ================    ================

                                                                  GVITMyMkt                              GVITSmCapGr2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................           (168,781)            (17,384)            (29,477)             (5,340)
  Realized gain (loss) on investments ............                  -                   -             208,964             (39,248)
  Change in unrealized gain (loss)
   on investments ................................                  -                   -             492,909            (111,231)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           (168,781)            (17,384)            672,396            (155,819)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         23,019,392          29,524,441           1,263,489             848,128
  Transfers between funds ........................         (3,363,849)         11,426,536             436,908             616,747
  Redemptions (note 3) ...........................        (27,062,374)         (8,193,725)            (95,891)           (110,180)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....         (1,491,032)           (180,653)             (2,920)             (1,347)
  Adjustments to maintain reserves ...............               (540)                 37                (180)               (180)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................         (8,898,403)         32,576,636           1,601,406           1,353,168
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............         (9,067,184)         32,559,252           2,273,802           1,197,349
Contract owners' equity beginning of period ......         32,559,252                   -           1,197,349                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         23,492,068          32,559,252           3,471,151           1,197,349
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................          3,211,806                   -             167,244                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................         34,701,450           3,747,299             549,735             178,943
  Units redeemed .................................        (35,567,021)           (535,493)           (350,712)            (11,699)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          2,346,235           3,211,806             366,267             167,244
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 GVITSmCapVal                            GVITSmCapVal2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         (1,255)                (24)            (36,109)             (2,913)
  Realized gain (loss) on investments ............                777                 (27)            117,185             (46,776)
  Change in unrealized gain (loss)
   on investments ................................             53,931                  17           1,222,044             (20,989)
  Reinvested capital gains .......................                  -                  18                   -               5,349
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             53,453                 (16)          1,303,120             (65,329)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            176,988               8,203           1,641,026             431,700
  Transfers between funds ........................             29,289                 (89)          2,508,050             467,504
  Redemptions (note 3) ...........................             (1,184)                  -            (114,511)            (34,220)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -              (2,525)               (534)
  Adjustments to maintain reserves ...............                 26                   -                 825                 (87)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            205,119               8,114           4,032,865             864,363
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            258,572               8,098           5,335,985             799,034
Contract owners' equity beginning of period ......              8,098                   -             799,034                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        266,670               8,098           6,135,019             799,034
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................              1,074                   -             112,208                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             22,345               1,086             553,709             116,322
  Units redeemed .................................               (191)                (12)           (106,879)             (4,114)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             23,228               1,074             559,038             112,208
                                                     ================    ================    ================    ================

                                                                  GVITSmComp                             GVITSmComp2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (2,250)                (85)            (33,340)             (6,764)
  Realized gain (loss) on investments ............              1,064                 266              43,202             (22,582)
  Change in unrealized gain (loss)
   on investments ................................             79,611                (367)            944,449            (133,711)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             78,425                (186)            954,311            (163,057)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            329,753              40,969           2,011,715             818,428
  Transfers between funds ........................              8,572                  25             453,475             519,581
  Redemptions (note 3) ...........................             (3,287)             (2,235)           (202,757)            (32,560)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (158)               (139)             (6,524)             (1,049)
  Adjustments to maintain reserves ...............                 15                  (4)                (30)               (150)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            334,895              38,616           2,255,879           1,304,250
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            413,320              38,430           3,210,190           1,141,193
Contract owners' equity beginning of period ......             38,430                   -           1,141,193                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            451,750              38,430           4,351,383           1,141,193
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................              4,671                   -             135,334                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             35,863               4,912             361,560             138,549
  Units redeemed .................................               (646)               (241)           (125,269)             (3,215)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             39,888               4,671             371,625             135,334
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 JanRMgLgCap                              MFSInvGrS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $           (390)                  -             (36,761)             (4,026)
  Realized gain (loss) on investments ............              4,212                   -              (7,084)            (14,182)
  Change in unrealized gain (loss)
   on investments ................................              9,094                   -             585,360             (69,532)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             12,916                   -             541,515             (87,740)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            133,166                   -           2,458,511           1,068,700
  Transfers between funds ........................              6,090                   -             460,076              84,616
  Redemptions (note 3) ...........................             (1,605)                  -            (105,000)            (37,967)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -              (2,006)               (678)
  Adjustments to maintain reserves ...............                  3                   -                (314)               (142)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            137,654                   -           2,811,267           1,114,529
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            150,570                   -           3,352,782           1,026,789
Contract owners' equity beginning of period ......                  -                   -           1,026,789                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        150,570                   -           4,379,571           1,026,789
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................                  -                   -             137,254                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             22,544                   -             376,248             141,628
  Units redeemed .................................            (10,190)                  -             (29,744)             (4,374)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             12,354                   -             483,758             137,254
                                                     ================    ================    ================    ================

                                                                 MFSMidCapGrS                            MFSNewDiscS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (54,474)             (6,872)            (40,382)             (5,703)
  Realized gain (loss) on investments ............            508,144             (59,718)            (14,789)            (17,162)
  Change in unrealized gain (loss)
   on investments ................................            741,240             (84,868)            978,875             (98,422)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          1,194,910            (151,458)            923,704            (121,287)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          3,480,591           1,730,672           1,913,427           1,377,947
  Transfers between funds ........................            392,773             323,185             796,002             132,592
  Redemptions (note 3) ...........................           (184,804)            (97,173)            (99,240)            (13,853)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (4,517)               (375)             (2,367)               (269)
  Adjustments to maintain reserves ...............               (379)               (460)               (239)               (299)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          3,683,664           1,955,849           2,607,583           1,496,118
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          4,878,574           1,804,391           3,531,287           1,374,831
Contract owners' equity beginning of period ......          1,804,391                   -           1,374,831                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          6,682,965           1,804,391           4,906,118           1,374,831
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            284,611                   -             190,543                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            971,888             297,468             383,045             192,275
  Units redeemed .................................           (474,180)            (12,857)            (57,156)             (1,732)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            782,319             284,611             516,432             190,543
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   MFSValS                                OppCapApS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        (43,012)             (8,244)           (102,568)            (19,287)
  Realized gain (loss) on investments ............            (23,519)            (64,178)            131,602            (186,620)
  Change in unrealized gain (loss)
   on investments ................................          1,015,609             (31,508)          2,518,821            (166,495)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            949,078            (103,930)          2,547,855            (372,402)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          2,934,628           1,798,417           7,439,391           4,156,906
  Transfers between funds ........................            319,611             271,966           1,418,883             339,885
  Redemptions (note 3) ...........................           (122,850)            (70,045)           (404,777)           (156,217)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (2,743)             (1,448)            (12,241)             (2,837)
  Adjustments to maintain reserves ...............               (384)               (251)                 68                (790)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          3,128,262           1,998,639           8,441,324           4,336,947
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          4,077,340           1,894,709          10,989,179           3,964,545
Contract owners' equity beginning of period ......          1,894,709                   -           3,964,545                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $      5,972,049           1,894,709          14,953,724           3,964,545
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            221,613                   -             514,036                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          1,112,185             228,865           1,360,535             531,294
  Units redeemed .................................           (766,571)             (7,252)           (369,949)            (17,258)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            567,227             221,613           1,504,622             514,036
                                                     ================    ================    ================    ================

                                                                   OppGlSec                               OppGlSecS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (1,578)                (85)            (58,806)            (22,439)
  Realized gain (loss) on investments ............                718                 (51)          1,650,690            (285,585)
  Change in unrealized gain (loss)
   on investments ................................             97,047                (959)          2,080,536            (101,304)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             96,187              (1,095)          3,672,420            (409,328)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            270,808              46,043           4,212,725           3,058,385
  Transfers between funds ........................             13,255                   -            (114,126)          1,085,587
  Redemptions (note 3) ...........................             (1,730)               (345)           (284,816)            (83,987)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                (40)                  -              (6,269)             (2,373)
  Adjustments to maintain reserves ...............                  2                  (3)             (2,070)               (804)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            282,295              45,695           3,805,444           4,056,808
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            378,482              44,600           7,477,864           3,647,480
Contract owners' equity beginning of period ......             44,600                   -           3,647,480                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            423,082              44,600          11,125,344           3,647,480
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................              5,633                   -             462,585                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             33,126               5,675           7,550,939             471,774
  Units redeemed .................................               (514)                (42)         (7,012,490)             (9,189)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             38,245               5,633           1,001,034             462,585
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  OppHighInc                              OppMSFundS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         18,094                (547)            (63,860)            (16,969)
  Realized gain (loss) on investments ............             22,556                (109)            (35,637)            (78,121)
  Change in unrealized gain (loss)
   on investments ................................            104,810               7,413           2,336,203            (269,321)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            145,460               6,757           2,236,706            (364,411)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            985,741             206,337           7,945,847           3,808,662
  Transfers between funds ........................               (826)             (1,325)            906,698             241,301
  Redemptions (note 3) ...........................             (9,389)               (130)           (325,189)            (70,948)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -              (4,083)               (239)
  Adjustments to maintain reserves ...............                 (8)                 (1)               (243)               (401)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            975,518             204,881           8,523,030           3,978,375
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,120,978             211,638          10,759,736           3,613,964
Contract owners' equity beginning of period ......            211,638                   -           3,613,964                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $      1,332,616             211,638          14,373,700           3,613,964
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             21,980                   -             443,060                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            100,276              22,134           1,063,949             450,688
  Units redeemed .................................             (9,386)               (154)            (94,227)             (7,628)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            112,870              21,980           1,412,782             443,060
                                                     ================    ================    ================    ================

                                                                  OppMSSmCap                             OppStratBdS
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (2,575)               (171)            245,012             (15,326)
  Realized gain (loss) on investments ............                459              (1,189)             80,046              (3,494)
  Change in unrealized gain (loss)
   on investments ................................            102,148              (2,327)          1,061,891             151,066
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            100,032              (3,687)          1,386,949             132,246
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            307,567              64,520           9,043,176           2,805,331
  Transfers between funds ........................              5,023               5,398           1,223,590           1,363,071
  Redemptions (note 3) ...........................             (3,933)                (62)           (691,899)           (171,644)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (123)                  -             (19,512)             (2,149)
  Adjustments to maintain reserves ...............                 17                   -               1,617                 (71)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            308,551              69,856           9,556,972           3,994,538
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            408,583              66,169          10,943,921           4,126,784
Contract owners' equity beginning of period ......             66,169                   -           4,126,784                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            474,752              66,169          15,070,705           4,126,784
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................              7,916                   -             393,065                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             32,788               7,923           1,101,537             408,610
  Units redeemed .................................               (924)                 (7)           (252,920)            (15,545)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             39,780               7,916           1,241,682             393,065
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  PVTDiscGro                              PVTGroInc
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $         (3,166)               (297)             (2,210)                  -
  Realized gain (loss) on investments ............              3,474                 (40)              3,022                   -
  Change in unrealized gain (loss)
   on investments ................................             71,414              (4,485)             54,600                   -
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             71,722              (4,822)             55,412                   -
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            507,721              79,270             372,576                   -
  Transfers between funds ........................             78,447              46,633             115,266                   -
  Redemptions (note 3) ...........................            (40,239)               (427)             (5,648)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (2,647)                  -                 (94)                  -
  Adjustments to maintain reserves ...............                (28)                 (5)                 (8)                  -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            543,254             125,471             482,092                   -
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            614,976             120,649             537,504                   -
Contract owners' equity beginning of period ......            120,649                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        735,625             120,649             537,504                   -
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             14,682                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             64,599              14,732              47,547                   -
  Units redeemed .................................             (6,677)                (50)             (3,809)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             72,604              14,682              43,738                   -
                                                     ================    ================    ================    ================

                                                                  PVTIntEq                               PVTSmCapVal
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (1,018)               (184)             (1,717)               (367)
  Realized gain (loss) on investments ............              5,294                (500)                564              (5,554)
  Change in unrealized gain (loss)
   on investments ................................             62,910                 (30)             99,085              (6,951)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             67,186                (714)             97,932             (12,872)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            144,847              77,004             138,774             128,456
  Transfers between funds ........................             44,465               9,263             (10,762)            (17,787)
  Redemptions (note 3) ...........................             (9,432)               (366)             (1,184)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....               (284)                  -                 (53)                  -
  Adjustments to maintain reserves ...............                 (8)                (10)                  8                  (4)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            179,588              85,891             126,783             110,665
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            246,774              85,177             224,715              97,793
Contract owners' equity beginning of period ......             85,177                   -              97,793                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............            331,951              85,177             322,508              97,793
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             10,482                   -              12,608                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             25,040              10,526              16,806              14,141
  Units redeemed .................................             (3,385)                (44)             (1,322)             (1,533)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             32,137              10,482              28,092              12,608
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 STICVTGrInc                              STICVTInt
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $             40                   -                  (1)                  -
  Realized gain (loss) on investments ............                 17                   -                   -                   -
  Change in unrealized gain (loss)
   on investments ................................              7,079                   -                 112                   -
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....              7,136                   -                 111                   -
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             69,987                   -               1,000                   -
  Transfers between funds ........................                  -                   -                   -                   -
  Redemptions (note 3) ...........................                (89)                  -                   -                   -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -                   -                   -
  Adjustments to maintain reserves ...............                (13)                  -                   6                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................             69,885                   -               1,006                   -
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............             77,021                   -               1,117                   -
Contract owners' equity beginning of period ......                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $         77,021                   -               1,117                   -
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................              5,836                   -                  78                   -
  Units redeemed .................................                 (7)                  -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................              5,829                   -                  78                   -
                                                     ================    ================    ================    ================

                                                                STICVTSmCapVal                           STICVTCapAp
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................                 (7)                  -                (422)                  -
  Realized gain (loss) on investments ............                  1                   -                 625                   -
  Change in unrealized gain (loss)
   on investments ................................                286                   -               7,057                   -
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....                280                   -               7,260                   -
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             22,127                   -             150,841                   -
  Transfers between funds ........................                  -                   -              (4,424)                  -
  Redemptions (note 3) ...........................                  -                   -              (4,825)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -                   -                   -
  Adjustments to maintain reserves ...............                  3                   -                (176)                  -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................             22,130                   -             141,416                   -
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............             22,410                   -             148,676                   -
Contract owners' equity beginning of period ......                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............             22,410                   -             148,676                   -
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................              1,520                   -              16,751                   -
  Units redeemed .................................                  -                   -              (4,157)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................              1,520                   -              12,594                   -
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 STICVTMidCap                            STICVTValInc
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $             93                   -                 291                   -
  Realized gain (loss) on investments ............                753                   -                 734                   -
  Change in unrealized gain (loss)
   on investments ................................              4,934                   -              10,466                   -
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....              5,780                   -              11,491                   -
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................             98,931                   -             140,554                   -
  Transfers between funds ........................             (5,360)                  -              (6,711)                  -
  Redemptions (note 3) ...........................             (1,265)                  -                (763)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                (12)                  -                   -                   -
  Adjustments to maintain reserves ...............                 93                   -                (184)                  -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................             92,387                   -             132,896                   -
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............             98,167                   -             144,387                   -
Contract owners' equity beginning of period ......                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $         98,167                   -             144,387                   -
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................              9,457                   -              13,519                   -
  Units redeemed .................................             (1,983)                  -              (2,563)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................              7,474                   -              10,956                   -
                                                     ================    ================    ================    ================

                                                                    VKCom2                                 VKEmGr2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................            (63,430)            (19,309)            (55,233)             (7,026)
  Realized gain (loss) on investments ............            (68,197)            (98,741)            (42,991)            (12,072)
  Change in unrealized gain (loss)
   on investments ................................          2,671,557            (162,701)          1,001,099            (188,699)
  Reinvested capital gains .......................                  -                 439                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          2,539,930            (280,312)            902,875            (207,797)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          6,701,001           3,753,035           3,229,965           1,973,609
  Transfers between funds ........................            793,220           1,156,832             289,229              78,511
  Redemptions (note 3) ...........................           (464,009)           (163,216)           (226,004)            (18,390)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....            (16,838)             (1,302)             (5,802)                (65)
  Adjustments to maintain reserves ...............                (60)               (587)               (328)               (142)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          7,013,314           4,744,762           3,287,060           2,033,523
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          9,553,244           4,464,450           4,189,935           1,825,726
Contract owners' equity beginning of period ......          4,464,450                   -           1,825,726                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............         14,017,694           4,464,450           6,015,661           1,825,726
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................            555,025                   -             261,630                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................          1,049,962             572,882             535,578             263,954
  Units redeemed .................................           (254,318)            (17,857)           (109,103)             (2,324)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................          1,350,669             555,025             688,105             261,630
                                                     ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  VKCorPlus2                             VKUSRealEst2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $           (421)                  -              (2,459)                  -
  Realized gain (loss) on investments ............               (147)                  -               6,627                   -
  Change in unrealized gain (loss)
   on investments ................................              2,156                   -              55,309                   -
  Reinvested capital gains .......................                 39                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....              1,627                   -              59,477                   -
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................            137,326                   -             332,707                   -
  Transfers between funds ........................             65,474                   -             458,845                   -
  Redemptions (note 3) ...........................             (2,548)                  -              (4,917)                  -
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....                  -                   -                 (21)                  -
  Adjustments to maintain reserves ...............                 (4)                  -                  53                   -
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................            200,248                   -             786,667                   -
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............            201,875                   -             846,144                   -
Contract owners' equity beginning of period ......                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $        201,875                   -             846,144                   -
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................             21,556                   -              79,693                   -
  Units redeemed .................................             (1,626)                  -             (14,885)                  -
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................             19,930                   -              64,808                   -
                                                     ================    ================    ================    ================

                                                                 VISLgCapGr2                             VISLgCapVal2
                                                     ------------------------------------    ------------------------------------
                                                           2003                2002                2003                2002
                                                     ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................             (9,961)             (1,503)             (1,955)             (1,050)
  Realized gain (loss) on investments ............                 90             (11,815)              6,689             (10,697)
  Change in unrealized gain (loss)
   on investments ................................            172,128              (6,660)            315,345             (18,426)
  Reinvested capital gains .......................                  -                   -                   -                   -
                                                     ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            162,257             (19,978)            320,079             (30,173)
                                                     ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          1,037,626             521,190             910,294             579,167
  Transfers between funds ........................             13,142             (30,623)             (8,345)            (27,024)
  Redemptions (note 3) ...........................            (33,520)             (1,400)            (17,489)             (1,052)
  Annuity benefits ...............................                  -                   -                   -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -                   -                   -
  Contingent deferred sales charges (note 2) .....             (1,307)                 (3)               (474)                  -
  Adjustments to maintain reserves ...............                (73)                (12)                (12)                (56)
                                                     ----------------    ----------------    ----------------    ----------------
      Net equity transactions ....................          1,015,868             489,152             883,974             551,035
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          1,178,125             469,174           1,204,053             520,862
Contract owners' equity beginning of period ......            469,174                   -             520,862                   -
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............          1,647,299             469,174           1,724,915             520,862
                                                     ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ................................             56,581                   -              65,516                   -
                                                     ----------------    ----------------    ----------------    ----------------
  Units purchased ................................            119,641              59,856             102,172              68,545
  Units redeemed .................................             (5,075)             (3,275)             (3,201)             (3,029)
                                                     ----------------    ----------------    ----------------    ----------------
  Ending units ...................................            171,147              56,581             164,487              65,516
                                                     ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  VISModGr2
                                                     ------------------------------------
                                                           2003                2002
                                                     ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $        (19,138)             (9,457)
  Realized gain (loss) on investments ............            (12,267)             (2,968)
  Change in unrealized gain (loss)
   on investments ................................          2,285,693             (36,172)
  Reinvested capital gains .......................            110,345                   -
                                                     ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          2,364,633             (48,597)
                                                     ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         14,461,560           6,782,195
  Transfers between funds ........................            555,122             (51,121)
  Redemptions (note 3) ...........................           (713,305)            (58,992)
  Annuity benefits ...............................                  -                   -
  Annual contract maintenance charges (note 2) ...                  -                   -
  Contingent deferred sales charges (note 2) .....            (14,101)             (1,063)
  Adjustments to maintain reserves ...............             11,629                (776)
                                                     ----------------    ----------------
      Net equity transactions ....................         14,300,905           6,670,243
                                                     ----------------    ----------------

Net change in contract owners' equity ............         16,665,538           6,621,646
Contract owners' equity beginning of period ......          6,621,646                   -
                                                     ----------------    ----------------
Contract owners' equity end of period ............   $     23,287,184           6,621,646
                                                     ================    ================

CHANGES IN UNITS:
  Beginning units ................................            715,334                   -
                                                     ----------------    ----------------
  Units purchased ................................          1,564,925             726,762
  Units redeemed .................................           (111,322)            (11,428)
                                                     ----------------    ----------------
  Ending units ...................................          2,168,937             715,334
                                                     ================    ================

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-7
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                 AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares
                  (AIMCapAp2)
                 AIM VIF - Capital Development Fund - Series I Shares
                  (AIMCapDev)
                 AIM VIF - International Growth Fund - Series II Shares
                  (AIMIntGr2)
                   (formerly AIM VIP - International Equity Fund - Series II
                    Shares)
                 AIM VIF - Mid Cap Core Equity Fund - Series I Shares
                  (AIMMidCore)
                 AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the Alliance Variable Products Series Fund,
                Inc. (Alliance VPSF);
                 Alliance VPSF - AllianceBernstein Growth & Income Portfolio -
                  Class B (AlGrIncB)
                 Alliance VPSF - AllianceBernstein International Value Portfolio
                  - Class B (AlIntlValB)
                 Alliance VPSF - AllianceBernstein Premier Growth Portfolio -
                  Class B (AlPremGrB)
                 Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                  Class B (AlSmCapValB)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                 Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                  (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)

               Portfolios of the Federated Insurance Series (Federated IS);
                 Federated IS - American Leaders Fund II - Primary Shares
                  (FedAmLeadS)*
                 Federated IS - American Leaders Fund II - Service Shares
                  (FedAmLeadS)
                 Federated IS - Capital Appreciation Fund II - Service Shares
                  (FedCapApS)
                 Federated IS - Growth Strategies Fund II (FedGrStrat) Federated IS - High Income Bond Fund II - Primary Shares
                  (FedHiInc)*
                 Federated IS - High Income Bond Fund II - Service Shares
                  (FedHiIncS)
                 Federated IS - International Equity Fund II (FedIntEq) Federated IS - Quality Bond Fund II - Primary Shares
                  (FedQualBd)
                 Federated IS - Quality Bond Fund II - Service Shares
                  (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                 Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                  (FidVIPEI)
                 Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                  (FidVIPEIS)
                 Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
                  (FidVIPEI2)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                 Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio - Service Class 2
                  (FidVIPGr2)
                 Fidelity(R) VIP - High Income Portfolio - Initial Class
                  (FidVIPHI)
                 Fidelity(R) VIP - High Income Portfolio - Service Class
                  (FidVIPHIS)
                 Fidelity(R) VIP - High Income Portfolio - Service Class 2
                  (FidVIPHI2)
                 Fidelity(R) VIP - Money Market Portfolio - Initial Class
                  (FidVIPMMkt)
                 Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv) Fidelity(R) VIP - Overseas Portfolio - Service Class
                  (FidVIPOvS)
                 Fidelity(R) VIP - Overseas Portfolio - Service Class 2
                  (FidVIPOvS2)
                 Fidelity(R) VIP - Value Portfolio - Service Class (FidVIPVal) Fidelity(R) VIP - Value Portfolio - Service Class 2
                  (FidVIPVal2)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                (Fidelity(R) VIP II);
                 Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                  (FidVIPAM)
                 Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
                  (FidVIPAMS)
                 Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2
                  (FidVIPAM2)
                 Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial
                  Class (FidVIPAMGr)
                 Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service
                  Class (FidVIPAMGrS)
                 Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service
                  Class 2 (FidVIPAMGrS2)
                 Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                  (FidVIPCon)
                 Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                  (FidVIPConS)
                 Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
                  (FidVIPCon2)
                 Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
                  (FidVIPI500)
                 Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial
                  Class (FidVIPIGBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                Fund III (Fidelity(R) VIP III);
                 Fidelity(R) VIP III - Aggressive Growth Portfolio - Service
                  Class (FidVIPAgGrS)
                 Fidelity(R) VIP III - Aggressive Growth Portfolio - Service
                  Class 2 (FidVIPAgGr2)
                 Fidelity(R) VIP III - Balanced Portfolio - Initial Class
                  (FidVIPBal)
                 Fidelity(R) VIP III - Balanced Portfolio - Service Class
                  (FidVIPBalS)
                 Fidelity(R) VIP III - Balanced Portfolio - Service Class 2
                  (FidVIPBal2)
                 Fidelity(R) VIP III - Dynamic Capital Appreciation Fund -
                  Service Class (FidVIPDyCapS)
                 Fidelity(R) VIP III - Dynamic Capital Appreciation Fund -
                  Service Class 2 (FidVIPDyCap2)
                 Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class
                  (FidVIPGrIn)
                 Fidelity(R) VIP III - Growth & Income Portfolio - Service Class
                  (FidVIPGrInS)
                 Fidelity(R) VIP III - Growth & Income Portfolio - Service
                  Class 2 (FidVIPGrIn2)
                 Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                  Class (FidVIPGrOp)
                 Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                  Class (FidVIPGrOpS)
                 Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                  Class 2 (FidVIPGrOp2)
                 Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class
                  (FidVIPMCap)
                 Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
                  (FidVIPMCapS)
                 Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                  (FidVIPMCap2)
                 Fidelity(R) VIP III - Value Strategies Portfolio - Service
                  Class (FidVIPValS)
                 Fidelity(R) VIP III - Value Strategies Portfolio - Service
                  Class 2 (FidVIPValS2)

               Portfolios of the Franklin Templeton Variable Insurance Products
                Trust (Franklin Templeton VIP);
                 Franklin Templeton VIP - Franklin Rising Dividends Securities
                  Fund - Class I (FrVIPRisDiv)
                 Franklin Templeton VIP - Templeton Foreign Securities Fund -
                  Class I (FrVIPForSec)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                GVIT)
               (managed for a fee by an affiliated investment advisor);
                 Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                  (GVITDMidCapI)
                 Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
                  (GVITDMidCap2)
                 Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)

                 Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                 Gartmore GVIT ID Conservative Fund (GVITIDCon)
                 Gartmore GVIT ID Moderate Fund (GVITIDMod)
                 Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)

               Portfolio of the Janus Aspen Series (Janus AS);
                 Janus AS - Risk-Managed Large Cap Core Portfolio - Service
                  Shares (JanRMgLgCap)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
                (MFS(R) VIT);
                 MFS(R) VIT - Investors Growth Series - Service Class
                 (MFSInvGrS)
                 MFS(R) VIT - Mid Cap Growth Series - Service Class
                  (MFSMidCapGrS)
                 MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS) MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Oppenheimer Variable Annuity;
                 Oppenheimer Capital Appreciation Fund/VA - Service Class
                  (OppCapApS)
                 Oppenheimer Global Securities Fund/VA - Initial Class
                  (OppGlSec)
                 Oppenheimer Global Securities Fund/VA - Service Class
                  (OppGlSecS)
                 Oppenheimer High Income Fund/VA - Initial Class (OppHighInc) Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
                  (formerly Oppenheimer Main Street Growth & Income Fund/VA -
                   Service Class)
                 Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
                  (OppMSSmCap)
                 Oppenheimer Strategic Bond Fund/VA - Service Class
                  (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                 Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro)
                  (formerly Putnam VT Voyager Fund - IB Shares)
                 Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)
                  (formerly Putnam VT International Growth Fund - IB Shares)
                 Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)

               Portfolios of the STI Classic Variable Trust;
                 STI Classic Variable Trust - Growth & Income (STICVTGrInc) STI Classic Variable Trust - International Equity Fund
                  (STICVTInt)
                 STI Classic Variable Trust - Small Cap Value Equity Fund
                  (STICVTSmCapVal)
                 STI Classic Variable Trust Capital Appreciation Fund
                  (STICVTCapAp)
                 STI Classic Variable Trust Mid-Cap Equity Fund (STICVTMidCap) STI Classic Variable Trust Value Income Stock Fund
                  (STICVTValInc)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
                LIT);
                 Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                 Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)

               Portfolios of The Van Kampen Universal Institutional Funds,
                Inc.(Van Kampen UIF);
                 Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
                  (VKCorPlus2)
                 Van Kempen UIF - U.S. Real Estate Portfolio - Class II
                  (VKUSRealEst2)

               Portfolios of the VISION Group of Funds;
                 VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2) VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2) VISION Group of Funds - Managed Allocation Fund - Moderate
                  Growth II (VISModGr2)

               *At December 31, 2003, contract owners have not invested in this fund.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                                                               ALL
                                                                           NATIONWIDE    NATIONWIDE         AMERICAN
               NATIONWIDE VARIABLE ACCOUNT-7 OPTIONS                         CLASSIC       SELECT            ANNUITY
               -------------------------------------                       -----------   -----------        ----------

Variable Account Charges - Recurring ....................................         1.30%         1.40%             0.95%
Reduced Purchase Payment Option .........................................            -             -              0.25%
  Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option ...................................................            -             -              0.15%
CDSC WAIVER OPTIONS:
  Additional (5%) Withdrawal without Charge and Disability ..............            -             -              0.10%
    In addition to standard 10% CDSC-free withdrawal privilege.
  10 Year and Disability Waiver for Tax Sheltered Annuities .............            -             -              0.05%
    CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
  Hardship Waiver for Tax Sheltered Annuities ...........................            -             -              0.15%
    CDSC waived if contract owner experiences hardship (defined under
     IRC Section 401(k)).
DEATH BENEFIT OPTIONS:
  One-Year Enhanced .....................................................            -             -              0.15%/(3)/
    If death before annuitization, benefit will be greatest of (i)
     contract value, (ii) purchase payments less surrenders or (iii)
     highest contract value before 86th birthday less surrenders.
  Greater of One-Year or 5% Enhanced ....................................            -             -              0.20%/(3)/
    If death before annuitization, benefit will be greatest of (i)
     contract value, (ii) purchase payments less surrenders, (iii)
     highest contract value before 86th birthday less surrenders or (iv)
     the 5% interest anniversary value.
  One-Year Step Up ......................................................            -          0.05%/(2)/        0.05%/(4)/
    If death before annuitization, benefit will be greatest of (i)
     contract value, (ii) purchase payments less surrenders or(iii)
     highest contract value before 86th birthday less surrenders.
  5% Enhanced ...........................................................            -          0.10%/(2)/        0.10%/(4)/
    If death before annuitization, benefit will be greater of (i)
     contract value or (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitants 86th birthday less surrenders.
GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:
    Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances(for contracts issued prior to May 1, 2003).
  Option 1 ..............................................................            -             -              0.45%
  Option 2 ..............................................................            -             -              0.30%
Extra Value Option (EV) .................................................            -             -              0.45%
  Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.
Beneficiary Protector Option ............................................            -             -              0.40%
  Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option ........................................            -             -              0.50%
  Provides a return of principle over the elected program period.

Maximum Variable Account Charges(1): ....................................         1.30%         1.55%             3.65%

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

/(2)/ For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.

/(3)/ For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.

/(4)/ For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003.

                                 Total        AIMBValue2         AIMCapAp2         AIMCapDev
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $     2,690,166            21,883             2,006                20
1.00% .............          1,783,136             8,228               205                 -
1.05% .............            379,962             1,342                41                 -
1.10% .............            928,491             6,896             2,406               639
1.15% .............            370,775             3,725             1,390                 -
1.20% .............            146,744             1,464               142                 -
1.25% .............            160,750             2,981             1,000                 -
1.30% .............            990,444             3,038               381                 -
1.35% .............             34,249               269                 5                 -
1.40% .............          9,245,574            36,572             5,550                33
1.45% .............            849,266             2,455               163                 -
1.50% .............            190,915             1,553                20                 -
1.55% .............            960,511            11,761             4,533                22
1.60% .............            538,739            11,425             1,313                 -
1.65% .............            135,920             1,071               370                 -
1.70% .............            118,922             5,075             1,137                 -
1.75% .............            121,589             1,801               814                 -
1.80% .............             69,916               266                65                 -
1.85% .............             97,419             3,538             2,969                 -
1.90% .............              9,471                47               959                 -
1.95% .............             15,370               226                 -                 -
2.00% .............             93,298               237             1,589                 -
2.05% .............             25,664               687                19                 -
2.10% .............             11,964                 8                 4                 -
2.15% .............             13,468                52                 -                 -
2.20% .............              5,463                68                 -                 -
2.25% .............              4,793                 5                 -                 -
2.30% .............                854                 -                 -                 -
2.35% .............                181                16                10                 -
2.40% .............                326                 -                 -                 -
2.45% .............                444                33                 -                 -
2.55% .............                 61                 -                 -                 -
2.70% .............                350                59                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $    19,995,195           126,781            27,091               714
                       ===============   ===============   ===============   ===============

                             AIMIntGr2        AIMMidCore          AIMPreEq         AIMPreEq2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............              4,078               983               709             1,564
1.00% .............                745                 -                 -               264
1.05% .............                 98                 -                 -                 -
1.10% .............                834             2,108               817             2,730
1.15% .............                533                11                 -               293
1.20% .............                 95                62                95                62
1.25% .............                181                 -                 -               114
1.30% .............                352                 -                 -                80
1.35% .............                130                61                42                53
1.40% .............              3,217                33                 -             6,423
1.45% .............                248                 -                 -               245
1.50% .............                  -                 -                 -                89
1.55% .............              1,619               139               244             3,040
1.60% .............              1,241                 -                 -             1,093
1.65% .............                102                 -                 -                76
1.70% .............                 59                 -                 -               142
1.75% .............                 31                71                41               126
1.80% .............                 35                 -                 -               189
1.85% .............                565                 -                 -             1,114
1.90% .............                  -                 -                 -                47
1.95% .............                  -                 -                 -                 -
2.00% .............                  -                 -                 -                 -
2.05% .............                  2                 -                 -                 -
2.10% .............                  2                 -                 -                68
2.15% .............                  -                 -                 -                35
2.20% .............                  -                 -                 -                 -
2.25% .............                  -                 -                 -                 -
2.30% .............                  8                 -                 -                 -
2.35% .............                  -                 -                 -                 6
2.40% .............                  -                 -                 -                 -
2.45% .............                  -                 -                 -                 -
2.55% .............                  -                 -                 -                 -
2.70% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........             14,175             3,468             1,948            17,853
                       ===============   ===============   ===============   ===============

                              AlGrIncB        AlIntlValB         AlPremGrB       AISmCapValB
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $         8,700             9,995             5,145            13,830
1.00% .............              1,694             1,126               542             7,244
1.05% .............                293             1,702               524               881
1.10% .............              8,217             3,726             1,650             7,372
1.15% .............              5,617             2,824             1,044             5,529
1.20% .............              1,253               490                78             1,053
1.25% .............              1,626               206                67             1,451
1.30% .............              1,745               770               468               882
1.35% .............                 44                55                 4               295
1.40% .............             11,958            14,900             6,272            22,357
1.45% .............              1,084               601               640             1,674
1.50% .............                316               481               122               502
1.55% .............              8,685             4,161             3,274            12,892
1.60% .............              5,523             4,826             2,593             3,610
1.65% .............                444               319                84               767
1.70% .............                499               903                51             3,827
1.75% .............              2,417             2,201               826             2,589
1.80% .............                286               273                 5             2,243
1.85% .............              1,743             1,126               625             2,301
1.90% .............                 86                 -                46                 -

                           DrySmCapIxS          DrySRGro          DryStkIx         DryStkIxS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                684                99             3,082               792
1.00% .............                  -                 -                 -               268
1.05% .............                  -                 -                49                 -
1.10% .............              1,916               781             3,611             1,609
1.15% .............                 11                 -                22               246
1.20% .............                 60                 -                92               117
1.25% .............                 65                19                64               408
1.30% .............                  -                 -                 -               295
1.35% .............                106                 -               129               126
1.40% .............                  1                48               249               288
1.45% .............                  -                 -                 -               270
1.50% .............                  1                83                40               224
1.55% .............                 60               340               926               825
1.60% .............                  -                 -                 -               164
1.65% .............                 10                 -                 -               618
1.70% .............                  -                 -                 -               318
1.75% .............                 49                 -                 -               112
1.80% .............                  -                 -                 -                10
1.85% .............                  -                 -                 -                13
1.90% .............                  -                 -                 -                49

Continued
                              AlGrIncB        AlIntlValB         AlPremGrB       AISmCapValB
                       ---------------   ---------------   ---------------   ---------------
1.95% .............                295                13                13               237
2.00% .............                560             2,460                 -             1,138
2.05% .............                775                50                10                25
2.10% .............                 68                10                 2                82
2.15% .............                208               680                 6               589
2.20% .............                  -                 -                92               701
2.25% .............                103                 -                 -                58
2.30% .............                100                 9                16                 -
2.40% .............                  -                60                 -                59
2.45% .............                  -                17                 -                 -
2.70% .............                 60                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $        64,399            53,984            24,199            94,188
                       ===============   ===============   ===============   ===============

Continued
                           DrySmCapIxS          DrySRGro          DryStkIx         DryStklxS
                       ---------------   ---------------   ---------------   ---------------
1.95% .............                  -                 -                 -                 -
2.00% .............                  -                 -                 -                 -
2.05% .............                  -                 -                 -                 -
2.10% .............                  -                 -                 -                 3
2.15% .............                  -                 -                 -                 -
2.20% .............                  -                 -                 -                 -
2.25% .............                  -                 -                 -                82
2.30% .............                  -                 -                 -                 -
2.40% .............                  -                 -                 -                 -
2.45% .............                  -                 -                 -                 -
2.70% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........              2,963             1,370             8,264             6,837
                       ===============   ===============   ===============   ===============

                            FedAmLeadS         FedCapApS        FedGrStrat         FedHiIncS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $         1,794             2,060               844            13,687
1.00% .............                733               661                 -             4,656
1.05% .............                 47                90                 -               264
1.10% .............              1,446             1,246             1,341             9,880
1.15% .............              1,275             1,893                 -             9,221
1.20% .............                 74               110                 6             1,050
1.25% .............                147                 -                 -               995
1.30% .............              1,076               342                 4             1,583
1.35% .............                 74                11                59               153
1.40% .............                932             2,113                 -            27,517
1.45% .............                298               444                 -             4,007
1.50% .............                  -                 -                87               532
1.55% .............              1,720             3,883               106            12,765
1.60% .............                433               844                 -             5,766
1.65% .............                272               132                15               374
1.70% .............                142                15                 -             2,055
1.75% .............                 72               684                 -             1,159
1.80% .............                 66                25                 -               407
1.85% .............                298               419                 -             2,299
1.90% .............                420               414                 -                 -
1.95% .............                  -                 -                 -                 -
2.00% .............                  9                 -                 -             1,040
2.05% .............                209                 -                 -                 -
2.10% .............                  1                 -                 -                 4
2.15% .............                  -                 -                 -                 -
2.20% .............                  -                 -                 -               294
2.25% .............                 19                82                 -                 -
2.30% .............                  -                 -                 -                 1
2.70% .............                 59                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $        11,616            15,468             2,462            99,709
                       ===============   ===============   ===============   ===============

                              FedIntEq         FedQualBd        FedQualBdS          FidVIPEI
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                 86             3,219            17,473                 -
1.00% .............                  -                 -             3,331                 -
1.05% .............                  -                 -               234                 -
1.10% .............                362            12,606            15,109                 -
1.15% .............                 29               306             7,299                 -
1.20% .............                  -               149             2,590                 -
1.25% .............                  -               214             2,349                 -
1.30% .............                  -                 -             2,623            54,659
1.35% .............                  -               183               578                 -
1.40% .............                 53               680            29,791           543,316
1.45% .............                  -                 -             4,295            19,132
1.50% .............                  -                 1               781            11,470
1.55% .............                  -             2,739            31,571                 -
1.60% .............                  -                94             9,947                 -
1.65% .............                  -                 9             1,157                 -
1.70% .............                  -                 -             2,627                 -
1.75% .............                  -                 -               732                 -
1.80% .............                  -                 -             1,106                 -
1.85% .............                  -                 -             2,688                 -
1.90% .............                  -                 -                 1                 -
1.95% .............                  -                 -             1,181                 -
2.00% .............                  -                 -             1,307                 -
2.05% .............                  -                 -               173                 -
2.10% .............                  -                 -                24                 -
2.15% .............                  -                 -               580                 -
2.20% .............                  -                 -                 -                 -
2.25% .............                  -                 -                 -                 -
2.30% .............                  -                 -                 -                 -
2.70% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........                530            20,200           139,547           628,577
                       ===============   ===============   ===============   ===============

                             FidVIPEIS         FidVIPEI2          FidVIPGr         FidVIPGrS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $       141,114            67,999                 -           200,483
1.00% .............            125,829            14,028                 -           189,511
1.05% .............             29,771             2,505                 -            37,670
1.10% .............              8,196            42,908                 -             3,655
1.15% .............                662            22,931                 -             2,095
1.20% .............                369             3,834                 -             1,073
1.25% .............                187            10,313                 -               718
1.30% .............                 78             2,675            72,647               155
1.35% .............                231             1,397                 -                52
1.40% .............              2,146            81,695           636,638             3,980
1.45% .............              4,917            38,291            29,245            11,493
1.50% .............                149             7,943             9,952               719
1.55% .............              2,572            62,183                 -               242
1.60% .............                  -            20,574                 -               252

                             FidVIPGr2          FidVIPHI         FidVIPHIS         FidVIPHI2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............             73,169                 -           110,852            24,474
1.00% .............             26,680                 -            80,483            11,771
1.05% .............              2,514                 -            16,320             1,177
1.10% .............             38,725                 -             1,060            18,618
1.15% .............             11,752                 -               571             7,557
1.20% .............              4,810                 -               372             1,497
1.25% .............              5,205                 -                77             2,516
1.30% .............              1,410            43,032                 -             1,119
1.35% .............              1,705                 -                 -             1,005
1.40% .............             75,219           562,679             2,496            50,413
1.45% .............             55,982            14,562             3,898            27,926
1.50% .............              6,061             6,199               415             6,331
1.55% .............             45,189                 -                 -            21,801
1.60% .............             16,252                 -                 -            13,689

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

Continued
                             FidVIPEIS         FidVIPEI2          FidVIPGr         FidVIPGrS
                       ---------------   ---------------   ---------------   ---------------
1.65% .............                  -             5,175                 -               267
1.70% .............                  -             8,385                 -               193
1.75% .............                107             5,622                 -                 -
1.80% .............                  -             1,475                 -                 -
1.85% .............                  -             2,412                 -                 -
1.90% .............                  -               257                 -                 -
1.95% .............                  -             1,056                 -                 -
2.00% .............                  -             7,661                 -                 -
2.05% .............                  -             1,187                 -                 -
2.10% .............                  -             1,047                 -                 -
2.15% .............                  -               883                 -                 -
2.20% .............                  -                47                 -                 -
2.25% .............                  -                78                 -                 -
2.30% .............                  -                18                 -                 -
2.45% .............                  -                 -                 -                 -
2.55% .............                  -                18                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $       316,328           414,597           748,482           452,558
                       ===============   ===============   ===============   ===============

                             FidVIPGr2          FidVIPHI         FidVIPHIS         FidVIPHI2
                       ---------------   ---------------   ---------------   ---------------
1.65% .............              5,159                 -                 -             5,184
1.70% .............              8,376                 -                 -             2,112
1.75% .............              2,485                 -                 -             1,916
1.80% .............                580                 -                 -               426
1.85% .............                380                 -                 -               489
1.90% .............              1,262                 -                 -                26
1.95% .............                  -                 -                 -               387
2.00% .............              1,539                 -                 -               441
2.05% .............                640                 -                 -                 -
2.10% .............                  -                 -                 -               803
2.15% .............                  -                 -                 -                 -
2.20% .............                  -                 -                 -               220
2.25% .............                184                 -                 -                78
2.30% .............                 17                 -                 -                 -
2.45% .............                 33                 -                 -                 -
2.55% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........            385,328           626,472           216,544           201,976
                       ===============   ===============   ===============   ===============

                            FidVIPMMkt          FidVIPOv         FidVIPOvS        FidVIPOvS2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $       103,497                 -            53,998            18,327
1.00% .............             91,619                 -            40,059             8,116
1.05% .............             23,238                 -             9,013               418
1.10% .............              8,878                 -             1,364             7,520
1.15% .............              1,831                 -               309             1,105
1.20% .............              4,959                 -               287             1,266
1.25% .............              1,386                 -               257               526
1.30% .............             40,896            42,666                25               269
1.35% .............                  -                 -                 -               156
1.40% .............            502,312           351,825             1,957           120,100
1.45% .............             55,196             4,787             5,477            17,448
1.50% .............             12,534             2,674               103             1,855
1.55% .............             33,865                 -               193             7,815
1.60% .............              8,294                 -               199             4,022
1.65% .............              3,509                 -                 -             1,181
1.70% .............              3,367                 -                85               632
1.75% .............              2,290                 -                 -               958
1.80% .............                112                 -                 -               131
1.85% .............                210                 -                 -                10
1.90% .............                  -                 -                 -               203
1.95% .............                699                 -                 -               452
2.00% .............                  -                 -                 -               106
2.10% .............                  -                 -                 -               323
2.15% .............                  -                 -                 -               170
2.25% .............                  -                 -                 -                57
2.30% .............                  -                 -                 -                86
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $       898,692           401,952           113,326           193,252
                       ===============   ===============   ===============   ===============

                             FidVIPVal        FidVIPVal2          FidVIPAM         FidVIPAMS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............              2,727             2,142                 -            37,413
1.00% .............              2,749               305                 -            27,384
1.05% .............                 40               190                 -             8,218
1.10% .............                 11             1,703                 -                 -
1.15% .............                  -             1,518                 -                 -
1.20% .............                  -                84                 -               232
1.25% .............                  -               265                 -               345
1.30% .............                  -                 -             9,602                 -
1.35% .............                  -                84                 -                 -
1.40% .............                  -             4,686           124,115               179
1.45% .............                  -               663             6,229             2,393
1.50% .............                  -             1,954             2,331                62
1.55% .............                  -             4,167                 -                 -
1.60% .............                  -               186                 -                 -
1.65% .............                  -               162                 -                 -
1.70% .............                  -                35                 -                 -
1.75% .............                  -                 -                 -                 -
1.80% .............                  -                26                 -                 -
1.85% .............                  -                32                 -                 -
1.90% .............                  -                 -                 -                 -
1.95% .............                  -                 7                 -                 -
2.00% .............                  -                 -                 -                 -
2.10% .............                  -                 -                 -                 -
2.15% .............                  -                 -                 -                 -
2.25% .............                  -                 -                 -                 -
2.30% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........              5,527            18,209           142,277            76,226
                       ===============   ===============   ===============   ===============

                             FidVIPAM2        FidVIPAMGr       FidVIPAMGrS      FidVIPAMGrS2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $         8,018                 -            20,011             5,870
1.00% .............              5,853                 -            20,053             1,150
1.05% .............                 52                 -             2,864               217
1.10% .............              4,453                 -               338             2,349
1.15% .............              2,172                 -                 -               252
1.20% .............                717                 -               352               342
1.25% .............              1,875                 -                11               523
1.30% .............                210             6,015                 6               212
1.35% .............                  -                 -                 -                44
1.40% .............             11,990            79,520               499             8,057

                             FidVIPCon        FidVIPConS        FidVIPCon2        FidVIPI500
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                  -           184,849            57,343           195,578
1.00% .............                  -           164,197            20,884           144,143
1.05% .............                  -            36,537             2,701            31,671
1.10% .............                  -             5,474            23,200            26,759
1.15% .............                  -               650            12,281             3,551
1.20% .............                  -             1,058             5,818             6,592
1.25% .............                  -               224             7,314             2,117
1.30% .............             89,987               103             4,472            65,351
1.35% .............                  -               112             1,030             1,293
1.40% .............            754,515             3,294            69,745           509,300

(Continued)
                             FidVIPAM2        FidVIPAMGr       FidVIPAMGrS      FidVIPAMGrS2
                       ---------------   ---------------   ---------------   ---------------
1.45% .............             10,254             2,317                 -            14,834
1.50% .............              2,404             1,170                52               727
1.55% .............              6,451                 -                 -             5,710
1.60% .............              3,335                 -                 -             3,186
1.65% .............                159                 -                73               237
1.70% .............              4,138                 -                 -               112
1.75% .............              1,316                 -                 -                66
1.80% .............                  -                 -                 -                 -
1.85% .............                 60                 -                 -                57
1.90% .............                  -                 -                 -                 -
1.95% .............                  -                 -                 -                 -
2.00% .............                  -                 -                 -                59
2.05% .............                 38                 -                 -                 -
2.10% .............                  -                 -                 -                 -
2.15% .............                  -                 -                 -                 -
2.20% .............                  -                 -                 -                 -
2.25% .............                  -                 -                 -                 -
2.30% .............                  -                 -                 -                 -
2.40% .............                  -                 -                 -                 -
2.70% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $        63,495            89,022            44,259            44,004
                       ===============   ===============   ===============   ===============

                             FidVIPCon        FidVIPConS        FidVIPCon2        FidVIPI500
                       ---------------   ---------------   ---------------   ---------------
1.45% .............             22,460            10,503            50,931            63,312
1.50% .............              6,679               698             7,509            12,396
1.55% .............                  -               390            53,283            32,192
1.60% .............                  -                79            22,151             3,438
1.65% .............                  -               239             3,571             3,801
1.70% .............                  -                51             5,840             2,042
1.75% .............                  -                 -             3,945               113
1.80% .............                  -                 -             4,622               342
1.85% .............                  -                39             2,581                49
1.90% .............                  -                 -               123                 -
1.95% .............                  -                 -             1,045                47
2.00% .............                  -                 -             4,119               118
2.05% .............                  -                 -             1,014                58
2.10% .............                  -                 -               979             1,300
2.15% .............                  -                 -             1,400                 -
2.20% .............                  -                 -               562                 -
2.25% .............                  -                 -               328                 -
2.30% .............                  -                 -                 1                 -
2.40% .............                  -                 -                56                 -
2.70% .............                  -                 -                58                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........            873,641           408,497           368,906         1,105,563
                       ===============   ===============   ===============   ===============

                            FidVIPIGBd       FidVIPAgGrS       FidVIPAgGr2         FidVIPBal
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $       184,641             1,035             3,236                 -
1.00% .............            121,708               697               431                 -
1.05% .............             42,221                 -                 -                 -
1.10% .............             36,089                 -             2,050                 -
1.15% .............              9,145                 -             1,397                 -
1.20% .............              3,179                 -               388                 -
1.25% .............              3,186                 -               189                 -
1.30% .............             52,756                 -               272            83,517
1.35% .............              1,403                 -                61                 -
1.40% .............            683,056                62             8,073           734,152
1.45% .............             56,479                 -               852             5,276
1.50% .............             20,498                 -                71             2,028
1.55% .............             35,244                 -             5,219                 -
1.60% .............              5,427                 -             1,098                 -
1.65% .............              3,479                 -               199                 -
1.70% .............              7,285                 -               399                 -
1.75% .............                419                 -                69                 -
1.80% .............                608                 -               155                 -
1.85% .............                104                 -               510                 -
1.90% .............                 15                 -                 -                 -
1.95% .............                108                 -               347                 -
2.00% .............                  -                 -                44                 -
2.10% .............                  -                 -               391                 -
2.15% .............                  -                 -               166                 -
2.25% .............                  -                 -                24                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $     1,267,050             1,794            25,641           824,973
                       ===============   ===============   ===============   ===============

                            FidVIPBalS        FidVIPBal2      FidVIPDyCapS      FidVIPDyCap2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............             82,921            17,881             5,044             5,742
1.00% .............             76,882            10,546             1,101             1,708
1.05% .............             14,622             1,169                23               340
1.10% .............              1,373             6,432                 -             1,457
1.15% .............                810             1,846                 -             1,952
1.20% .............                153               925                 -               473
1.25% .............                183             2,356                 -               257
1.30% .............                  -                98                 -                27
1.35% .............                  -             1,307                 -                56
1.40% .............              1,556            21,159                38            10,943
1.45% .............              1,009            27,444               147             7,824
1.50% .............                324             1,781                 -               562
1.55% .............                  -            19,572                 -             7,009
1.60% .............                  -            10,334                 -               936
1.65% .............                  -             1,416                 -               834
1.70% .............                111               679                 -             1,068
1.75% .............                  -               970                 -               882
1.80% .............                  -               169                 -                54
1.85% .............                  -                 -                 -               138
1.90% .............                  -               453                 -                36
1.95% .............                  -               599                 -                 -
2.00% .............                  -               741                 -                 -
2.10% .............                  -                38                 -                64
2.15% .............                  -                 -                 -                10
2.25% .............                  -                 -                 -                75
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........            179,944           127,915             6,353            42,447
                       ===============   ===============   ===============   ===============

                            FidVIPGrIn       FidVIPGrInS       FidVIPGrIn2        FidVIPGrOp
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $             -           137,554            30,930                 -
1.00% .............                  -           155,974            23,913                 -
1.05% .............                  -            38,477             1,903                 -
1.10% .............                  -             1,816            12,939                 -
1.15% .............                  -               580             7,662                 -
1.20% .............                  -               567             2,295                 -
1.25% .............                  -               638             5,218                 -
1.30% .............             40,145                38             1,772           221,822
1.35% .............                  -                 -               684                 -
1.40% .............            373,341             3,382            45,461         1,732,399

                           FidVIPGrOpS       FidVIPGrOp2        FidVIPMCap       FidVIPMCapS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............            162,745            16,459                 -            72,205
1.00% .............            153,054            11,843                 -            77,095
1.05% .............             27,900               555                 -            14,581
1.10% .............              2,460             6,149                 -             1,915
1.15% .............              2,027             1,169                 -               308
1.20% .............                759             1,713                 -               278
1.25% .............                367               553                 -               560
1.30% .............                124               157            36,215                23
1.35% ............                   -               170                 -                 -
1.40% .............              5,404            17,419                 -             1,639

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

(Continued)
                            FidVIPGrIn       FidVIPGrInS       FidVIPGrIn2        FidVIPGrOp
                       ---------------   ---------------   ---------------   ---------------
1.45% .............             10,869             6,363            43,397            21,307
1.50% .............              4,698                92             1,555            11,420
1.55% .............                  -                 -            24,322                 -
1.60% .............                  -                 -             7,694                 -
1.65% .............                  -                 -             2,230                 -
1.70% .............                  -               101             2,647                 -
1.75% .............                  -                 -             4,733                 -
1.80% .............                  -                 -               969                 -
1.85% .............                  -                 -               480                 -
1.90% .............                  -                 -             1,532                 -
1.95% .............                  -                 -               508                 -
2.00% .............                  -                 -               652                 -
2.05% .............                  -                 -                67                 -
2.10% .............                  -                 -             1,120                 -
2.15% .............                  -                 -               164                 -
2.25% .............                  -                 -                88                 -
2.45% .............                  -                 -                33                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $       429,053           345,582           224,968         1,986,948
                       ===============   ===============   ===============   ===============

                           FidVIPGrOpS       FidVIPGrOp2        FidVIPMCap       FidVIPMCapS
                       ---------------   ---------------   ---------------   ---------------
1.45% .............              4,501            20,053                 -            11,019
1.50% .............                414             1,083                 -               348
1.55% .............                121             5,138                 -               673
1.60% .............                 26             3,738                 -               385
1.65% .............                 54               673                 -                33
1.70% .............                176             1,239                 -               229
1.75% .............                  -                 4                 -                 -
1.80% .............                  -                52                 -                 -
1.85% .............                  -                 -                 -                 5
1.90% .............                  -                 -                 -                 -
1.95% .............                  -               229                 -                 -
2.00% .............                  -                 -                 -                 -
2.05% .............                  -                 -                 -                 -
2.10% .............                  -               618                 -                 -
2.15% .............                  -                 -                 -                 -
2.25% .............                  -               116                 -                 -
2.45% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........            360,132            89,130            36,215           181,296
                       ===============   ===============   ===============   ===============

                           FidVIPMCap2        FidVIPValS       FidVIPValS2       FrVIPRisDiv
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $        59,410               162             4,927             2,033
1.00% .............             21,383                 -             3,006                 -
1.05% .............              1,153                 -               230                 -
1.10% .............             32,065             1,375             3,453             4,272
1.15% .............             12,813                29             2,231                 1
1.20% .............              4,236                 -               152               102
1.25% .............              5,154                22               641                 -
1.30% .............              1,872                 -             1,019                 6
1.35% .............              1,013                 -                31               168
1.40% .............             91,809                22             8,944               167
1.45% .............             66,094                 -               999                 -
1.50% .............              4,914                 -             1,427                 -
1.55% .............             64,083                 -             4,552               449
1.60% .............             17,860                 -             3,476                 -
1.65% .............              4,458                 -               318                 4
1.70% .............              3,897                 -               451                 -
1.75% .............              3,479                 -               328                43
1.80% .............              1,331                 -                61                 -
1.85% .............              2,375                 -               587                 -
1.90% .............              1,212                 -                70                 -
1.95% .............                360                 -                24                 -
2.00% .............              4,593                 -               303                 -
2.05% .............              1,041                 -                26                 -
2.10% .............                826                 -                14                 -
2.15% .............                381                 -               150                 -
2.20% .............                  -                 -                96                 -
2.25% .............                305                 -                69                 -
2.30% .............                 19                 -                 -                 -
2.40% .............                 34                 -                24                 -
2.45% .............                 17                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $       408,187             1,610            37,609             7,245
                       ===============   ===============   ===============   ===============

                           FrVIPForSec      GVITDMidCapI      GVITDMidCap2      GVITEmMrkts2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                257               317             5,894             2,176
1.00% .............                  -                 -             1,718               405
1.05% .............                  -                 -               256               163
1.10% .............                858               963             2,657               965
1.15% .............                  -                44             2,335               522
1.20% .............                 47                11               347                43
1.25% .............                  -                96               160               140
1.30% .............                  -                 -             1,438               185
1.35% .............                 62                47               546                 7
1.40% .............                  1                76            13,341             3,101
1.45% .............                  -                 -               549               129
1.50% .............                  -                41                26                75
1.55% .............                  1               606             4,245             1,226
1.60% .............                  -                 -             3,944               561
1.65% .............                  -                 -               126                47
1.70% .............                  -                 -               374                10
1.75% .............                  -                82               650                 -
1.80% .............                  -                 -               160                43
1.85% .............                  -                 -               186                20
1.90% .............                  -                 -                 -                13
1.95% .............                  -                 -                 -                 -
2.00% .............                  -                 -               107               991
2.05% .............                  -                 -                 3                51
2.10% .............                  -                 -                42                13
2.15% .............                  -                 -               171                 -
2.20% .............                  -                 -                 -                 -
2.25% .............                  -                 -                99                69
2.30% .............                  -                 -                18                 -
2.40% .............                  -                 -                 -                 -
2.45% .............                  -                 -                16                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........              1,226             2,283            39,408            10,955
                       ===============   ===============   ===============   ===============

                             GVITGvtBd         GVITIDAgg         GVITIDCon         GVITIDMod
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $        71,652             7,320            37,572            83,769
1.00% .............             28,564                15             5,535            19,109
1.05% .............              7,052                 -               657             1,206
1.10% .............             48,176            13,104            46,478           100,440
1.15% .............             15,329             2,968            20,403            63,417
1.20% .............              4,408             3,939            16,585            35,343
1.25% .............              6,678               755             7,881            19,299
1.30% .............              3,805             3,524            10,817            32,066
1.35% .............                878               287             1,828             4,495
1.40% .............             78,261            25,968            36,485           174,384
1.45% .............              8,440             2,651             6,764            16,559
1.50% .............              2,105               473             7,985             1,554
1.55% .............             47,225             4,926            29,749            62,759
1.60% .............             21,563             6,556            23,078           115,709
1.65% .............              3,954               830            22,057            27,337
1.70% .............              3,559             1,065             2,193            12,170
1.75% .............              6,145             1,701            10,637            14,511
1.80% .............              2,649               770             5,145            23,215
1.85% .............              4,825                52             4,956            15,263
1.90% .............                459                67                 1               126
1.95% .............              1,174                 -               224             2,805
2.00% .............             28,421             1,008                 2             8,373
2.05% .............                229             5,274                45             2,612
2.10% .............                193                 -                11               209
2.15% .............                271                 -               629             2,263
2.20% .............                 67                 -                 -                 -
2.25% .............                980                98               343               852
2.30% .............                 74                 -                 1                90
2.35% .............                  -                13                 -                20
2.40% .............                  -                 7                 -                24
2.45% .............                  -                 -                 -                 -
2.55% .............                  -                 -                 -                43
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $       397,136            83,371           298,061           840,022
                       ===============   ===============   ===============   ===============

                          GVITIDModAgg      GVITIDModCon         GVITMyMkt      GVITSmCapGr2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............             42,362            38,263            41,245             5,247
1.00% .............                339            12,846            18,496             3,797
1.05% .............                  -             2,164             6,799               155
1.10% .............             29,322            59,149            26,428             3,264
1.15% .............             13,960            30,047             4,671             1,096
1.20% .............              6,080             5,455             1,690               222
1.25% .............             17,207            14,739             3,428             1,074
1.30% .............              4,808            18,159             2,899               228
1.35% .............              1,652             2,882             1,779                47
1.40% .............             89,226            66,088            96,694             6,039
1.45% .............              6,657            14,434             4,842               545
1.50% .............              1,598             4,625             1,679                 -
1.55% .............             28,161            49,718            53,671             3,388
1.60% .............             39,612            39,397            28,184             1,917
1.65% .............              5,223             9,773             3,006               126
1.70% .............              7,683             1,404             6,308               373
1.75% .............              3,975            10,003             7,668               290
1.80% .............                306               261             1,762               176
1.85% .............              1,097             3,432             7,636             1,116
1.90% .............                144                96                 2                 9
1.95% .............                284                34               254                23
2.00% .............              2,658               692             4,135                62
2.05% .............              2,761             3,859               289                 3
2.10% .............              1,550                 -               599                 2
2.15% .............              1,309               954                 -               180
2.20% .............                  8                 -                 -                 -
2.25% .............                170                19                 -                64
2.30% .............                 93                 2                78                18
2.35% .............                 58                 5                 -                 -
2.40% .............                 62                 -                 -                 -
2.45% .............                  -               115                 -                16
2.55% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........            308,365           388,615           324,242            29,477
                       ===============   ===============   ===============   ===============

                          GVITSmCapVal     GVITSmCapVal2        GVITSmComp       GVITSmComp2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............             $   18             5,857               702             7,182
1.00% .............                  -             2,340                 -             1,697
1.05% .............                  -               795                 -             1,059
1.10% .............                860             1,684             1,148             3,782
1.15% .............                  -               794                 -             1,333
1.20% .............                 27               453                 -               385
1.25% .............                  -               696                 -               249
1.30% .............                  -               418                 -               264
1.35% .............                  -               123                10               115
1.40% .............                222             6,144                29             6,304
1.45% .............                  -               491                 -             1,265
1.50% .............                  -               406                 -                 -
1.55% .............                128             3,047               360             3,793
1.60% .............                  -             3,123                 -             1,990
1.65% .............                  -               446                 1               253
1.70% .............                  -               178                 -               239
1.75% .............                  -             1,621                 -               224
1.80% .............                  -                87                 -               405
1.85% .............                  -             1,285                 -                14
1.90% .............                  -                 9                 -                 -
1.95% .............                  -                24                 -               232
2.00% .............                  -             5,142                 -             1,726
2.05% .............                  -                 3                 -               829
2.10% .............                  -                 1                 -                 -
2.15% .............                  -               757                 -                 -
2.20% .............                  -                97                 -                 -

                           JanRMgLgCap         MFSInvGrS      MFSMidCapGrS       MFSNewDiscS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                 54             4,796             6,009             5,303
1.00% .............                  6               544             1,220               507
1.05% .............                  -               928               267               316
1.10% .............                  -             3,854             5,506             4,797
1.15% .............                  -             4,490             2,008             3,810
1.20% .............                137               145               549               153
1.25% .............                  -             1,138               730               483
1.30% .............                 88             1,384             2,001               519
1.35% .............                  8               117               236               190
1.40% .............                 86             3,258            12,855            12,838
1.45% .............                 46               285             1,899               544
1.50% .............                 15               156               126               380
1.55% .............                  -             4,260             6,864             3,632
1.60% .............                 27             1,252             3,757             1,818
1.65% .............                  -               995             1,093               198
1.70% .............                  -               945               979               666
1.75% .............                  8             1,166             1,142             1,016
1.80% .............                  -             3,195             2,409                48
1.85% .............                  3             2,001             2,061               736
1.90% .............                  -                46                 9                 -
1.95% .............                  -               190               451                 -
2.00% .............                  -                20             1,204             1,653
2.05% .............                  3                59               276               699
2.10% .............                  -               174               190                 -
2.15% .............                  -               765                 -                 -
2.20% .............                  -               548               440                 -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

Continued
                          GVITSmCapVal     GVITSmCapVal2        GVITSmComp       GVITSmComp2
                       ---------------   ---------------   ---------------   ---------------
2.25% .............                  -                68                 -                 -
2.30% .............                  -                20                 -                 -
2.35% .............                  -                 -                 -                 -
2.45% .............                  -                 -                 -                 -
2.70% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $         1,255            36,109             2,250            33,340
                       ===============   ===============   ===============   ===============

                           JanRMgLgCap         MFSInvGrS      MFSMidCapGrS       MFSNewDiscS
                       ---------------   ---------------   ---------------   ---------------
2.25% .............                 19                 -                67                 -
2.30% .............                  -                 1               103                 -
2.35% .............                  -                16                 7                 -
2.45% .............                  -                33                16                16
2.70% .............                  -                 -                 -                60
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........                500            36,761            54,474            40,382
                       ===============   ===============   ===============   ===============

                               MFSValS         OppCapApS          OppGlSec         OppGlSecS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $         4,494            16,210             1,245             9,953
1.00% .............              2,354             1,029                 -             6,216
1.05% .............                442               169                 -               498
1.10% .............              2,985            13,791               621             8,949
1.15% .............              3,857             7,138                 -             7,869
1.20% .............                528             1,226                 3               745
1.25% .............                969             2,647                 -             3,324
1.30% .............              1,238             3,016                 -             1,128
1.35% .............                111               550                 -               205
1.40% .............             10,080            26,012                33            47,603
1.45% .............                397             1,266                 -               832
1.50% .............                300             1,836                 -               908
1.55% .............              6,320            15,997               180             9,379
1.60% .............              6,773            11,011                 -             6,494
1.65% .............                649             1,612                 -             1,372
1.70% .............              1,380             1,134                 -             1,134
1.75% .............              2,737             1,265                77               456
1.80% .............                174             2,997                 -             2,167
1.85% .............              1,476             2,811                 -             3,761
1.90% .............                  8               935                 -                 -
1.95% .............                142               656                 -               720
2.00% .............                340             6,490                 -             1,224
2.05% .............                  1             1,785                 -               288
2.10% .............                132                66                 -               341
2.15% .............                117               171                 -                 -
2.20% .............                 39               644                 -               428
2.25% .............                 22                21                 -                 7
2.35% .............                  -                23                 -                 -
2.45% .............                  -                 -                 -                17
2.70% .............                  -                54                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $        48,065           122,562             2,159           116,018
                       ===============   ===============   ===============   ===============

                            OppHighInc        OppMSFundS        OppMSSmCap       OppStratBdS
                       ---------------   ---------------   ---------------   ---------------
0.95% .............              1,296            15,650             1,188            19,255
1.00% .............                  -             1,775                 -             4,315
1.05% .............                  -               232                 -             1,492
1.10% .............              6,535            12,107             1,055            12,774
1.15% .............                174             8,762                 7             6,691
1.20% .............                  5             2,247                73             1,259
1.25% .............                 32             2,214                 -             1,394
1.30% .............                  -             2,881                 -             3,826
1.35% .............                143               431                 -               584
1.40% .............                 44            26,684                97            31,752
1.45% .............                  -             2,384                 -             2,294
1.50% .............                  3             1,125                 -               993
1.55% .............                 24            17,391                63            16,317
1.60% .............                  -             8,195                 -             7,744
1.65% .............                  9             1,486                92             1,796
1.70% .............                  -             3,324                 -               147
1.75% .............                  -             1,185                 -             2,771
1.80% .............                  -               396                 -             1,603
1.85% .............                  -             4,993                 -             4,292
1.90% .............                  -                 9                 -                 6
1.95% .............                  -                16                 -                 -
2.00% .............                  -               135                 -                 4
2.05% .............                  -               127                 -               142
2.10% .............                  -               238                 -                55
2.15% .............                  -               241                 -                 -
2.20% .............                  -                 -                 -                 -
2.25% .............                  -                19                 -                22
2.35% .............                  -                 -                 -                 -
2.45% .............                  -                33                 -                 -
2.70% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........              8,265           114,280             2,575           121,528
                       ===============   ===============   ===============   ===============

                            PVTDiscGro         PVTGroInc          PVTIntEq       PVTSmCapVal
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $           702               148               320               451
1.00% .............                 40               203                86                 -
1.05% .............                  -                 -                15                 -
1.10% .............              1,890               210             1,768             1,776
1.15% .............                  -                97                 -                 -
1.20% .............                 13                11                 -                 2
1.25% .............                 30                 -                 -                 -
1.30% .............                193               990                 -                 -
1.35% .............                 30                 -                38                85
1.40% .............                 80               462                 -                29
1.45% .............                228                30                 -                 -
1.50% .............                264                 -                 -                 -
1.55% .............                133                 2                37                 -
1.60% .............                 58                 1                 -                 -
1.65% .............                  -                 -                 -                 -
1.70% .............                 16                 -                84                 -

                           STICVTGrInc         STICVTInt    STICVTSmCapVal       STICVTCapAp
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                 51                 1                 1                 -
1.00% .............                  -                 -                 -                 -
1.05% .............                  -                 -                 -                 -
1.10% .............                  -                 -                 -                10
1.15% .............                116                 -                 -                 -
1.20% .............                  -                 -                 -                 -
1.25% .............                  -                 -                 -                 -
1.30% .............                  -                 -                 -                 -
1.35% .............                  -                 -                 -                 -
1.40% .............                  -                 -                 7                 -
1.45% .............                 10                 -                 -               274
1.50% .............                  -                 -                 -                24
1.55% .............                  -                 -                 -                 -
1.60% .............                  -                 -                 -                45
1.65% .............                  -                 -                 -                24
1.70% .............                  -                 -                 -                 -

Continued
                            PVTDiscGro         PVTGroInc          PVTIntEq       PVTSmCapVal
                       ---------------   ---------------   ---------------   ---------------
1.75% .............                 41                44                 -                 -
1.80% .............                  -                 -                 -                 -
1.90% .............                 51                 -                 -                 -
2.05% .............                  4                 -                 -                 -
2.10% .............                  -                12                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $         3,773             2,210             2,348             2,343
                       ===============   ===============   ===============   ===============

                           STICVTGrInc         STICVTInt    STICVTSmCapVal       STICVTCapAp
                       ---------------   ---------------   ---------------   ---------------
1.75% .............                  -                 -                 -                 -
1.80% .............                 31                 -                 -                45
1.90% .............                  -                 -                 -                 -
2.05% .............                  -                 -                 -                 -
2.10% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........                208                 1                 8               422
                       ===============   ===============   ===============   ===============

                          STICVTMidCap      STICVTValInc            VKCom2           VKEmGr2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............    $             1                 -            15,761             3,362
1.00% .............                  -                 -             4,629             1,003
1.05% .............                  -                 -             1,061               161
1.10% .............                  5                 7             9,705             3,742
1.15% .............                  -               144             5,352             2,948
1.20% .............                  -                 -             1,460             1,230
1.25% .............                  -                 -             4,299             2,018
1.30% .............                 24                 -             3,759             1,189
1.35% .............                  -                 -               200                41
1.40% .............                  -                 -            28,818            18,731
1.45% .............                175               195             2,184               537
1.50% .............                  -                24             2,669             2,014
1.55% .............                  -                 -            11,333             3,762
1.60% .............                 22                30             6,236             2,054
1.65% .............                 12                12             2,972             1,907
1.70% .............                  -                 -             1,645             1,412
1.75% .............                  -                 -             5,070             3,352
1.80% .............                 31                41             3,323             2,199
1.85% .............                  -                 -             2,618             2,543
1.90% .............                  -                 -                17               206
1.95% .............                  -                 -               308                 -
2.00% .............                  -                 -                77               118
2.05% .............                  -                 -               188               113
2.10% .............                  -                 -               228               106
2.15% .............                  -                 -               166                 -
2.20% .............                  -                 -               544               353
2.25% .............                  -                 -                22                18
2.30% .............                  -                 -                 -                81
2.35% .............                  -                 -                 7                 -
2.45% .............                  -                 -                16                33
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........    $           270               453           114,667            55,233
                       ===============   ===============   ===============   ===============

                            VKCorPlus2      VKUSRealEst2       VISLgCapGr2      VISLgCapVal2
                       ---------------   ---------------   ---------------   ---------------
0.95% .............                121               382             2,188             1,358
1.00% .............                  -               496                 -                 -
1.05% .............                  -                22                 -                 -
1.10% .............                 16                91             6,150             6,093
1.15% .............                  6               107                 -                35
1.20% .............                  -                71               106                78
1.25% .............                  -                 -                 -                30
1.30% .............                 56               122                 -                 -
1.35% .............                  1                25               133               229
1.40% .............                 72               290               525               384
1.45% .............                 32                21                 -                 -
1.50% .............                  -                89                 -                85
1.55% .............                 39               381             2,028             4,161
1.60% .............                 34                 8                 -                 1
1.65% .............                  -                 -                 -                20
1.70% .............                  -                 -                 -                 -
1.75% .............                 45                68                 -                 -
1.80% .............                  -                 7                 -                 -
1.85% .............                  -                 -                 -                 -
1.90% .............                  -                 -                 -                 -
1.95% .............                  -                 -                 -                 -
2.00% .............                  -                 -                 -                 -
2.05% .............                  -                 -                 -                 -
2.10% .............                  2                 1                 -                 -
2.15% .............                  -                 -                 -                 -
2.20% .............                  -               215                 -                 -
2.25% .............                  -                63                 -                 -
2.30% .............                  -                 -                 -                 -
2.35% .............                  -                 -                 -                 -
2.45% .............                  -                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------
  Totals ..........                424             2,459            11,130            12,474
                       ===============   ===============   ===============   ===============

                             VISModGr2
                       ---------------
0.95% .............    $        22,511
1.05% .............                198
1.10% .............             88,418
1.15% .............              7,770
1.20% .............              3,744
1.25% .............              3,970
1.30% .............                328
1.35% .............              1,755
1.40% .............             13,782
1.50% .............                903
1.55% .............             17,465
1.60% .............              2,042
1.65% .............                257
1.75% .............                169
1.80% .............                182
1.85% .............                 26
                       ---------------
  Totals               $       163,520
                       ===============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $188,167,470 and $103,906,221, respectively, and total transfers from the Account to the fixed account were $26,375,821 and $67,091,836, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' equity.

     For contracts with the Extra Value option, the Company contributed $1,348,630 and $1,233,161 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $3,370,173 and $3,436,289 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4)  FINANCIAL HIGHLIGHTS

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
AIM VIF - Basic Value Fund - Series II Shares
  2003 ..........  0.95% to 2.70%       1,352,155     $ 10.42 to 10.07    $    13,999,545       0.00%      32.03% to  29.67%
  2002 ..........  0.95% to 2.25%         800,468        7.77 to  7.89          6,302,001       0.00%     -22.33% to -21.06%(a)(b)

AIM VIF - Capital Appreciation Fund - Series II Shares
  2003 ..........  0.95% to 2.35%         316,154        9.82 to  9.55          3,077,512       0.00%      27.96% to 26.12%
  2002 ..........  0.95% to 1.85%          91,797        7.60 to  7.67            701,623       0.00%     -24.03% to -23.27%(a)(b)

AIM VIF - Capital Development Fund - Series I Shares
  2003 ..........  0.95% to 1.40%          10,904       10.44 to 10.36            113,560       0.00%      34.07% to  33.45%
  2002 ..........       1.10%               2,639            7.78                  20,535       0.00%           -22.18%     (a)(b)

AIM VIF - International Growth Fund - Series II Shares
  2003 ..........  0.95% to 2.30%         148,422       10.87 to 10.59          1,605,977       0.40%      27.38% to  25.62%
  2002 ..........  0.95% to 1.85%          99,782        8.47 to  8.54            849,893       1.25%     -15.34% to -14.64%(a)(b)

AIM VIF - Mid Cap Core Equity Fund - Series I Shares
  2003 ..........  0.95% to 1.75%          46,999       10.85 to 10.70            508,621       0.00%      26.11% to  25.09%
  2002 ..........  0.95% to 1.35%          18,668        8.58 to  8.60            160,441       0.00%     -14.20% to -14.00%(a)(b)

AIM VIF - Premier Equity Fund - Series I Shares
  2003 ..........  0.95% to 1.75%          35,260       10.17 to  8.48            349,853       0.39%      23.89% to  22.85%
  2002 ..........  0.95% to 1.20%          10,318        8.20 to  8.21             84,658       0.85%     -18.04% to -17.92%(a)(b)

AIM VIF - Premier Equity Fund - Series II Shares
  2003 ..........  0.95% to 2.35%         204,961        9.11 to  8.86          1,852,060       0.30%      23.64% to  21.85%
  2002 ..........  0.95% to 1.85%         104,098        7.30 to  7.36            763,969       0.73%     -27.00% to -26.35%(a)(b)

Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
  2003 ..........  0.95% to 2.70%         742,495       10.56 to 10.21          7,788,932       0.82%      30.93% to  28.61%
  2002 ..........  0.95% to 2.25%         256,388        7.93 to  8.06          2,062,156       0.42%     -20.65% to -19.36%(a)(b)

Alliance VPSF - AllianceBernstein International Value Portfolio - Class B
  2003 ..........  0.95% to 2.45%         465,461       13.45 to 13.07          6,221,573       0.34%      42.58% to  40.47%
  2002 ..........  0.95% to 2.00%         189,416        9.31 to  9.43          1,781,711       0.07%      -6.92% to  -5.67%(a)(b)

Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
  2003 ..........  0.95% to 2.30%         309,330        9.09 to  8.85          2,794,786       0.00%      22.20% to  20.49%
  2002 ..........  0.95% to 1.75%         106,973        7.39 to  7.44            793,895       0.00%     -26.11% to -25.58%(a)(b)

Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
  2003 ..........  0.95% to 2.40%         859,724       12.66 to 12.32         10,816,970       0.49%      39.55% to  37.54%
  2002 ..........  0.95% to 2.00%         504,456        8.96 to  9.07          4,565,109       0.20%     -10.44% to  -9.26%(a)(b)

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2003 ..........  0.95% to 1.75%          45,605       11.21 to 10.26            507,629       0.26%      36.47% to  35.35%
  2002 ..........  0.95% to 1.35%          13,134        8.19 to  8.21            107,755       0.29%     -18.08% to -17.89%(a)(b)

Dreyfus Socially Responsible Growth Fund, Inc., The
  2003 ..........  0.95% to 1.55%          29,343        9.94 to  7.41            260,457       0.17%      24.81% to  24.00%
  2002 ..........  1.10% to 1.25%           5,844        7.95 to  7.96             46,504       0.52%     -20.49% to -20.42%(a)(b)

Dreyfus Stock Index Fund, Inc. - Initial Shares
  2003 ..........  0.95% to 1.55%         129,158       10.78 to  8.79          1,343,041       1.59%      27.15% to  26.36%
  2002 ..........  0.95% to 1.50%          31,338        6.96 to  8.48            263,921       1.03%     -15.56% to -15.21%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Dreyfus Stock Index Fund, Inc. - Service Shares
  2003 ..........  0.95% to 2.35%         159,827     $ 12.16 to 12.08    $     1,941,207       0.84%      21.60% to  20.50%(a)(b)

Federated IS - American Leaders Fund II - Service Shares
  2003 ..........  0.95% to 2.70%         203,311       10.20 to  9.90          2,062,876       0.47%      26.11% to  23.86%
  2002 ..........  0.95% to 2.25%          27,004        7.99 to  8.09            217,899       0.00%     -20.09% to -19.09%(a)(b)

Federated IS - Capital Appreciation Fund II - Service Shares
  2003 ..........  0.95% to 2.25%         231,866       10.02 to  9.80          2,309,010       0.19%      22.70% to  21.07%
  2002 ..........  0.95% to 1.75%          33,487        8.11 to  8.17            272,762       0.00%     -18.87% to -18.33%(a)(b)

Federated IS - Growth Strategies Fund II
  2003 ..........  0.95% to 1.65%          34,404       11.30 to 11.17            387,498       0.00%      38.75% to  37.78%
  2002 ..........  0.95% to 1.35%          14,512        8.12 to  8.14            118,081       0.00%     -18.78% to -18.59%(a)(b)

Federated IS - High Income Bond Fund II-Service Shares
  2003 ..........  0.95% to 2.10%         989,694       12.02 to 11.76         11,817,284       5.07%      20.64% to  19.30%
  2002 ..........  0.95% to 1.85%         317,116        9.84 to  9.96          3,151,615       0.26%      -1.58% to -0.39%(a)(b)

Federated IS - International Equity Fund II
  2003 ..........  0.95% to 1.40%          14,585       10.13 to 10.05            147,361       0.00%      30.60% to  29.96%
  2002 ..........  0.95% to 1.10%           2,956        7.75 to  7.76             22,912       0.00%     -22.50% to -22.44%(a)(b)

Federated IS - Quality Bond Fund II - Primary Shares
  2003 ..........  0.95% to 1.65%         229,888       10.99 to 11.47          2,540,248       2.81%       3.65% to   2.96%
  2002 ..........  0.95% to 1.40%          68,180       10.58 to 11.19            726,707       0.00%       5.71% to   6.06%(a)(b)

Federated IS - Quality Bond Fund II - Service Shares
  2003 ..........  0.95% to 2.15%       1,371,824       11.08 to 10.87         15,115,571       2.60%       3.45% to   2.23%
  2002 ..........  0.95% to 1.85%         317,535       10.63 to 10.71          3,395,118       0.00%       6.29% to   7.14%(a)(b)

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       3,424,309       15.00 to 12.49         50,582,699       1.77%      28.64% to  28.38%
  2002 ..........  1.30% to 1.50%       3,956,126        9.73 to 11.66         45,514,268       1.88%     -18.19% to -18.03%
  2001 ..........  1.30% to 1.50%       4,706,557       11.90 to 14.23         66,148,100       1.65%      -6.39% to  -6.20%
  2000 ..........  1.30% to 1.50%       4,407,750       12.71 to 15.17         65,993,923       1.69%       6.80% to   7.02%
  1999 ..........  1.30% to 1.50%       5,321,388       11.90 to 14.17         74,615,584       1.40%       4.73% to   4.95%

Fidelity(R) VIP - Equity-Income Portfolio - Service Class
  2003 ..........  0.95% to 1.75%       3,113,981       12.11 to 10.82         37,200,996       1.62%      28.98% to  27.93%
  2002 ..........  0.95% to 1.50%       3,205,774        7.60 to  9.39         29,863,633       1.78%     -18.33% to -17.79%
  2001 ..........  0.95% to 1.50%       3,845,772        9.30 to 11.42         43,655,784       1.63%      -6.52% to  -6.00%
  2000 ..........  0.95% to 1.50%       3,865,570        9.95 to 12.15         46,684,613       1.55%       6.69% to  10.72%(b)
  1999 ..........  0.95% to 1.45%       3,572,262        9.33 to 11.32         40,383,800       1.00%      -6.74% to   5.25%(a)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
  2003 ..........  0.95% to 2.55%       4,300,709       10.79 to  9.30         44,282,602       1.31%      28.79% to  26.70%
  2002 ..........  0.95% to 2.05%       3,060,579        7.41 to  8.38         24,567,597       1.55%     -19.10% to -17.94%
  2001 ..........  0.95% to 2.05%       2,498,838        9.17 to 10.21         24,470,749       0.88%      -7.36% to  -6.13%
  2000 ..........  0.95% to 1.80%         716,904        9.96 to 10.87          7,518,035       0.00%       8.06% to   8.74%(a)(b)

Fidelity(R) VIP - Growth Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       4,218,568       14.02 to 11.95         58,271,608       0.27%      31.12% to  30.86%
  2002 ..........  1.30% to 1.50%       4,940,777        9.13 to 10.69         52,151,808       0.27%     -31.16% to -31.02%
  2001 ..........  1.30% to 1.50%       6,886,634       13.26 to 15.50        105,582,045       0.08%     -18.89% to -18.73%
  2000 ..........  1.30% to 1.50%       8,772,882       16.35 to 19.07        165,334,903       0.11%     -12.31% to -12.13%
  1999 ..........  1.30% to 1.50%       5,918,823       18.65 to 21.70        127,025,604       0.11%      35.38% to  35.65%

Fidelity(R) VIP - Growth Portfolio - Service Class
  2003 ..........  0.95% to 1.70%       4,386,812       11.77 to  8.21         50,646,486       0.19%      31.52% to  30.48%
  2002 ..........  0.95% to 1.65%       4,896,367        5.99 to  8.95         43,021,685       0.15%     -31.48% to -30.86%
  2001 ..........  0.95% to 1.65%       6,382,836        8.72 to 12.95         81,083,471       0.00%     -19.26% to -18.51%
  2000 ..........  0.95% to 1.65%       7,210,692       10.78 to 15.89        112,509,474       0.09%     -13.87% to -11.91%(a)
  1999 ..........  0.95% to 1.60%       5,140,104       12.33 to 18.04         92,221,506       0.07%      23.31% to  35.98%(a)

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Fidelity(R) VIP - Growth Portfolio - Service Class 2
  2003 ..........  0.95% to 2.45%       5,503,924     $  6.25 to  7.47    $    37,423,355       0.11%      31.28% to  29.25%
  2002 ..........  0.95% to 2.05%       5,078,891        4.62 to  6.01         26,394,901       0.15%     -32.10% to -30.96%
  2001 ..........  0.95% to 2.05%       5,230,827        6.77 to  8.76         39,867,391       0.06%     -19.85% to -18.65%
  2000 ..........  0.95% to 1.95%       2,836,389        8.42 to 10.84         26,677,487       0.00%     -15.78% to -15.21%(a)(b)

Fidelity(R) VIP - High Income Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       4,594,500       10.23 to  8.62         46,434,695       6.96%      25.61% to  25.36%
  2002 ..........  1.30% to 1.50%       5,320,080        6.88 to  8.15         42,857,955      11.06%       1.89% to   2.10%
  2001 ..........  1.30% to 1.50%       6,430,955        6.75 to  7.98         50,812,539      14.87%     -13.06% to -12.89%
  2000 ..........  1.30% to 1.50%       8,816,840        7.76 to  9.16         80,112,970       7.92%     -23.63% to -23.48%
  1999 ..........  1.30% to 1.50%      12,082,053       10.16 to 11.97        143,694,787       9.51%       6.53% to   6.75%

Fidelity(R) VIP - High Income Portfolio - Service Class
  2003 ..........  0.95% to 1.50%       2,810,258        8.52 to  8.18         23,909,014       7.08%      25.76% to  25.07%
  2002 ..........  0.95% to 1.50%       2,867,219        6.54 to  7.12         19,402,091      11.30%       2.02% to   2.63%
  2001 ..........  0.95% to 1.50%       3,557,526        6.41 to  6.97         23,468,385      13.90%     -13.33% to -12.74%
  2000 ..........  0.95% to 1.50%       3,992,582        7.38 to  8.03         30,190,276       7.70%     -23.77% to -22.41%(b)
  1999 ..........  0.95% to 1.50%       4,070,551        9.69 to  9.87         40,145,881       6.56%      -3.14% to   7.05%(a)

Fidelity(R) VIP - High Income Portfolio - Service Class 2
  2003 ..........  0.95% to 2.25%       2,404,278        9.02 to  7.85         20,602,230       5.22%      25.55% to  23.99%
  2002 ..........  0.95% to 1.85%       1,469,078        6.33 to  7.18         10,042,551      10.25%       0.93% to   2.32%
  2001 ..........  0.95% to 1.85%       1,355,213        6.28 to  7.02          9,074,924       9.49%     -14.03% to -12.77%
  2000 ..........  0.95% to 1.65%         551,199        7.36 to  8.05          4,280,997       0.00%     -20.02% to -19.53%(a)(b)

Fidelity(R) VIP - Money Market Portfolio - Initial Class
  2003 ..........  0.95% to 1.95%       4,532,670       11.87 to 10.88         54,093,344       1.01%       0.04% to  -0.96%
  2002 ..........  0.95% to 1.75%       7,161,135       10.92 to 12.26         85,645,681       1.71%      -0.28% to   0.73%
  2001 ..........  0.95% to 1.75%       9,148,479       10.93 to 12.21        109,227,617       4.01%       2.13% to   3.15%
  2000 ..........  0.95% to 1.65%       5,501,161       10.70 to 11.88         64,255,177       5.79%       4.56% to   5.33%
  1999 ..........  0.95% to 1.50%       7,052,083       10.27 to 11.32         78,688,252       5.17%       2.66% to   4.17%(a)

Fidelity(R) VIP - Overseas Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       2,717,889       12.55 to 10.59         33,779,679       0.81%      41.51% to  41.22%
  2002 ..........  1.30% to 1.50%       3,295,102        7.50 to  8.87         28,981,568       0.89%     -21.48% to -21.32%
  2001 ..........  1.30% to 1.50%       4,434,023        9.55 to 11.27         49,606,349       5.64%     -22.36% to -22.20%
  2000 ..........  1.30% to 1.50%       5,540,719       12.30 to 14.49         79,759,887       1.60%     -20.32% to -20.16%
  1999 ..........  1.30% to 1.50%       5,705,562       15.44 to 18.15        103,020,700       1.33%      40.49% to  40.77%

Fidelity(R) VIP - Overseas Portfolio - Service Class
  2003 ..........  0.95% to 1.70%       1,338,806       10.44 to  9.45         13,852,488       0.71%      41.85% to  40.74%
  2002 ..........  0.95% to 1.50%       1,459,258        6.34 to  7.36         10,652,687       0.78%     -21.77% to -21.10%
  2001 ..........  0.95% to 1.60%       1,789,118        8.05 to  9.33         16,552,660       5.53%     -22.65% to -22.02%
  2000 ..........  0.95% to 1.60%       2,059,621       10.40 to 11.96         24,456,825       1.36%     -20.44% to -16.44%(b)
  1999 ..........  0.95% to 1.50%       1,375,610       13.08 to 14.94         20,524,133       0.76%      30.76% to  41.11%(a)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2
  2003 ..........  0.95% to 2.30%       1,264,290        7.32 to  8.56         10,016,450       0.44%      41.68% to  39.72%
  2002 ..........  0.95% to 1.95%       1,167,806        5.03 to  6.34          6,583,033       0.84%     -22.36% to -21.21%
  2001 ..........  0.95% to 1.95%       1,274,635        6.45 to  8.09          9,256,296       4.73%     -23.06% to -21.92%
  2000 ..........  0.95% to 1.95%         839,810        8.34 to 10.42          7,920,174       0.00%     -16.56% to -16.00%(a)(b)

Fidelity(R) VIP - Value Portfolio - Service Class
  2003 ..........  0.95% to 1.05%          61,973       10.41 to 10.39            644,929       0.33%      32.80% to  32.67%
  2002 ..........  0.95% to 1.10%          71,212        7.82 to  7.84            558,177       0.12%     -16.70% to -16.57%
  2001 ..........  0.95% to 1.10%          66,001        9.37 to  9.40            620,160       0.20%      -6.28% to  -6.01%(a)(b)

Fidelity(R) VIP - Value Portfolio - Service Class 2
  2003 ..........  0.95% to 1.95%         153,119       10.38 to 10.11          1,573,358       0.33%      32.48% to  31.14%
  2002 ..........  0.95% to 1.95%         176,457        7.71 to  7.83          1,373,675       0.12%     -17.51% to -16.67%
  2001 ..........  0.95% to 1.95%         145,526        9.34 to  9.40          1,364,395       0.20%      -6.57% to  -6.01%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%         770,719     $ 13.67 to 11.82    $    10,386,174       3.65%      16.44% to  16.21%
  2002 ..........  1.30% to 1.50%         871,353       10.17 to 11.74         10,084,620       4.11%     -10.10% to  -9.92%
  2001 ..........  1.30% to 1.50%       1,032,325       11.32 to 13.03         13,288,122       4.42%      -5.54% to  -5.34%
  2000 ..........  1.30% to 1.50%       1,247,384       11.98 to 13.77         16,988,959       3.43%      -5.36% to  -5.17%
  1999 ..........  1.30% to 1.50%       1,371,570       12.66 to 14.52         19,726,587       2.96%       9.43% to   9.65%

Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
  2003 ..........  0.95% to 1.50%         685,066       11.60 to  9.82          7,895,483       3.53%      16.79% to  16.14%
  2002 ..........  0.95% to 1.50%         761,504        8.46 to  9.93          7,520,585       4.17%     -10.22% to  -9.72%
  2001 ..........  0.95% to 1.50%         962,708        9.42 to 11.00         10,538,664       4.21%      -5.69% to  -5.16%
  2000 ..........  0.95% to 1.50%       1,022,687        9.99 to 11.60         11,809,571       3.12%      -5.49% to  -3.21%(b)
  1999 ..........  0.95% to 1.25%         926,710       10.59 to 12.20         11,290,213       1.80%       5.89% to   9.96%(a)

Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2
  2003 ..........  0.95% to 2.05%         546,660        9.43 to  9.05          5,227,561       3.38%      16.55% to  15.25%
  2002 ..........  0.95% to 2.05%         584,811        7.86 to  8.45          4,820,661       4.15%     -10.89% to  -9.89%
  2001 ..........  0.95% to 2.05%         718,290        8.82 to  9.42          6,588,726       3.01%      -6.36% to  -5.30%
  2000 ..........  0.95% to 1.50%         322,819        9.45 to 10.00          3,141,410       0.00%      -5.79% to  -5.16%(a)(b)

Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%         533,547       12.64 to 10.70          6,658,925       2.92%      21.73% to  21.49%
  2002 ..........  1.30% to 1.50%         607,643        8.81 to 10.39          6,237,888       3.09%     -16.79% to -16.63%
  2001 ..........  1.30% to 1.50%         805,715       10.59 to 12.46          9,931,127       3.07%      -8.79% to  -8.60%
  2000 ..........  1.30% to 1.50%         951,332       11.61 to 13.63         12,850,645       2.16%     -13.78% to -13.60%
  1999 ..........  1.30% to 1.50%       1,005,749       13.46 to 15.78         15,748,524       2.28%      13.53% to  13.76%

Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class
  2003 ..........  0.95% to 1.65%         461,854       10.41 to  8.85          4,778,009       2.84%      21.98% to  21.13%
  2002 ..........  0.95% to 1.50%         511,396        7.06 to  8.53          4,338,581       2.88%     -16.98% to -16.34%
  2001 ..........  0.95% to 1.50%         642,356        8.48 to 10.20          6,517,623       2.96%      -9.12% to  -8.39%
  2000 ..........  0.95% to 1.50%         780,807        9.31 to 11.14          8,656,675       2.02%     -13.90% to -11.35%(b)
  1999 ..........  0.95% to 1.40%         626,500       10.82 to 12.86          8,038,315       1.30%       8.25% to  14.04%(a)

Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class 2
  2003 ..........  0.95% to 2.00%         411,988        8.11 to  8.31          3,444,963       2.70%      21.86% to  20.58%
  2002 ..........  0.95% to 1.85%         463,222        6.49 to  7.05          3,184,600       2.75%     -17.56% to -16.63%
  2001 ..........  0.95% to 1.85%         557,576        7.86 to  8.49          4,615,931       2.40%      -9.54% to  -8.48%
  2000 ..........  0.95% to 1.50%         332,937        8.69 to  9.33          3,012,889       0.00%     -13.26% to -12.83%(a)(b)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       4,203,351       16.73 to 14.01         69,483,080       0.46%      26.80% to  26.54%
  2002 ..........  1.30% to 1.50%       4,767,339       11.07 to 13.20         62,231,480       0.93%     -10.71% to -10.53%
  2001 ..........  1.30% to 1.50%       6,221,749       12.40 to 14.75         90,878,389       0.83%     -13.57% to -13.39%
  2000 ..........  1.30% to 1.50%       7,644,417       14.34 to 17.03        128,941,241       0.36%      -8.02% to  -7.83%
  1999 ..........  1.30% to 1.50%       6,829,276       15.59 to 18.48        125,225,537       0.41%      22.39% to  22.64%

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
  2003 ..........  0.95% to 1.85%       3,374,699       14.11 to  9.94         46,777,335       0.35%      27.13% to  25.98%
  2002 ..........  0.95% to 1.85%       3,563,729        7.89 to 11.10         38,984,835       0.79%     -11.10% to -10.29%
  2001 ..........  0.95% to 1.85%       4,223,233        8.87 to 12.37         51,409,430       0.71%     -13.99% to -13.20%
  2000 ..........  0.95% to 1.85%       4,732,884       10.32 to 14.25         66,411,989       0.34%      -8.43% to  -7.60%
  1999 ..........  0.95% to 1.85%       3,671,712       11.27 to 15.42         56,270,546       0.23%      12.67% to  22.97%(a)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
  2003 ..........  0.95% to 2.70%       4,294,206        9.12 to  9.47         40,584,160       0.23%      26.98% to  24.75%
  2002 ..........  0.95% to 2.25%       2,721,894        6.96 to  7.97         20,351,677       0.73%     -12.07% to -10.46%
  2001 ..........  0.95% to 1.95%       2,520,595        7.89 to  8.94         21,192,128       0.61%     -14.39% to -13.31%
  2000 ..........  0.95% to 1.95%       1,456,068        9.19 to 10.37         14,198,053       0.00%      -8.10% to  -7.48%(a)(b)

Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
  2003 ..........  0.95% to 2.05%       8,294,373       11.16 to  7.89        100,019,978       1.46%      27.19% to  25.78%
  2002 ..........  0.95% to 2.05%       9,224,993        6.27 to 11.23         87,694,970       1.46%     -23.95% to -22.99%
  2001 ..........  0.95% to 2.05%      12,613,054        8.24 to 14.63        156,372,138       1.16%     -14.03% to -12.94%
  2000 ..........  0.95% to 1.85%      12,597,944        9.60 to 16.87        183,656,601       1.02%     -10.97% to  -8.77%(b)
  1999 ..........  0.95% to 1.85%      10,298,457       10.78 to 18.84        169,927,163       0.65%       7.84% to  19.37%

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class
  2003 ..........  0.95% to 1.95%       6,033,702     $ 14.12 to 12.56    $    87,046,104       4.37%       4.20% to   3.19%
  2002 ..........  0.95% to 1.85%       7,974,078       12.17 to 14.54        110,984,969       3.72%       8.23% to   9.29%
  2001 ..........  0.95% to 1.85%       7,585,546       11.24 to 13.35         96,862,508       4.69%       6.39% to   7.43%
  2000 ..........  0.95% to 1.50%       5,949,869       10.59 to 12.47         71,344,582       6.46%       9.56% to  10.69%(b)
  1999 ..........  0.95% to 1.50%       6,002,359        9.80 to 11.36         66,064,225       3.71%      -2.53% to  -1.86%(b)

Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class
  2003 ..........  0.95% to 1.40%          25,870        8.67 to  8.54            223,991       0.00%      29.24% to  28.62%
  2002 ..........  0.95% to 1.00%          24,455        6.64 to  6.71            163,905       0.00%     -27.45% to -27.04%
  2001 ..........  0.95% to 1.60%          34,552        9.09 to  9.19            316,794       0.24%      -9.14% to  -8.10%(a)(b)

Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2
  2003 ..........  0.95% to 2.25%         319,322        8.57 to  8.22          2,702,200       0.00%      29.05% to  27.32%
  2002 ..........  0.95% to 1.95%         206,142        6.48 to  6.64          1,357,901       0.00%     -28.24% to -27.32%
  2001 ..........  0.95% to 1.95%         148,920        9.03 to  9.13          1,354,945       0.01%      -9.73% to  -8.66%(a)(b)

Fidelity(R) VIP III - Balanced Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       3,444,593       16.94 to 11.68         57,654,257       2.98%      16.19% to  15.96%
  2002 ..........  1.30% to 1.50%       4,262,434       10.07 to 14.58         61,479,112       3.31%     -10.09% to  -9.91%
  2001 ..........  1.30% to 1.50%       5,526,702       11.20 to 16.18         88,567,556       3.91%      -3.06% to  -2.86%
  2000 ..........  1.30% to 1.50%       6,578,862       11.56 to 16.66        108,586,163       3.38%      -5.73% to  -5.54%
  1999 ..........  1.30% to 1.50%       8,763,242       12.26 to 17.64        153,189,833       2.38%       2.98% to   3.19%

Fidelity(R) VIP III - Balanced Portfolio - Service Class
  2003 ..........  0.95% to 1.70%       1,671,579       11.38 to  9.69         18,897,936       2.76%      16.41% to  15.55%
  2002 ..........  0.95% to 1.50%       1,814,362        7.99 to  9.77         17,626,815       3.16%     -10.33% to  -9.62%
  2001 ..........  0.95% to 1.50%       2,135,354        8.89 to 10.81         22,968,602       3.61%      -3.21% to  -2.66%
  2000 ..........  0.95% to 1.50%       2,312,256        9.18 to 11.11         25,544,792       3.02%      -5.81% to  -3.64%(b)
  1999 ..........  0.95% to 1.45%       2,274,719        9.75 to 11.73         26,616,727       1.44%      -2.49% to   3.44%(a)

Fidelity(R) VIP III - Balanced Portfolio - Service Class 2
  2003 ..........  0.95% to 2.00%       1,107,853        9.80 to  9.00         10,480,979       2.55%      16.30% to  15.09%
  2002 ..........  0.95% to 1.95%       1,143,308        7.79 to  8.42          9,326,361       3.07%     -10.87% to  -9.80%
  2001 ..........  0.95% to 1.95%       1,239,800        8.76 to  9.34         11,239,345       2.30%      -3.87% to  -2.81%
  2000 ..........  0.95% to 1.80%         465,235        9.13 to  9.61          4,365,642       0.00%      -4.52% to  -3.91%(a)(b)

Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class
  2003 ..........  0.95% to 1.45%          97,835        7.03 to  6.73            687,328       0.00%      23.99% to  23.39%
  2002 ..........  0.95% to 1.40%         113,186        5.46 to  5.67            641,374       0.16%      -8.63% to  -8.11%
  2001 ..........  0.95% to 1.40%         125,342        5.97 to  6.17            772,763       0.10%     -29.81% to -29.29%
  2000 ..........  0.95% to 1.00%          62,831        8.51 to  8.73            547,667       0.00%     -12.82% to -12.70%(a)(b)

Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class 2
  2003 ..........  0.95% to 2.25%         571,779        6.99 to  6.52          3,888,328       0.00%      23.73% to  22.13%
  2002 ..........  0.95% to 1.85%         519,737        5.36 to  5.65          2,870,056       0.18%      -9.55% to  -8.43%
  2001 ..........  0.95% to 1.85%         468,870        5.92 to  6.17          2,838,644       0.10%     -30.28% to -29.29%
  2000 ..........  0.95% to 1.50%         140,556        8.50 to  8.73          1,201,150       0.00%     -14.99% to -12.70%(a)(b)

Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       2,241,345       14.68 to 12.20         32,448,173       1.23%      22.17% to  21.92%
  2002 ..........  1.30% to 1.50%       2,571,965       10.01 to 12.01         30,530,496       1.47%     -17.87% to -17.70%
  2001 ..........  1.30% to 1.50%       3,350,144       12.19 to 14.60         48,279,112       1.39%     -10.12% to  -9.94%
  2000 ..........  1.30% to 1.50%       3,868,257       13.56 to 16.21         61,968,226       1.18%      -5.05% to  -4.86%
  1999 ..........  1.30% to 1.50%       4,343,583       14.28 to 17.04         73,273,279       0.57%       7.53% to   7.75%

Fidelity(R) VIP III - Growth & Income Portfolio - Service Class
  2003 ..........  0.95% to 1.70%       3,186,392       11.65 to  9.11         36,708,432       1.13%      22.43% to  21.51%
  2002 ..........  0.95% to 1.50%       3,561,810        7.01 to  9.51         33,518,982       1.37%     -18.16% to -17.48%
  2001 ..........  0.95% to 1.50%       4,431,368        8.55 to 11.53         50,445,917       1.31%     -10.23% to  -9.72%
  2000 ..........  0.95% to 1.50%       5,015,994        9.52 to 12.77         63,285,340       1.11%      -5.13% to  -2.69%(b)
  1999 ..........  0.95% to 1.50%       4,429,385       10.03 to 13.39         59,046,397       0.34%       0.34% to   8.03%(a)

Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2
  2003 ..........  0.95% to 2.45%       2,256,250        8.92 to  8.11         19,586,061       0.95%      22.27% to  20.43%
  2002 ..........  0.95% to 2.00%       2,031,206        6.74 to  7.29         14,463,378       1.39%     -18.93% to -17.64%
  2001 ..........  0.95% to 1.80%       2,085,900        8.36 to  8.86         18,097,561       1.09%     -11.11% to  -9.88%
  2000 ..........  0.95% to 1.55%       1,190,512        9.44 to  9.83         11,496,342       0.00%      -2.41% to  -1.73%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
  2003 ..........  1.30% to 1.50%       9,018,711     $ 16.95 to  8.88    $   149,392,032       0.82%      28.19% to  27.93%
  2002 ..........  1.30% to 1.50%      11,062,424        6.94 to 13.22        143,427,725       1.16%     -23.02% to -22.86%
  2001 ..........  1.30% to 1.50%      15,292,145        9.02 to 17.14        257,389,800       0.40%     -15.71% to -15.54%
  2000 ..........  1.30% to 1.50%      20,319,673       10.70 to 20.30        405,641,733       1.45%     -18.31% to -18.14%
  1999 ..........  1.30% to 1.50%      28,962,630       13.10 to 24.79        707,577,101       1.04%       2.71% to   2.92%

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
  2003 ..........  0.95% to 1.70%       4,718,108        8.51 to  6.84         39,725,388       0.63%      28.43% to  27.45%
  2002 ..........  0.95% to 1.50%       5,326,989        5.23 to  6.62         34,909,704       0.98%     -23.31% to -22.66%
  2001 ..........  0.95% to 1.50%       6,880,064        6.79 to  8.56         58,328,051       0.26%     -16.01% to -15.26%
  2000 ..........  0.95% to 1.50%       8,553,468        8.06 to 10.10         85,665,568       1.31%     -18.41% to -15.47%(b)
  1999 ..........  0.95% to 1.50%       8,482,052        9.88 to 12.32        104,212,302       0.64%      -1.17% to   3.19%(a)

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2
  2003 ..........  0.95% to 2.25%       1,135,191        7.12 to  6.42          7,823,843       0.49%      28.18% to  26.48%
  2002 ..........  0.95% to 1.80%       1,328,408        5.07 to  5.56          7,176,456       0.90%     -23.83% to -22.75%
  2001 ..........  0.95% to 1.80%       1,663,455        6.66 to  7.19         11,651,717       0.34%     -16.69% to -15.46%
  2000 ..........  0.95% to 1.95%       1,140,517        8.07 to  8.51          9,499,059       0.00%     -15.49% to -14.92%(a)(b)

Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class
  2003 ..........       1.30%             147,072                22.42          3,297,769       0.41%                 36.84%
  2002 ..........       1.30%             155,616                16.39          2,550,019       1.00%                -11.00%
  2001 ..........       1.30%             157,589                18.41          2,901,358       0.00%                 -4.48%
  2000 ..........       1.30%             155,784                19.27          3,002,511       0.72%                 31.98%
  1999 ..........       1.30%              18,466                14.60            269,661       0.00%                 46.03%(a)(b)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
  2003 ..........  0.95% to 1.85%         950,947       22.70 to 20.08         21,494,305       0.30%      37.21% to  35.96%
  2002 ..........  0.95% to 1.50%       1,047,270       14.96 to 16.55         17,266,663       0.95%     -11.43% to -10.75%
  2001 ..........  0.95% to 1.60%       1,331,713       16.86 to 18.54         24,618,561       0.00%      -5.35% to  -4.29%
  2000 ..........  0.95% to 1.50%       1,451,675       17.71 to 19.37         28,051,236       0.60%      19.84% to  32.27%(a)
  1999 ..........  0.95% to 1.50%         293,080       13.47 to 14.64          4,287,942       0.00%      34.66% to  46.44%(a)(b)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
  2003 ..........  0.95% to 2.45%       2,836,613       13.04 to 19.54         44,434,522       0.21%      36.94% to  34.88%
  2002 ..........  0.95% to 2.05%       2,143,293        9.24 to 15.07         24,940,094       0.87%     -12.23% to -10.88%
  2001 ..........  0.95% to 2.05%       2,002,516       10.49 to 16.99         26,713,881       0.00%      -5.69% to  -4.44%
  2000 ..........  0.95% to 1.95%         972,592       11.10 to 17.86         13,940,815       0.59%      11.04% to  11.79%(a)(b)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
  2003 ..........  0.95% to 1.40%          22,081       12.40 to 11.57            272,822       0.00%      56.29% to  55.59%
  2002 ..........  0.95% to 1.25%           7,968        7.92 to  7.94             63,181       0.00%     -20.78% to -20.64%(a)(b)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
  2003 ..........  0.95% to 2.40%         558,223       11.70 to 11.41          6,494,435       0.00%      55.87% to  53.60%
  2002 ..........  0.95% to 1.95%         108,052        7.43 to  7.51            809,528       0.00%     -25.70% to -24.91%(a)(b)

Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
  2003 ..........  0.95% to 1.75%         103,449       11.06 to 10.91          1,140,788       0.91%      23.69% to  22.70%
  2002 ..........  0.95% to 1.35%          27,539        8.90 to  8.94            245,943       0.00%     -10.95% to -10.62%(a)(b)

Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
  2003 ..........  0.95% to 1.55%          23,502       10.21 to  9.34            239,297       1.52%      31.29% to  30.46%
  2002 ..........  0.95% to 1.35%           5,514        7.76 to  7.77             42,825       0.00%     -22.45% to -22.27%(a)(b)

Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2003 ..........  0.95% to 1.75%          35,096       11.08 to 10.63            385,335       0.46%      33.37% to  32.29%
  2002 ..........  0.95% to 1.50%           8,310        8.06 to  8.31             68,339       0.31%     -17.22% to -16.91%(a)(b)

Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
  2003 ..........  0.95% to 2.45%         562,754       10.53 to 10.25          5,887,850       0.29%      33.02% to  31.00%
  2002 ..........  0.95% to 2.00%         170,381        7.83 to  7.91          1,344,861       0.27%     -21.72% to -20.87%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class II
  2003 ..........  0.95% to 2.25%         119,362       13.18 to 12.85          1,563,181       0.38%      63.10% to  60.97%
  2002 ..........  0.95% to 2.00%          57,258        8.00 to  8.08            461,497       0.19%     -19.96% to -19.21%(a)(b)

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Gartmore GVIT Government Bond Fund - Class I
  2003 ..........  0.95% to 2.30%       2,897,500     $ 10.99 to 11.21    $    32,173,064       3.85%       1.03% to  -0.32%
  2002 ..........  0.95% to 1.85%       1,894,099       10.79 to 11.45         20,858,722       3.72%       7.82% to   8.75%(a)(b)

Gartmore GVIT ID Aggressive Fund
  2003 ..........  0.95% to 2.40%       1,174,265       10.87 to 10.48         12,659,702       1.33%      30.62% to  28.70%
  2002 ..........  0.95% to 1.80%         255,545        8.17 to  8.32          2,116,196       0.77%     -17.63% to -16.79%(a)(b)

Gartmore GVIT ID Conservative Fund
  2003 ..........  0.95% to 2.25%       3,348,427       10.64 to 10.38         35,404,679       2.78%       6.88% to   5.50%
  2002 ..........  0.95% to 1.85%         881,738        9.84 to  9.96          8,755,969       2.20%      -1.62% to  -0.43%(a)(b)

Gartmore GVIT ID Moderate Fund
  2003 ..........  0.95% to 2.55%      10,125,266       10.81 to 10.44        108,655,956       1.99%      18.91% to  17.00%
  2002 ..........  0.95% to 2.10%       2,265,379        8.95 to  9.09         20,515,389       1.47%     -10.15% to  -9.09%(a)(b)

Gartmore GVIT ID Moderately Aggressive Fund
  2003 ..........  0.95% to 2.40%       3,925,388       10.86 to 10.49         42,285,245       1.50%      25.44% to  23.61%
  2002 ..........  0.95% to 2.10%         974,155        8.50 to  8.66          8,409,020       1.15%     -14.43% to -13.41%(a)(b)

Gartmore GVIT ID Moderately Conservative Fund
  2003 ..........  0.95% to 2.45%       4,126,406       10.78 to 10.45         44,183,731       2.47%      12.62% to  10.93%
  2002 ..........  0.95% to 1.85%       1,345,876        9.44 to  9.57         12,841,716       1.92%      -5.43% to  -4.28%(a)(b)

Gartmore GVIT Money Market Fund - Class I
  2003 ..........  0.95% to 2.10%       2,346,235        9.99 to  9.90         23,492,068       0.55%      -0.33% to  -1.48%
  2002 ..........  0.95% to 1.85%       3,211,806        9.94 to 10.20         32,559,252       0.89%      -1.02% to   0.22%(a)(b)

Gartmore GVIT Small Cap Growth Fund - Class II
  2003 ..........  0.95% to 2.45%         366,267        9.53 to  9.25          3,471,151       0.00%      32.79% to  30.74%
  2002 ..........  0.95% to 2.00%         167,244        7.07 to  7.17          1,197,349       0.00%     -29.27% to -28.25%(a)(b)

Gartmore GVIT Small Cap Value Fund - Class I
  2003 ..........  0.95% to 1.65%          23,228       11.93 to 10.55            266,670       0.00%      55.37% to  54.26%
  2002 ..........  0.95% to 1.20%           1,074        6.87 to  7.67              8,098       0.02%     -23.44% to -23.26%(a)(b)

Gartmore GVIT Small Cap Value Fund - Class II
  2003 ..........  0.95% to 2.30%         559,038       11.05 to 10.79          6,135,019       0.00%      54.96% to  52.83%
  2002 ..........  0.95% to 1.85%         112,208        7.07 to  7.13            799,034       0.00%     -29.32% to -28.67%(a)(b)

Gartmore GVIT Small Company Fund - Class I
  2003 ..........  0.95% to 1.65%          39,888       11.50 to 10.66            451,750       0.00%      39.68% to  38.70%
  2002 ..........  0.95% to 1.35%           4,671        8.22 to  8.23             38,430       0.00%     -17.84% to -17.65%(a)(b)

Gartmore GVIT Small Company Fund - Class II
  2003 ..........  0.95% to 2.05%         371,625       11.77 to 11.52          4,351,383       0.00%      39.28% to  37.74%
  2002 ..........  0.95% to 2.00%         135,334        8.37 to  8.45          1,141,193       0.00%     -16.34% to -15.50%(a)(b)

Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
  2003 ..........  0.95% to 2.25%          12,354       12.22 to 12.12            150,570       0.15%      22.24% to  21.21%(a)(b)

MFS(R) VIT - Investors Growth Series - Service Class
  2003 ..........  0.95% to 2.45%         483,758        9.12 to  8.85          4,379,571       0.00%      21.44% to  19.57%
  2002 ..........  0.95% to 2.10%         137,254        7.41 to  7.51          1,026,789       0.00%     -25.95% to -24.90%(a)(b)

MFS(R) VIT - Mid Cap Growth Series - Service Class
  2003 ..........  0.95% to 2.45%         782,319        8.61 to  8.35          6,682,965       0.00%      35.31% to  33.20%
  2002 ..........  0.95% to 2.10%         284,611        6.27 to  6.36          1,804,391       0.00%     -37.29% to -36.35%(a)(b)

MFS(R) VIT - New Discovery Series - Service Class
  2003 ..........  0.95% to 2.70%         516,432        9.57 to  9.24          4,906,118       0.00%      32.16% to  29.79%
  2002 ..........  0.95% to 2.25%         190,543        7.12 to  7.24          1,374,831       0.00%     -28.79% to -27.61%(a)(b)

MFS(R) VIT - Value Series - Service Class
  2003 ..........  0.95% to 2.15%         567,227       10.60 to 10.36          5,972,049       0.13%      23.52% to  22.01%
  2002 ..........  0.95% to 1.95%         221,613        8.50 to  8.58          1,894,709       0.00%     -15.00% to -14.18%(a)(b)

Oppenheimer Capital Appreciation Fund/VA - Service Class
  2003 ..........  0.95% to 2.70%       1,504,622       10.02 to  9.68         14,953,724       0.21%      29.45% to  27.14%
  2002 ..........  0.95% to 2.25%         514,036        7.61 to  7.74          3,964,545       0.01%     -23.87% to -22.62%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
Oppenheimer Global Securities Fund/VA - Initial Class
  2003 ..........  0.95% to 1.75%          38,245     $ 11.22 to 10.07    $       423,082       0.25%      41.66% to  40.49%
  2002 ..........  0.95% to 1.10%           5,633        7.91 to  7.92             44,600       0.00%     -20.85% to -20.78%(a)(b)

Oppenheimer Global Securities Fund/VA - Service Class
  2003 ..........  0.95% to 2.45%       1,001,034       11.19 to 10.87         11,125,344       0.77%      41.50% to  39.33%
  2002 ..........  0.95% to 2.10%         462,585        7.80 to  7.91          3,647,480       0.00%     -22.01% to -20.93%(a)(b)

Oppenheimer High Income Fund/VA - Initial Class
  2003 ..........  0.95% to 1.65%         112,870       11.83 to 11.70          1,332,616       3.41%       22.78% to 21.97%
  2002 ..........  0.95% to 1.35%          21,980        9.61 to  9.64            211,638       0.00%       -3.86% to -3.63%(a)(b)

Oppenheimer Main Street(R) Fund/VA - Service Class
  2003 ..........  0.95% to 2.45%       1,412,782       10.24 to  9.95         14,373,700       0.56%      25.24% to  23.32%
  2002 ..........  0.95% to 2.10%         443,060        8.07 to  8.18          3,613,964       0.01%     -19.31% to -18.20%(a)(b)

Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
  2003 ..........  0.95% to 1.65%          39,780       11.96 to 11.82            474,752       0.00%      42.99% to  42.00%
  2002 ..........  0.95% to 1.20%           7,916        8.35 to  8.36             66,169       0.00%     -16.48% to -16.36%(a)(b)

Oppenheimer Strategic Bond Fund/VA - Service Class
  2003 ..........  0.95% to 2.10%       1,241,682       12.21 to 11.96         15,070,705       3.80%      16.05% to  14.76%
  2002 ..........  0.95% to 1.85%         393,065       10.40 to 10.52          4,126,784       0.08%       4.00% to   5.24%(a)(b)

Putnam VT Discovery Growth Fund - IB Shares
  2003 ..........  0.95% to 2.05%          72,604       10.17 to  9.99            735,625       0.14%      23.72% to  22.34%
  2002 ..........  0.95% to 1.50%          14,682        8.20 to  8.22            120,649       0.00%     -18.03% to -17.77%(a)(b)

Putnam VT Growth & Income Fund - IB Shares
  2003 ..........  0.95% to 2.10%          43,738       12.35 to 11.95            537,504       0.00%      23.46% to  22.55%(a)(b)

Putnam VT International Equity Fund - IB Shares
  2003 ..........  0.95% to 1.70%          32,137       10.35 to 10.22            331,951       0.64%      27.31% to  26.31%
  2002 ..........  0.95% to 1.35%          10,482        8.11 to  8.13             85,177       0.00%     -18.86% to -18.67%(a)(b)

Putnam VT Small Cap Value - IB Shares
  2003 ..........  0.95% to 1.40%          28,092       11.51 to 11.42            322,508       0.30%      48.23% to  47.54%
  2002 ..........  0.95% to 1.35%          12,608        7.74 to  7.76             97,793       0.00%     -22.56% to -22.38%(a)(b)

STI Classic Variable Trust - Growth & Income Fund
  2003 ..........  0.95% to 1.80%           5,829       13.25 to 13.11             77,021       0.64%      25.29% to  24.21%

STI Classic Variable Trust - International Equity Fund
  2003 ..........           0.95%              78                14.32              1,117       0.00%                 36.01%

STI Classic Variable Trust - Small Cap Value Equity Fund
  2003 ..........  0.95% to 1.40%           1,520       14.81 to 14.74             22,410       0.01%      37.12% to  36.60%

STI Classic Variable Trust Capital Appreciation Fund
  2003 ..........  1.45% to 1.80%          12,594       11.82 to 11.77            148,676       0.00%      16.73% to  16.32%

STI Classic Variable Trust Mid-Cap Equity Fund
  2003 ..........  0.95% to 1.80%           7,474       13.22 to 13.08             98,167       0.74%      28.49% to  27.39%

STI Classic Variable Trust Value Income Stock Fund
  2003 ..........  1.15% to 1.80%          10,956       13.22 to 13.12            144,387       1.03%      21.70% to  20.91%

Van Kampen LIT - Comstock Portfolio - Class II
  2003 ..........  0.95% to 2.45%       1,350,669       10.45 to 10.15         14,017,694       0.55%      29.53% to  27.56%
  2002 ..........  0.95% to 2.10%         555,025        7.96 to 8.07          4,464,450       0.01%      -20.44% to -19.33%(a)(b)

Van Kampen LIT - Emerging Growth Portfolio-Class II
  2003 ..........  0.95% to 2.45%         688,105        8.81 to 8.55          6,015,661       0.00%       25.83% to  23.87%
  2002 ..........  0.95% to 2.10%         261,630        6.91 to 7.01          1,825,726       0.00%      -30.94% to -29.95%(a)(b)

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
  2003 ..........  0.95% to 2.10%          19,930       10.15 to 10.07            201,875       0.00%       1.51% to   0.73%(a)(b)

Van Kampen UIF - U.S. Real Estate Portfolio - Class II
  2003 ..........  0.95% to 2.25%          64,808       12.81 to 13.42            846,144       0.00%      28.14% to  27.09%(a)(b)

                     CONTRACT                                                                INVESTMENT
                     EXPENSE                                UNIT              CONTRACT         INCOME          TOTAL
                      RATE*             UNITS            FAIR VALUE        OWNERS' EQUITY      RATIO**       RETURN***
                  --------------    -------------     ----------------    ---------------    ----------   -----------------
VISION Group of Funds - Large Cap Growth Fund II
  2003 ..........  0.95% to 1.65%         171,147     $  9.65 to  9.54    $     1,647,299       0.11%      16.23% to  15.39%
  2002 ..........  0.95% to 1.35%          56,581        8.27 to  8.30            469,174       0.00%     -17.28% to -16.96%(a)(b)

VISION Group of Funds - Large Cap Value Fund II
  2003 ..........  0.95% to 1.65%         164,487       10.53 to 10.40          1,724,915       0.94%      32.18% to  31.24%
  2002 ..........  0.95% to 1.35%          65,516        7.93 to  7.97            520,862       0.21%     -20.67% to -20.35%(a)(b)

VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
  2003 ..........  0.95% to 1.85%       2,168,937       10.77 to 10.61         23,287,184       0.97%      16.17% to  15.13%
  2002 ..........  0.95% to 1.55%         715,334        9.22 to  9.27          6,621,646       0.23%      -7.75% to  -7.31%(a)(b)
                                                                          ---------------

2003 Reserves for annuity contracts in payout phase: .................            342,070
                                                                          ---------------
2003 Contract owners' equity .........................................    $ 1,862,484,350
                                                                          ===============
2002 Reserves for annuity contracts in payout phase: .................            390,249
                                                                          ---------------
2002 Contract owners' equity .........................................    $ 1,361,352,650
                                                                          ===============
2001 Reserves for annuity contracts in payout phase: .................            372,928
                                                                          ---------------
2001 Contract owners' equity .........................................    $ 1,725,843,186
                                                                          ===============
2000 Reserves for annuity contracts in payout phase: .................            553,897
                                                                          ---------------
2000 Contract owners' equity .........................................    $ 2,060,057,497
                                                                          ===============
1999 Reserves for annuity contracts in payout phase: .................            404,434
                                                                          ---------------
1999 Contract owners' equity .........................................    $ 2,321,489,033
                                                                          ===============

        * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================



                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

PART C.    OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

               (a) Financial Statements:

               Nationwide Variable Account-7:

                      Independent Auditors' Report.


                      Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2003.

                      Statements of Operations for year ended December 31, 2003.

                      Statements of Changes in Contract Owners' Equity for Years ended December 31, 2003 and 2002.

                      Notes to Financial Statements.

               Nationwide Life Insurance Company and Subsidiaries:

                      Independent Auditors' Report.

                      Consolidated Balance Sheets as of December 31, 2003 and 2002.

                      Consolidated Statements of Earnings for the years ended December 31, 2003, 2002 and 2001.

                      Consolidated Statements of Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.

                      Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.


                      Notes to Consolidated Financial Statements.

              (b) Exhibits

                  (1) Resolution of the Depositor's Board of Directors
                      authorizing the establishment of
                      the Registrant.                                         *

                  (2) Not Applicable

                  (3) Underwriting or Distribution contracts
                      between the Depositor and Principal
                      Underwriter.                                            *

                  (4) The form of the variable annuity contract               *

                  (5) Variable Annuity Application                            *

                  (6) Articles of Incorporation of Depositor                  *

                  (7) Not Applicable

                  (8) Not Applicable

                  (9) Opinion of Counsel                                      *

                 (10) Not Applicable

                 (11) Not Applicable

                 (12) Not Applicable

              *Filed previously in connection with this registration statement (SEC File No. 033-82174) and hereby incorporated by reference.

Item 25.          Directors and Officers of the Depositor

                  Arden L. Shisler, Director and Chairman of the Board
                  W.G. Jurgensen, Director and Chief Executive Officer
                  Joseph J. Gasper, Director, President and Chief Operating
                        Officer
                  Mark R. Thresher, President and Chief Operating Officer-Elect
                         and Chief Financial Officer
                  Patricia R. Hatler, Executive Vice President, General Counsel
                        and Secretary
                  Terri L. Hill, Executive Vice President-Chief Administrative
                         Officer
                  Michael C. Keller, Executive Vice President-Chief Information
                         Officer
                  Kathleen D. Ricord, Executive Vice President-Chief Marketing
                         Officer
                  Robert A. Rosholt, Executive Vice President-Chief Finance and
                         Investment Officer
                  W. Kim Austen, Senior Vice President-Property and Casualty
                        Commercial/Farm Product Pricing
                  David A. Diamond, Senior Vice President
                  Dennis P. Drent, Senior Vice President-Internal Audits
                  Philip C. Gath, Senior Vice President-Chief Actuary-
                        Nationwide Financial
                  J. Lynn Greenstein, Senior Vice President-Property and
                        Casualty Personal Lines Product Pricing
                  Kelly A. Hamilton, Senior Vice President-NI Finance
                  David K. Hollingsworth, Senior Vice President-President-
                        Nationwide Insurance Sales
                  David R. Jahn, Senior Vice President-Property and Casualty
                        Claims
                  Richard A. Karas, Senior Vice President-Sales-Financial
                        Services
                  M. Eileen Kennedy, Senior Vice President-NF Finance
                  Gale V. King, Senior Vice President-Property and Casualty
                        Human Resources
                  Srinivas Koushik, Senior Vice President-Chief Technology
                        Officer
                  Gregory S. Lashutka, Senior Vice President-Corporate Relations Gary D. McMahan, Senior Vice President
                  Brian W. Nocco, Senior Vice President and Treasurer
                  Mark D. Phelan, Senior Vice President-Technology and
                        Operations
                  John S. Skubik, Senior Vice President-Consumer Finance Katherine A. Stumph, Senior Vice President-Marketing,
                        Strategy and Urban Market Operations
                  Mark D. Torkos, Senior Vice President-Property and
                        Casualty Systems
                  Richard M. Waggoner, Senior Vice President-Operations
                  Robert O. Wilson, Senior Vice President-Corporate Strategy Susan A. Wolken, Senior Vice President-Product Management
                        and Nationwide Financial Marketing
                  James G. Brocksmith, Jr., Director
                  Henry S. Holloway, Director
                  James F. Patterson, Director
                  Gerald D. Prothro, Director
                  Joseph A. Alutto, Director
                  Donald L. McWhorter, Director
                  Arden L. Shisler, Director
                  Alex Shumate, Director
                  Lydia M. Marshall, Director
                  David O. Miller, Director
                  Martha J. Miller de Lombera, Director

                  The business address of the Directors and Officers of the Depositor is:
                  One Nationwide Plaza, Columbus, Ohio 43215

Item 26.

               Persons Controlled by or Under Common Control with the Depositor or Registrant.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** Other subsidiaries



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------

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
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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------

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
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

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                December 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  75,843    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2003


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line
                                        December 31, 2003

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |___
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE MARITIMA VIDA e   |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock:  134,822,225     |
    |                               |   |   |------------   Shares          |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   |   CAP PRO HOLDING, INC.   |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |                           |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |
|  ------------------------------ |  ----------------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |
|  |                            | |  |                                |
|__|                            | |__| Common Stock: 5,000 Shares     |
|  |                            | |  | ------------                   |
|  |                            | |
|  |                            | |  |                                |
|  |TGN-100%                    | |  |                                |
|  ------------------------------ |  | NW Life-100%                   |
|                                 |  ----------------------------------
|  ------------------------------ |
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |
|__|                            | |__|       ASSIGNMENT COMPANY       |
|  |                            | |  |                                |
|  |                            | |  | NW LIFE-100%                   |
|  |                            | |  ----------------------------------
|  |                            | |
|  |TGN-100%                    | |  ----------------------------------
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |
|                                 |  |                                |
|  ------------------------------ |  | Units:                         |
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |
|__|                            | |  ----------------------------------
|  |                            | |
|  |                            | |  ----------------------------------
|  |                            | |  |    NATIONWIDE COMMUNITY        |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |
|  ------------------------------ |  |                                |
|                                 |--| Units:                         |
|  ------------------------------ |  | -----                          |
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |
|  |                            | |  ----------------------------------
|  |                            | |
|__|                            | |  ----------------------------------
   |                            | |  |     NATIONWIDE AFFORDABLE      |
   |                            | |  |         HOUSING, LLC           |
   |TGN-100%                    | |--|                                |
   ------------------------------    | NW Life-45%                    |
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                 ||                                      |
    --------------------------------- |   ----------------------------- ||                                      |
    |    FINANCIAL HORIZONS         | |   |                           | ||                                      |
    |    DISTRIBUTORS AGENCY        | |   |                           | ||                                      |
    |     OF ALABAMA, INC.          | |   |        FLORIDA            | ||                                      |
    |                               |_|   |        RECORDS            |_||                                      |
    | Common Stock: 10,000 Shares   | |   |    ADMINISTRATOR, INC     |__|                                      |
    | ------------                  | |   |                           |                                         |
    |                               | |   |                           |                                         |
    |                               | |   |                           |                                         |
    | NFIDAI-100%                   | |   |                           |                                         |
    --------------------------------- |   -----------------------------                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                                    |
                       --------------------------------   |   -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |   |   |                           |      | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |      |                              |
                       |                              |   |   |                           |      |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|      | NFS-100%                     |
                       --------------------------------   |   -----------------------------      -------------------------------
                                                          |                                                      |
 _______________________________________                  |                                                      |
                                       |                  |                                                      |
                        --------------------------------  |   -----------------------------      --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |      |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |      |                              |
                        |                              |  |   |                           |      | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |      | ------------                 |
                        | -------------                |      |                           |      |                              |
                        |                              |      |                           |      |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |      | NFSB-100%                    |
                        --------------------------------     -----------------------------      --------------------------------
                                    |
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ALABAMA              | | |        NEW MEXICO         |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               || |                           |  |
                               || | AMH - 99.99%              |  |
                               || | GNL - .01%                |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    AMH INVESTMENTS        |  |
                               || |                           |  |
                               ||_|                           |  |
                               |  |                           |  |
                               |  |                           |  |
                               |  | AMH - 100%                |  |__
                               |   ---------------------------
                               |               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-94%                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      December 31, 2003

Item 27.      Number of Contract Owners

              The number of contract owners of Qualified and Non-Qualified Contracts as of February 11, 2004 was 3,481 and 7,507, respectively.


Item 28.      Indemnification

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.      Principal Underwriter

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account               Nationwide VL Separate Account-C
    Nationwide Variable Account               Nationwide VL Separate Account-D
    Nationwide Variable Account-II            Nationwide VLI Separate Account-2
    Nationwide Variable Account-4             Nationwide VLI Separate Account-3
    Nationwide Variable Account-5             Nationwide VLI Separate Account-4
    Nationwide Variable Account-6             Nationwide VLI Separate Account-6
    Nationwide Variable Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:
     Joseph J. Gasper, Director and Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     John M. Davis, President
     William G. Goslee, Senior Vice President
     Mark R. Thresher, Director, Senior Vice President and Treasurer
     Thomas E. Barnes, Vice President and Secretary
     Kevin S. Crossett, Vice President
     Trey Rouse, Vice President
     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President
     Alan A. Todryk, Vice President-Taxation
     Carol L. Dove, Associate Vice President-Treasury Services and Assistant
                        Treasurer
     Glenn W. Soden, Associate Vice President and Assistant Secretary
     Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary

     E. Gary Berndt, Assistant Treasurer

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215



              (c)

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Name of Principal Underwriter  Net Underwriting         Compensation on         Brokerage          Compensation
                                        Discounts and            Redemption or           Commissions
                                        Commissions              Annuitization
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------



Item 30.      Location of Accounts and Records
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      Management Services
              Not Applicable

Item 32.      Undertakings
              The Registrant hereby undertakes to:

              (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          Independent Auditors' Consent

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-7:



We consent to the use of our reports for Nationwide Variable Account-7 dated February 20, 2004 and for Nationwide Life Insurance Company and subsidiaries dated March 11, 2004 included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 033-82174). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.






KPMG LLP

Columbus, Ohio
April 28, 2004

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-7, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 2004.

                                                   NATIONWIDE VARIABLE ACCOUNT-7
                               -------------------------------------------------
                                                         (Registrant)
                                               NATIONWIDE LIFE INSURANCE COMPANY
                               -------------------------------------------------
                                                          (Depositor)


                                                         By/s/ JAMIE RUFF CASTO

                                    --------------------------------------------

                                                                Jamie Ruff Casto


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2004.



                Signature                                   Title



W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH J. GASPER
-------------------------------------------------------------------------
Joseph J. Gasper, Director and President and Chief Operating Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

HENRY S. HOLLOWAY

-------------------------------------------------------------------------
Henry S. Holloway, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                         By /s/ JAMIE RUFF CASTO

                          ------------------------------------------------------

                                                                Jamie Ruff Casto
                                                                Attorney-in-Fact